Registration No. 333-51971

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 88	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
President and Assistant Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Pointe Drive, Suite 300
West Chester, Ohio 45069-4866

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2018 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of Interest in Annuity Investors Variable Account B under The Commodore Advantage® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B

The Commodore Advantage®

File No. 333-51971

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page

2. Definitions	Definitions

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information
(a) Accumulation unit values	Financial Information: Condensed Financial Information; Appendix A: Condensed Financial Information; Appendix C: Closed Subaccounts: Condensed Financial Information for Closed Subaccounts
(b) Financial Statements	Financial Information: Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies
(a) Depositor	Annuity Investors Life Insurance Company ®
(b) Registrant	The Separate Account
(c) Portfolio Companies	The Portfolios
(d) Prospectus	The Portfolios
(e) Voting	Voting of Portfolio Shares
(f) Administrator	Not Applicable

6. Deductions and Expenses
(a) Deductions	Charges and Deductions
(b) Sales load	Not Applicable
(c) Special purchase plans	Not Applicable
(d) Commissions	Distribution of Variable Annuity Contracts
(e) Portfolio company expenses	Expense Tables; Charges and Deductions: Charges and Deductions Assessed Against the Separate Account: Expenses of the Portfolios
(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts
(a) Persons with rights	The Contracts: Persons with Rights Under a Contract; Voting of Portfolio Shares
(b) (i) Allocations of Premium Payments	Purchase Payments and Allocations to Investment Options
(ii) Transfers	Transfers
(iii) Exchanges	The Contracts: Persons with Rights under a Contract
(c) Changes in contracts or operations	The Separate Account: Additions, Deletions or Substitutions of Subaccounts
(d) Inquiries	Overview: How Do I Contact the Company?
(e) Frequent transfer risks	Appendix B: Transfer Restrictions: Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers

8. Annuity Period	Annuity Benefit

9. Death Benefit	Death Benefit

10. Purchases and Contract Values
(a) Purchases	Purchase Payments and Allocation to Investment Options: Investment Options-Allocations
(b) Valuation	Definitions; Charges and Deductions
(c) Daily calculation	Definitions; Purchase Payments and Allocation to Investment Options: Purchase Payments
(d) Underwriter	Distribution of Variable Annuity Contracts

11. Redemptions
(a) By owner By annuitant	Withdrawals and Surrenders Not Applicable
(b) Texas Optional Retirement Program	Overview: Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
(c) Check delay	Withdrawals and Surrenders

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Form N-4 Part A Item No.	Heading in Prospectus
(d) Involuntary redemption	The Contracts: Cancellation and Termination: Termination
(e) Free look	The Contracts: Cancellation and Termination: Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company®

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

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Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) Annuity Investors Life Insurance Company: General Information and History

18. Services
(a) Fees and expenses of registrant	(Prospectus) Expense Tables
(b) Management contracts	Not Applicable
(c) Custodian	Not Applicable
Independentauditors	(SAI) Services: Experts
(d) Assets of registrant	Not Applicable
(e) Affiliated persons	Not Applicable
(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered
(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts (SAI) Distribution of the Contracts
(b) Sales load	Not Applicable
(c) Frequent transfer arrangements	(Prospectus) Appendix B: Transfer Restrictions: Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers

20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21. Calculation of Performance Data
(a) Money market funded subaccounts	Not Applicable
(b) Other Subaccounts	Not Applicable

22. Annuity Payments	(Prospectus) Annuity Benefit; Payment of Benefits; Settlement Options: Forms of Payments under Settlement Options (SAI) Benefit Unit Transfer Formulas; Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE ADVANTAGE®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED MAY 1, 2018

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Subaccounts available under the Contract invest in the corresponding Portfolios listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund – Series I Shares

Invesco V.I. Comstock Fund – Series I Shares

Invesco V.I. Core Equity Fund – Series I Shares

Invesco V.I. Diversified Dividend Fund – Series I Shares

Invesco V.I. Health Care Fund – Series I Shares

Invesco V.I. High Yield Fund – Series I Shares

Invesco V.I. Mid Cap Growth Fund – Series I Shares

Invesco V.I. Small Cap Equity Fund – Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Morningstar Growth ETF Asset Allocation Portfolio – Class II Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund – Class I

VP Large Company Value Fund – Class I

VP Mid Cap Value Fund – Class I VP Ultra® Fund – Class I

Dreyfus Variable Investment Fund

Appreciation Portfolio – Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio – Initial Shares

Opportunistic Small Cap Portfolio – Initial Shares

Franklin Templeton Variable Insurance Products Trust Templeton Foreign VIP Fund – Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio – Institutional Shares

Janus Henderson VIT Enterprise Portfolio – Institutional Shares

Janus Henderson VIT Forty Portfolio – Institutional Shares Janus Henderson VIT Global Research Portfolio – Institutional Shares (Closed)

Janus Henderson VIT Overseas Portfolio – Institutional Shares

Janus Henderson VIT Research Portfolio – Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio – Class I

Mid Cap Growth Portfolio – Class I

U.S. Real Estate Portfolio – Class I

Calamos Advisors Trust

Calamos Growth and Income Portfolio (Closed)

Davis Variable Account Fund, Inc.

Davis Value Portfolio (Closed)

Deutsche Investments VIT Funds

Deutsche Small Cap Index VIP – Class A

Dreyfus Investment Portfolios

MidCap Stock Portfolio – Service Shares

Technology Growth Portfolio – Initial Shares

Dreyfus Stock Index Fund, Inc. – Initial Shares

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares

Oppenheimer Conservative Balanced Fund/VA – Non-Service Shares

Oppenheimer Main Street Fund®/VA – Non-Service Shares

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio – Administrative Class

PIMCO Total Return Portfolio – Administrative Class

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series (Closed)

Timothy Plan Strategic Growth Portfolio Variable Series (Closed)

Wilshire Variable Insurance Trust

2015 Fund

2025 Fund

2035 Fund

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective on April 30, 2018, the Invesco V.I. Global Health Care Fund was renamed Invesco V.I. Health Care Fund.

ALPS Variable Investment Trust: Effective on or about April 30, 2016, the following Portfolios were renamed:

Ibbotson Balanced ETF Asset Allocation Portfolio was renamed Morningstar Balanced ETF Asset Allocation Portfolio.

Ibbotson Conservative ETF Asset Allocation Portfolio was renamed Morningstar Conservative ETF Asset Allocation Portfolio.

Ibbotson Growth ETF Asset Allocation Portfolio was renamed Morningstar Growth ETF Asset Allocation Portfolio.

Ibbotson Income and Growth Asset Allocation Portfolio was renamed Morningstar Income and Growth Asset Allocation Portfolio.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund: On or about April 30, 2016, Money Market Portfolio was renamed Government Money Market Portfolio.

Janus Aspen Series: Effective on June 5, 2017, the following Portfolios were renamed.

Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio.

Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio.

Janus Aspen Forty Portfolio was renamed Janus Henderson VIT Forty Portfolio.

Janus Aspen Global Research Portfolio was renamed Janus Henderson VIT Global Research Portfolio.

Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio.

Janus Aspen Janus Portfolio was renamed Janus Henderson VIT Research Portfolio.

Morgan Stanley Variable Insurance Fund, Inc.: Effective on or about May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

Wilshire Variable Insurance Trust: Effective on May 1, 2016, the following Funds were renamed.

2015 ETF Fund was renamed 2015 Fund.

2025 ETF Fund was renamed 2025 Fund.

2035 ETF Fund was renamed 2035 Fund.

Closed Subaccounts

Investment options listed above as “(Closed”) are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see Appendix C: Closed Subaccounts.

Cutoff Date
Calamos® Advisors Trust: Calamos Growth and Income Portfolio	April 30, 2012
Davis Variable Account Fund, Inc.: Davis Value Portfolio	April 30, 2015
Janus Aspen Series: Janus Henderson VIT Global Research Portfolio-Institutional Shares	November 30, 2004
The Timothy Plan: Timothy Plan Conservative Growth Variable Series	November 30, 2004
The Timothy Plan: Timothy Plan Strategic Growth Variable Series	November 30, 2004

Fixed Investment Options

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer the following fixed investment options:

• Fixed Accumulation Account	• Five-Year Guarantee Interest Rate Option

• One-Year Guarantee Interest Rate Option	• Seven-Year Guarantee Interest Rate Option

• Three-Year Guarantee Interest Rate Option

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the One-Year Guarantee Period Option.

Purchase Payment Bonus

The Contracts offer a 4% Purchase Payment bonus. The Contract’s fees and charges may be higher than those of a contract without a purchase payment bonus and the amount of the purchase payment bonus under the Contact may be more than offset by the Contract’s higher fees and charges. In addition, the contingent deferred sales charges under the Contract may be assessed for a longer period than those under a contract without a purchase payment bonus. More information about the Purchase Payment bonus is included in the Purchase Payment Bonus section of this prospectus.

Supplement for Contracts Issued Before June 1, 2009 with Guaranteed Withdrawal Benefit Riders

If your Contract effective date is before June 1, 2009, your Contract includes Guaranteed Withdrawal Benefit Riders. You should carefully read the Supplement Dated May 1, 2018 for Contracts Issued Before June 1, 2009 and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.

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This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the applicable Portfolio prospectuses. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2018, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s Web site: http://www.sec.gov. The SEC registration number for the Contract is 333-51971. The table of contents for the SAI is printed on the last page of this prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

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Right to Cancel

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to interests in the group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Our contract and certificate form numbers are A803(NQ98)-3, A803(Q98)-3, G803(98)-3, C803(98)-3, P1809603NW, P1809703NW, P2008803NW, and P2008903NW. Form numbers may vary by state.

DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period. The period during which Purchase Payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuity Commencement Date. The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

CDSC. Contingent deferred sales charge.

Company. Annuity Investors Life Insurance Company. The words “we” “us” and “our” also refer to the Company.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives at its administrative office both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to the Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words “you” and “your” also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the CDSC that would apply upon a surrender; the outstanding balance of any loans; any applicable premium tax or other taxes not previously deducted; and, during the first contract year, the amount of the bonus(es) credited to Purchase Payment(s). On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax-Qualified Contract. A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values, and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to Purchase Payments only)(1)	8.00%	8.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	7.00%

(1)	The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.
(2)	The transfer fee currently applies to transfers in excess of 12 in any contract year.
(3)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, depending on the Contract, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 7%.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period. In addition, we will recapture the amount of any bonus credited to the Purchase Payments made during the first contract year if the Contract is surrendered in full during the first contract year. Additional information about the recapture of bonus amounts is set out in the Purchase Payment Bonus section of this prospectus.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

	Standard Contracts	Standard Contracts With Administration Charge Waived*
Annual Contract Maintenance Fee	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	1.25%
Administration Charge	0.15%	0.00%
Total Separate Account Annual Expenses	1.40%	1.25%

*	When we expect to incur reduced administrative expenses, we may waive the Administration Charge.

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expense, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.27%	1.60%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the Wilshire Variable Insurance Trust 2035 Fund.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2017. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Morningstar portfolio and each Wilshire portfolio will likely incur higher expenses than a fund that invests directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	the Contract Owner transaction expenses (described in Table A above),

•	the annual expenses (described in Table B above), and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.60%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,138	$1,781	$2,421	$4,522

We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$338	$1,081	$1,921	$4,522

Example 2: Contract with Minimum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.27%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,003	$1,355	$1,677	$2,839

We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$203	$655	$1,177	$2,839

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2017, or from the end of the year of inception of a Subaccount, if later, to December 31, 2017; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general.

During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

What Benefits Are Available under the Contract?

•	Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

•	Death Benefit. A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	We may not be able to pay claims related to the annuity or death benefits.

•	A contingent deferred sales charge may apply if you withdraw money from your Contract or surrender your Contract.

•	A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative.

You may cancel a Contract within 20 days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?

A contingent deferred sales charge may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 8% for each Purchase Payment. For CDSC purposes, any bonus credited to a Purchase Payment is generally deemed to be part of that Purchase Payment. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the right to cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first contract year.

The CDSC percentage decreases over eight years to 0% after the eighth year from the date of receipt of each Purchase Payment. The CDSC will be waived in its entirety following the tenth Contract anniversary for Contracts issued pursuant to Internal Revenue Code Section 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus.

A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

•	a transfer fee for certain transfers among investment options;

•	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

•	premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2017 are described in the Portfolio prospectuses and SAIs.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include the Contract number and the Owner’s name. You may also call the Company at 1-800 789-6771, or visit us at our web site, www.gaig.com.

THE PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Morningstar Portfolio and each Wilshire Portfolio listed in the table below is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Morningstar Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Value Fund	Series I	Invesco Advisors, Inc.	US equity mid cap: mid-cap blend
Invesco V.I. Comstock Fund	Series I	Invesco Advisors, Inc.	US equity large cap value: large value
Invesco V.I. Core Equity Fund	Series I	Invesco Advisors, Inc.	US equity large cap blend: large blend
Invesco V.I. Diversified Dividend Fund	Series I	Invesco Advisors, Inc.	US equity large cap value: large value
Invesco V.I. Health Care Fund	Series I	Invesco Advisors, Inc.	Healthcare sector equity: health
Invesco V.I. High Yield Fund	Series I	Invesco Advisors, Inc.	High yield fixed income: high yield bond
Invesco V.I. Mid Cap Growth Fund	Series I	Invesco Advisors, Inc.	US equity mid cap: mid-cap growth
Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisors, Inc.	US equity small cap: small blend

ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Moderate allocation: 50% to 70% equity
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Cautious allocation: 15% to 30% equity
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Aggressive allocation: 70% to 85% equity
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Cautious allocation: 30% to 50% equity

American Century Variable Portfolios, Inc.
VP Capital Appreciation	Class I	American Century Investment Management Inc.	US equity mid cap: mid-cap growth
VP Large Company Value Fund	Class I	American Century Investment Management Inc.	US equity large cap value: large value
VP Mid Cap Value Fund	Class I	American Century Investment Management Inc.	US equity mid cap: mid-cap value
VP Ultra® Fund	Class I	American Century Investment Management Inc.	US equity large cap growth: large growth

Deutsche Investments VIT Funds
Deutsche Small Cap Index VIP	Class A	Deutsche Investment Management Americas Inc.	US equity small cap: small blend

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	The Dreyfus Corporation	US equity mid cap: mid-cap blend
Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Technology sector equity: technology
Dreyfus Stock Index Fund, Inc.	Initial	The Dreyfus Corporation Index Manager: Mellon Capital Management (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	Initial	The Dreyfus Corporation Sub-Adviser: Newton Investment Management (North America) Limited (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend
Dreyfus Variable Investment Fund Appreciation Portfolio	Initial	The Dreyfus Corporation	US equity large cap blend: large blend
Dreyfus Variable Investment Fund Government Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: money market - taxable
Dreyfus Variable Investment Fund Growth and Income Portfolio	Initial	The Dreyfus Corporation	US equity large cap growth: large growth
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	US equity small cap: small blend

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	Global equity large cap: foreign large value

Janus Aspen Series
Janus Henderson VIT Balanced Portfolio	Institutional	Janus Capital Management LLC	Moderate allocation: 50% to 70% equity
Janus Henderson VIT Enterprise Portfolio	Institutional	Janus Capital Management LLC	US equity mid cap: mid-cap growth
Janus Henderson VIT Forty Portfolio	Institutional	Janus Capital Management LLC	US equity large cap growth: large growth
Janus Henderson VIT Overseas Portfolio	Institutional	Janus Capital Management LLC	Global equity large cap: foreign large blend
Janus Henderson VIT Research Portfolio	Institutional	Janus Capital Management LLC	US equity large cap growth: large growth

Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management, Inc.	US fixed income: intermediate-term bond
Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management, Inc.	US equity mid cap: mid-cap growth
U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management, Inc.	Real estate sector equity: real estate

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA	Non-Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds Inc.	US equity large cap growth: large growth

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Oppenheimer Conservative Balanced Fund/VA	Non-Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds Inc.	Cautious allocation: 30% to 50% equity
Oppenheimer Main Street Fund®/VA	Non-Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds Inc.	US equity large cap blend: large blend

PIMCO Variable Insurance Trust
PIMCO Real Return Portfolio	Administrative	Pacific Investment Management Company LLC	Inflation linked: inflation-protected bond
PIMCO Total Return Portfolio	Administrative	Pacific Investment Management Company LLC	US fixed income: intermediate-term bond
Wilshire Variable Insurance Trust
2015 Fund	n/a	Wilshire Associates Incorporated	Target date 2000-2020: target date 2015
2025 Fund	n/a	Wilshire Associates Incorporated	Target Date 2021-2045: target date 2025
2035 Fund	n/a	Wilshire Associates Incorporated	Target date 2021-2045: target date 2035

Note for Deutsche Investments VIT Funds. Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the Fixed Account Option One-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five-Year Guarantee Period for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS

Overview

Each Contract allows for an Accumulation Period during which Purchase Payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawals, systematic withdrawals, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial Purchase Payment	$2,000*	$10,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single Purchase Payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$500,000 or Company approval	$500,000 or Company approval

*	Group contracts are designed and intended for groups with an average initial certificate amount of at least $5,000.

The Company reserves the right to increase or decrease the minimum initial Purchase Payment or minimum Purchase Payment under a periodic payment program, the minimum allowable additional Purchase Payment, or the maximum single Purchase Payment, at its discretion and at any time, where permitted by law. The Company may, in its sole discretion, restrict or prohibit the allocation of Purchase Payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. Each Purchase Payment will be applied by the Company to the credit of the Owner’s account.

•	If the application or order ticket form is in Good Order, the Company will apply the initial Purchase Payment to the Owner’s account within two business days of receipt of the Purchase Payment at the Company’s administrative office.

•	If the application or order ticket form is not in Good Order, the Company will attempt to get the application or order ticket form in Good Order within five business days. If the application or order ticket form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically gives the Company consent to keep the Purchase Payment until the application or order ticket form is in Good Order. Once the application or order ticket form is in Good Order, the Purchase Payment will be applied to the Owner’s account within two business days.

Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in Good Order at its administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in Good Order at its administrative office.

Purchase Payment Bonus. A bonus in the amount of 4% of each Purchase Payment will be credited to the Account Value. The bonus will be deemed to be a Purchase Payment for all purposes under a Contract and this prospectus except where otherwise noted. For example, the bonus will be allocated as part of Purchase Payment allocations. Any bonus credited to a Purchase Payment is also deemed to be part of that Purchase Payment for CDSC purposes. This means, if the bonus is returned to the Owner on a surrender or withdrawal following the first contract year, a CDSC, to the extent applicable to the Purchase Payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the Right to Cancel period. CDSC is also not imposed with respect to any bonus amounts upon surrenders or withdrawals during the first contract year.

The bonus will not be returned to the Owner if a Contract is canceled under the Right to Cancel provision, if any, or if a Contract is surrendered in full during the first contract year, unless otherwise required by state law. In either case, the bonus will be forfeited and the Owner will bear the risk of investment gains or losses on the amount of the bonus that was allocated to Subaccounts.

The bonus is funded from the Company’s general account, and the Company guarantees that the bonus will never be less than 4%. The CDSC for the Contract is slightly higher and longer than for the other variable annuity contracts issued by the Company through Annuity Investors® Variable Account B. The Company expects to partially recover the expenses associated with providing the bonus under the Contract from this additional CDSC. The standard mortality and expense risk charge for the Contract is the same as for other variable annuity standard contracts issued by the Company through Annuity Investors Variable Account B. It does not include any additional charge for the bonus feature.

In certain circumstances, due to the generally higher surrender charge and longer surrender period for a contract with a bonus, an annuity contract without a bonus may provide greater value on surrender or withdrawal. In addition, if you surrender your contract or take a withdrawal during the first contract year, we will recapture the entire amount of the bonus even if your Contract has declined in value to an amount less than your Purchase Payments. As with any variable annuity that includes a contingent deferred sales charge, you should carefully consider your need to access your Account Value during the CDSC period, and the extent to which the free withdrawal privilege available under the Contract may be sufficient.

Example of Bonus Calculation. This example is intended to help you understand how the Purchase Payment bonus is determined.

Assumptions: You make the Purchase Payments shown. The bonus percentage is 4%.

Purchase Payments	Bonus Calculation	Bonuses
$40,000	4% of $40,000	$1,600
$20,000	4% of $20,000	$800
$10,000	4% of $10,000	$400
$30,000	4% of $30,000	$1,200

$100,000		$4,000

Example of Calculation of CDSC on Bonus Amount. This example is intended to help you understand that the CDSC applies to bonus amounts. The CDSC is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized.

Assumptions: You buy your Contract with a Purchase Payment of $200,000. We credit an $8,000 bonus to this Purchase Payment. You allocate your Purchase Payment and the related bonus to a Subaccount that has a 0% return while you own your Contract. So your account value equals your Purchase Payment plus your bonus ($208,000). You surrender your contract when the CDSC is 6% and the only waiver that applies is the 10% free withdrawal privilege. We take a CDSC of $11,232 and you receive $196,768.

	Formula	Calculation	Amount
Free withdrawal amount	0.10 x (purchase payment + bonus)	0.10 x $208,000	$20,800
Amount subject to CDSC	(purchase payment + bonus) – free withdrawal amount	$208,000 – $20,800	$187,200
CDSC	0.06 x amount subject to charge	0.06 x $187,200	$11,232
Amount paid to you	account value – CDSC	$208,000 – $11,232	$196,768

Investment Options—Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below. The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.

Restrictions on allocations to either Five-Year Guarantee Interest Rate Option or Seven-Year Guarantee Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guarantee Interest Rate Option and the Seven-Year Guarantee Interest Rate Option only during the first contract year.

Restrictions on allocations during right to cancel period	No current restrictions; however, the Company reserves the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Option Seven-Year Guarantee Period (the “Seven Year Option”) such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total Purchase Payment (so long as there are no surrenders or withdrawals or loans from the Contract). The Company determines the portion of the Purchase Payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the Purchase Payment after seven years. The remainder of the Purchase Payment will be allocated according to the Owner’s instructions. The minimum Purchase Payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

Example: You make one Purchase Payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven year period, has a return of -5%.

•	Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 - $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

•	If you did not select the principal guarantee program and allocated all of your Purchase Payment to the variable option, your account would have a –5% return for the seven year period. In this case, you would lose $5,000 (–5% x $100,000) and your account value would be $95,000 ($100,000 – $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000

Account Value	$100,000.00	$121,581.27	$100,000	$95,000

The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the Purchase Payment.

•	A higher interest rate means that a smaller portion of the Purchase Payment must be allocated to the Seven Year Option.

•	A lower interest rate means that a larger portion of the Purchase Payment must be allocated to the Seven Year Option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions assessed by the Company.

•	Charges and deductions we assess against your Contract

•	Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed against Your Contract

There are charges assessed to the Contract that are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales Charge (“CDSC”)	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.
Amount of Charge	Up to 8% of each Purchase Payment withdrawn from the Contract depending on number of years elapsed between the date of receipt of the Purchase Payment and date written request for withdrawal or surrender is received. The CDSC is calculated as a percentage of the Purchase Payment withdrawn or surrendered.

For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, the CDSC is set out in the table below.

Number of full years elapsed	0	1	2	3	4	5	6	7	8 +
CDSC	8%	8%	7%	6%	5%	4%	3%	2%	0%

For all other Contracts, the CDSC is set out in the table below.

Number of full years elapsed	0	1	2	3	4	5	6	7	8 +
CDSC	8%	8%	8%	7%	6%	5%	3%	2%	0%

The CDSC rates that apply to your Contract are set out on your contract specifications page.

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process withdrawals and surrenders against Purchase Payments in the order in which we received the Purchase Payments.

Waivers

•   Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

•   In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•   Upon separation from service if the Contract is issued with employer plan endorsement or deferred compensation endorsement.

•   If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (1) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (2) after Contract has been in force 10 years or more.

•   Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

•   If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

•   See Stepped Up Account Value. See the Step Up in Account Value for Successor Owner section of this prospectus for information.

•   Where required to satisfy state law or required for participation in certain retirement plans.

Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal. Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Contract Maintenance Fee	Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted pro rata from amounts invested in the Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers

•   During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

•   During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

•   In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•   During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time Purchase Payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed against the Separate Account

There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses, which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Maximum Charges and Deductions

Except as indicated above, the Company will never charge more to a Contract than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus if, in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer at its administrative office. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in Good Order at its administrative office. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Accumulation Account	None

Minimum transfer to Fixed Account option with guarantee period	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.

Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified
Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary.

Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary without penalty.

Timing Restrictions	Tax-Qualified and Non-Tax-Qualified
Timing restrictions on transfers from Fixed Account options

•   Transfers from Fixed Account options may not be made prior to first Contract anniversary.

•   Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

Timing restrictions on transfers to Fixed Account option with guarantee period	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guarantee Interest Rate Option only during the first contract year.

How to Request a Transfer. Currently, instead of placing a request in writing, an Owner may place a request to transfer all or part of the Account Value by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company’s web site at www.gaig.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes

Dollar Cost Averaging

Note: Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Note: Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guarantee Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Restrictions on Transfers Relate to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about the processes and restrictions.

WITHDRAWALS AND SURRENDERS

An Owner may take a withdrawal or surrender a Contract during the Accumulation Period. A contingent deferred sales charge (CDSC) may apply to a withdrawal or a surrender.

Unless you instruct us otherwise, any CDSC that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the CDSC rate is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

If bonus amounts credited to a Purchase Payment are returned to the Owner on a withdrawal or surrender following the first year, a CDSC, to the extent applicable to the Purchase Payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the free look period. CDSC is also not imposed with respect to any bonus amounts upon withdrawal or surrender during the first contract year.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500

Minimum remaining Surrender Value after withdrawal	$500

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge	Up to 8% of Purchase Payments

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Amount available for withdrawal or surrender (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)

•   Tax-Qualified Contract: Surrender Value, subject to tax law or employer plan restrictions on withdrawals or surrender

•   Non-Tax-Qualified Contract: Surrender Value, subject to employer plan restrictions on withdrawals or surrender

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	• First from accumulated earnings (no CDSC applies); and • Then from Purchase Payments in the order in which we receive them (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A withdrawal or surrender is effective on the Valuation Date during which the Company receives the request at its administrative office, and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in Good Order at its administrative office. Payment may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment from a Fixed Account option may be delayed for up to six months after receipt of the request as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. During the first contract year, the Company will waive the CDSC on an amount equal to not more than 10% of all Purchase Payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (1) accumulated earnings (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first Contract anniversary. There is no charge for this rider.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and a potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

•	A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum loan interest spread will be higher than 7% and the current “loan interest spread” will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

ANNUITY BENEFIT

Annuity Commencement Date. You may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. The Annuity Commencement Date generally must be no later than the Contract anniversary following your 85th birthday or five years after the Contract’s effective date, whichever is later. It can be later only if we agree.

Annuity Benefit Amount. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.

Annuity Benefit Payments. Annuity Benefit payments will be made to the Annuitant as Payee. In lieu of that, you may elect by Written Request to have Annuity Benefit payments made to you as Payee. Any Annuity Benefit amounts remaining payable on the death of the Payee will be paid to the contingent Payee designated by you by Written Request. We may reject the naming of a non-natural contingent Payee.

Form of Annuity Benefit Payments. The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus. For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, these payments will be a combination of variable and fixed dollar payments. For all other Contracts, these payments will be fixed dollar payments.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or civil union partner/domestic partner in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal.

Death Benefit Amount

The determination of the Death Benefit Amount depends on the form of Contract in effect in the state where the Contract was issued. For example, in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2003 Death Benefit Endorsement”). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.

Death Benefit Amount (Version 1)

This Version 1 of the Death Benefit Amount applies to:

•	all Group and Individual Contracts issued in any state after May 1, 2006; and

•	all Group and Individual Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit Amount will equal the greater of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit.

The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options as of the Death Benefit Valuation Date. This allocation will be made in the same proportion as the value of each option bears to the Owner’s total Account Value immediately before the Death Benefit Valuation Date.

Minimum Death Benefit. The Minimum Death Benefit is equal to the total Purchase Payments, including the bonus(es) thereon, reduced proportionally for withdrawals. This reduction will include any charges or adjustments applicable to such withdrawals, and will be made on the date of the withdrawal. This means that the Minimum Death Benefit will be reduced on that date in the same percentage as the percentage reduction in the Account Value.

Example of Determination of Death Benefit Amount (Version 1). This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

Death Benefit Amount (Version 2)

This Version 2 of the Death Benefit Amount applies to all Group and Individual Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The death benefit will be an amount equal to the larger of the following two amounts:

1)	The Account Value on the Death Benefit Valuation Date; or

2)	The total Purchase Payment(s), including the bonus(es) thereon, less any partial withdrawals and any CDSC that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options as of the Death Benefit Valuation Date. This allocation will be made in the same proportion as the value of each option bears to the Owner’s total Account Value immediately before the Death Benefit Valuation Date.

Example of Determination of Death Benefit Amount (Version 2). This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract and you are left with an Account Value of $80,000.

Step One: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less reduction for withdrawals	-10,000

Purchase Payments reduced for withdrawals	$90,000

Step Two: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payment of $90,000 is greater than the Account Value of $80,000, so the Death Benefit amount would be $90,000.

Form of Death Benefit Payment

For all Contracts, an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with the form of Death Benefit election.

If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit with monthly payments for a fixed period of four years.

The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death. The day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be smaller as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be smaller as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40%male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described below. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The deduction for the contract maintenance fee is equal to the amount of the annual fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.

Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellation and Termination

Right to Cancel. The Owner of an individual Contract may cancel it before midnight of the 20th day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the Purchase Payment(s) paid for it, plus or minus any investment gains or losses under the Contract, and less the bonus amounts credited to the Purchase Payment(s), as of the end of the Valuation Period during which the returned Contract is received at the Company’s administrative office. When required by state or federal law, the Company will return the Purchase Payment(s), less the bonus amounts, without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all Purchase Payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Termination. The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

Persons with Rights under a Contract

Owner. The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make Purchase Payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit that becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or civil union partner/domestic partner spouse in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or civil union partner/domestic partner spouse in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or civil union partner/domestic partner spouse in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or civil union partner/domestic partner spouse in applicable states) must make an election within one year of the Owner’s death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse in NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If the surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit that otherwise would have been payable, as of the date that would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any Purchase Payments applied to the Contract after that date. There is no additional charge associated with this feature.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, shares of a Portfolio held in the Separate Account will be voted by the Company at regular and special shareholder meetings of that Portfolio in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the Purchase Payments received for a contract. The maximum percentage is 8.5% of the Purchase Payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and the additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. State income tax considerations relating to the Contracts will vary depending on the state in which you reside, and are not discussed in this prospectus or in the Statement of Additional Information. The purchase, ownership, and transfer of a Contract may also have estate tax and gift tax consequences, which are not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and ownership of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 contains the broad rules governing the taxation of annuities. IRC Section 72 generally provide that an annuity is entitled to tax-deferred treatment. This means that in most cases Contract earnings are not included in the Owner’s taxable income until they are withdrawn from the Contract. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, unless the Contract is a Roth account. Tax-qualified Contracts are often subject to restrictions on withdrawals imposed by the IRC or the employer plan.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, the employer should seek competent legal and tax advice regarding the establishment, maintenance, and operation of the plan, and you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities (IRAs). IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Subject to certain limitations, an individual may claim a tax deduction for contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities (TSAs). IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental 457(b) Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSA, Roth 401(k), and Roth 457(b) Accounts. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in the Contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. However, the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value. The Contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts (Non-tax-qualified Contracts)
Plan Types	• IRC §408 IRA, SEP IRA, SIMPLE IRA • IRC §408A Roth IRA • IRC §403(b) TSA • IRC §401 Pension, Profit–Sharing, 401(k) • Governmental IRC §457(b) • IRC §402A Roth TSA, Roth 401(k), or Roth 457(b)	• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the IRC and/or plan requirements		None

Distribution Restrictions	Distributions may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and investment in the contract (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

All IRAs and SEP IRAs are treated as a single IRA, and all Roth IRAs are treated as a single Roth IRA.

Generally, under the “income first” rule, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any investments in the contract made before August 14, 1982 is returned.

All annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of any after-tax contributions or other “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once any after-tax contributions or other “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes apply.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). A rollover, transfer, or exchange is not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

IRC Section 1035 allows a tax-free exchange of a life insurance policy, an endowment contract, or another non-tax-qualified annuity contract for a non-tax-qualified Contract. It also allows a tax-free exchange of a non-tax-qualified Contract for another non-tax-qualified annuity contract or qualified long-term care policy.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

During the life of the Owner or plan participant:

•	For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 70 1/2. However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

•	For a Roth IRA, there are no required distributions during the owner’s life.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, there are no required distributions during the Owner’s life.

After the death of the Owner or plan participant:

•	For a tax-qualified Contract other than a Roth IRA, if payments have begun under a settlement option or if the Owner or plan participant died after the date that lifetime required minimum distributions must start, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a Roth IRA, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.

We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding — Revocation of Consent. Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gaig.com.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or visit our website at www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The SEC registration number for the Contracts is 333-51971.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	Distribution of the Contracts
General Information and History	Underwriting Commissions Paid to GAA
State Regulations	GAA Expenses Paid by the Company
Portfolios	Arrangements with Selected Selling Firms
General Information	Payments from the Portfolios and/or Their Service Providers
Services	Benefit Unit Transfer Formulas
Safekeeping of Separate Account Assets	Glossary of Financial Terms
Records and Reports	Federal Tax Matters
Experts	Taxation of Separate Account Income
Tax Deferral on Non-Tax-Qualified Contracts
Financial Statements

Copies of the Statement of Additional Information dated May 1, 2018 are available without charge.

•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gaig.com to request a copy.

Annuity Investors Variable Account B

Request for Statement of Additional Information

Name:

Address:

City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Fund-Series I Shares (Inception Date 7/15/1997)
43.016172	160,845.279	36.206547	2,099.778	12/31/17
39.672620	178,332.223	33.341664	2,099.778	12/31/16
34.837910	203,226.381	29.233941	2,837.104	12/31/15
38.881369	231,791.957	32.577309	4,578.746	12/31/14
35.930113	263,974.437	30.058764	4,631.109	12/31/13
27.140076	290,678.039	22.670611	5,598.536	12/31/12
23.466359	337,061.529	19.571921	5,143.400	12/31/11
23.581678	373,350.171	19.638234	4,884.937	12/31/10
19.564836	405,313.835	16.268350	5,340.357	12/31/09
14.254077	429,690.091	11.834381	4,789.280	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
18.846892	347,044.340	19.039344	1,450.736	12/31/17
16.218464	393,093.79	16.359243	265.380	12/31/16
14.023038	464,068.023	14.123253	5,758.448	12/31/15
15.127068	549,921.243	15.211999	265.380	12/31/14
14.025444	593,591.602	14.082736	265.378	12/31/13
10.461220	669,292.355	10.487985	5,133.099	12/31/12
8.899027	788,946.970	8.908163	5,006.658	12/31/11
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
18.385595	248,310.384	18.715464	0.000	12/31/17
16.475403	274,763.522	16.745579	0.000	12/31/16
15.153952	301,183.936	15.379032	0.000	12/31/15
16.310261	333,757.874	16.527327	0.000	12/31/14
15.295791	413,576.950	15.475788	0.000	12/31/13
12.002368	476,803.908	12.125146	0.000	12/31/12
10.689653	548,698.728	10.782494	4.121	12/31/11
10.848006	619,908.793	10.925614	2,065.911	12/31/10
10.042331	638,170.693	10.098800	1,970.868	12/31/09
7.938572	737,379.930	7.971070	1,810.563	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date 5/1/2001)
18.750796	82,286.050	18.942262	516.106	12/31/17

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
17.514512	95,315.037	17.666525	516.106	12/31/16
15.471471	70,769.549	15.582027	516.106	12/31/15
15.373433	77,348.609	15.459733	996.225	12/31/14
13.819067	85,781.764	13.875511	996.224	12/31/13
10.695708	78,953.087	10.723073	975.556	12/31/12
9.137312	82,836.989	9.146690	1,400.491	12/31/11
5.552872	156,743.557	5.634675	2,852.734	12/31/10
5.105057	166,863.342	5.172385	3,456.053	12/31/09
4.063096	166,382.593	4.110415	5,834.061	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care Fund) - Series I Shares (Inception Date 5/1/2001)
23.042422	126,749.401	23.631915	893.175	12/31/17
20.175550	141,265.257	20.660332	893.175	12/31/16
23.110886	165,270.496	23.630205	1,323.041	12/31/15
22.720334	185,802.251	23.195519	1,330.566	12/31/14
19.255552	195,336.043	19.628386	1,211.540	12/31/13
13.895436	211,794.810	14.142964	1,471.867	12/31/12
11.657407	230,720.226	11.846936	1,495.632	12/31/11
11.373404	252,316.572	11.540766	2,528.517	12/31/10
10.955003	274,749.744	11.099296	4,242.649	12/31/09
8.702188	313,750.756	8.803419	4,418.183	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield Fund-Series I Shares (Inception Date 4/30/2004)
19.588181	85,495.006	20.000211	1,766.408	12/31/17
18.688177	99,087.448	19.052350	1,766.408	12/31/16
17.042638	111,501.728	17.348320	2,081.653	12/31/15
17.849906	133,047.815	18.142424	4,219.689	12/31/14
17.796241	141,076.361	18.060366	4,374.916	12/31/13
16.866905	142,423.197	17.091209	10,066.333	12/31/12
14.600221	157,990.732	14.771769	9,844.151	12/31/11
14.665988	178,635.311	14.815789	10,254.272	12/31/10
13.096510	205,734.182	13.210168	8,990.320	12/31/09
8.693381	215,192.913	8.755516	8,646.700	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Growth Fund-Series I ) (Inception Date 5/1/2012
16.851450	506,233.690	16.997766	1,643.436	12/31/17
13.952044	560,365.333	14.051848	1,643.436	12/31/16
14.044154	629,368.749	14.123091	1,745.890	12/31/15
14.073889	676,946.467	14.131456	2,867.484	12/31/14
13.211916	757,880.351	13.245782	2,867.485	12/31/13
9.779536	815,554.470	9.789704	3,176.978	12/31/12
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
23.297155	102,187.868	23.766005	2,486.711	12/31/17
20.715250	122,523.862	21.100106	2,486.711	12/31/16
18.747766	141,141.934	19.067036	2,564.883	12/31/15
20.124852	167,038.832	20.436436	3,738.839	12/31/14
19.939934	183,064.250	20.217845	3,792.458	12/31/13
14.711363	208,253.920	14.893732	3,975.846	12/31/12
13.101043	256,379.488	13.243165	1,520.712	12/31/11
13.383892	236,908.714	13.508548	2,035.984	12/31/10
10.560052	233,790.333	10.642207	5,438.438	12/31/09
8.830277	221,619.162	8.885427	5,588.439	12/31/08
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
13.710436	82,233.593	13.935034	0.000	12/31/17
12.269155	122,256.895	12.451237	0.000	12/31/16
11.471173	159,102.199	11.623723	0.000	12/31/15
11.898427	198,242.659	12.038316	0.000	12/31/14
11.546536	213,422.095	11.664514	0.000	12/31/13
10.468828	263,014.521	10.559709	0.000	12/31/12

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
9.582086	220,613.239	9.650498	0.000	12/31/11
9.804853	213,433.130	9.859858	0.000	12/31/10
8.907869	186,322.194	8.944230	0.000	12/31/09
7.558919	107,236.129	7.578224	0.000	12/31/08
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
12.190491	29,049.721	12.390150	0.000	12/31/17
11.641073	35,422.714	11.813785	0.000	12/31/16
11.286371	33,325.588	11.436394	0.000	12/31/15
11.587015	40,250.589	11.723180	2,810.274	12/31/14
11.435143	49,479.756	11.551932	2,810.276	12/31/13
11.307621	58,845.157	11.405735	2,795.797	12/31/12
10.901054	63,179.716	10.978825	2,625.713	12/31/11
10.718686	70,369.207	10.778781	2,525.068	12/31/10
10.218964	63,998.511	10.260637	0.000	12/31/09
9.572516	57,711.154	9.596930	0.000	12/31/08
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
14.007776	141,983.104	14.237233	0.000	12/31/17
12.111117	151,182.626	12.290849	0.000	12/31/16
11.197553	187,047.108	11.346439	0.000	12/31/15
11.649302	230,981.638	11.786247	0.000	12/31/14
11.297881	282,439.876	11.413304	0.000	12/31/13
9.831643	311,928.946	9.916989	0.000	12/31/12
8.831294	325,548.201	8.894343	0.000	12/31/11
9.298466	292,906.241	9.350627	0.000	12/31/10
8.282285	258,899.931	8.316102	0.000	12/31/09
6.738875	162,988.155	6.756092	0.000	12/31/08
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
12.878807	37,574.125	13.089737	0.000	12/31/17
11.880294	34,622.961	12.056561	0.000	12/31/16
11.327107	44,847.180	11.477683	6,552.816	12/31/15
11.684006	47,542.952	11.821312	0.000	12/31/14
11.470964	54,707.898	11.588121	0.000	12/31/13
10.839063	78,530.337	10.933109	171.990	12/31/12
10.191838	70,451.807	10.264555	171.990	12/31/11
10.225248	72,550.676	10.282580	171.990	12/31/10
9.525025	73,753.690	9.563875	171.990	12/31/09
8.526582	35,362.381	8.548342	171.990	12/31/08
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund-Class I Shares (Inception Date 4/25/2014)
13.263334	470,318.776	13.337941	2,079.391	12/31/17
11.044358	514,956.438	11.089648	2,079.391	12/31/16
10.850824	582,161.791	10.878738	3,738.933	12/31/15
10.796387	624,423.751	10.807695	4,715.454	12/31/14
American Century Variable Portfolios, Inc. - VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2004)
18.941571	110,653.760	19.322674	13,674.938	12/31/17
17.294702	134,268.233	17.615933	14,235.124	12/31/16
15.219626	137,942.885	15.478738	14,285.294	12/31/15
16.061236	160,682.405	16.309817	14,440.584	12/31/14
14.431820	175,214.841	14.632890	14,452.184	12/31/13
11.144510	186,739.566	11.282604	14,717.414	12/31/12
9.711168	214,654.017	9.816486	15,836.318	12/31/11
9.739897	221,618.541	9.830580	16,878.368	12/31/10
8.901355	251,200.267	8.970571	23,641.270	12/31/09
7.520419	292,792.476	7.567364	22,722.785	12/31/08

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
American Century Variable Portfolios, Inc. - VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
30.919120	216,518.760	31.541149	9,718.024	12/31/17
28.073840	244,746.568	28.595218	9,718.024	12/31/16
23.175701	258,198.401	23.570233	10,040.688	12/31/15
23.846341	288,924.804	24.215397	16,701.637	12/31/14
20.773235	339,492.663	21.062657	16,863.583	12/31/13
16.191909	372,125.285	16.392555	19,281.396	12/31/12
14.117831	438,456.612	14.270933	26,822.301	12/31/11
14.417878	512,668.298	14.552107	15,524.240	12/31/10
12.261657	554,495.560	12.357009	20,386.583	12/31/09
9.570065	643,576.702	9.629807	20,864.494	12/31/08
American Century Variable Portfolios, Inc. - VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
24.068846	193,207.100	24.553065	0.000	12/31/17
18.460379	223,176.226	18.803238	0.000	12/31/16
17.925624	255,811.355	18.230789	45.781	12/31/15
17.107295	296,099.861	17.372074	53.901	12/31/14
15.773566	323,332.417	15.993344	66.840	12/31/13
11.670588	343,466.575	11.815230	21.616	12/31/12
10.390341	382,563.084	10.503035	0.000	12/31/11
10.426360	425,837.801	10.523448	0.000	12/31/10
9.190140	465,662.403	9.179987	0.000	12/31/09
6.869832	518,640.998	6.912735	60.185	12/31/08
Deutsche Investments VIT Funds - Deutsche Small Cap Index VIP-Class A (Inception Date 5/1/1999)
32,661008	121,522.075	33.595952	0.000	12/31/17
28.972188	135,689.918	29.756357	0.000	12/31/16
24.278397	154,975.609	24.897604	18.899	12/31/15
25.809189	175,303.031	26.427160	23.449	12/31/14
24.990567	204,381.417	25.550013	30.914	12/31/13
18.281495	216,197.887	18.662346	12.683	12/31/12
15.950320	246,483.584	16.257726	0.000	12/31/11
16.923585	283,164.554	17.223555	509.649	12/31/10
13.579609	294,557.144	13.799314	64.931	12/31/09
10.880984	299,117.876	11.040204	94.701	12/31/08
Dreyfus Investment Portfolios - MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
19.212530	36,574.620	19.527254	2,801.262	12/31/17
16.937194	56,130.789	17.188560	0.000	12/31/16
14.911004	46,573.191	15.109304	53.477	12/31/15
15.513096	48,348.286	15.695493	63.135	12/31/14
14.077773	72,702.273	14.221628	63.136	12/31/13
10.599682	65,350.491	10.691720	49.535	12/31/12
9.008668	51,137.405	9.073012	16.876	12/31/11
9.118201	54,623.667	9.169379	0.000	12/31/10
7.284643	6,059.237	7.314401	0.000	12/31/09
5.459428	6,054.670	5.473387	0.000	12/31/08

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
Dreyfus Investment Portfolios - Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
30.334918	488,479.871	30.945194	24.449	12/31/17
21.567782	512,748.566	21.968356	24.449	12/31/16
20.887553	571,241.425	21.243133	24.449	12/31/15
19.955171	614,566.783	20.264014	24.449	12/31/14
18.945844	696,116.725	19.209803	24.447	12/31/13
14.468533	760,683.232	14.647816	24.447	12/31/12
12.692241	830,225.679	12.829858	9,740.165	12/31/11
13.958169	919,000.964	14.088094	1,939.711	12/31/10
10.895130	997,390.377	10.979829	1,371.580	12/31/09
7.008211	1,051,298.784	7.051955	1,371.580	12/31/08
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
30.239361	1,482,733.568	24.807226	3,322.122	12/31/17
25.232552	1,617,362.451	20.668453	3,372.489	12/31/16
22.908763	1,785,686.051	18.736456	4,836.121	12/31/15
22.979508	1,962,116.610	18.765735	6,254.996	12/31/14
20.547425	2,179,625.801	16.754114	5,879.315	12/31/13
15.783917	2,415,631.774	12.850445	7,501.052	12/31/12
13.832288	2,653,082.651	11.244309	9,143.559	12/31/11
13.769660	2,952,544.404	11.176413	9,860.701	12/31/10
12.160550	3,157,298.781	9.855344	15,304.077	12/31/09
9.762392	3,356,601.303	7.899754	14,559.046	12/31/08
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.)- Initial Shares (Inception Date 7/15/1997)
22.390668	284,212.591	18.664715	0.000	12/31/17
19.688779	306,812.355	16.387558	0.000	12/31/16
18.091666	343,312.880	15.035348	0.000	12/31/15
18.954087	384,416.782	15.728106	0.000	12/31/14
16.943964	421,241.321	14.038718	0.000	12/31/13
12.791488	451,515.106	10.582128	0.000	12/31/12
11.586654	484,797.888	9.570745	0.000	12/31/11
11.646028	515,234.318	9.605184	0.000	12/31/10
10.287151	560,684.875	8.471546	0.000	12/31/09
7.800236	579,088.137	6.413791	0.000	12/31/08
Dreyfus Variable Investment Fund - Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
28.963346	277,114.469	23.999265	12,031.907	12/31/17
23.068326	313,635.000	19.085639	12,069.106	12/31/16
21.682243	351,273.960	17.911589	12,189.517	12/31/15
22.546786	380,145.995	18.597452	18,280.730	12/31/14
21.155122	418,467.616	17.423020	18,085.284	12/31/13
17.716660	480,698.667	14.568976	23,364.331	12/31/12
16.272277	530,768.195	13.360761	20,273.160	12/31/11
15.138504	574,110.520	12.410996	22,705.777	12/31/10
13.314101	646,153.835	10.898715	21,321.750	12/31/09
11.017708	708,576.070	9.005207	21,503.643	12/31/08

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
Dreyfus Variable Investment Fund - Government Money Market Portfolio (formerly Money Market Portfolio) (Inception Date 7/15/1997)
1.104735	1,970,215.931	1.101432	0.000	12/31/17
1.115491	2,296,946.123	1.110483	0.000	12/31/16
1.129593	2,544,081.048	1.122874	0.000	12/31/15
1.143772	2,249,655.714	1.135343	0.000	12/31/14
1.157951	2,752,059.241	1.147813	0.000	12/31/13
1.172130	3,400,012.115	1.160284	0.000	12/31/12
1.186386	4,042,444.467	1.172825	84,566.183	12/31/11
1.200448	4,830,483.049	1.185180	49.317	12/31/10
1.214495	5,766,256.197	1.197516	28,796.477	12/31/09
1.227384	6,894,098.095	1.208695	1,060.643	12/31/08
Dreyfus Variable Investment Fund- Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
25.012385	145,317.615	23.419744	0.000	12/31/17
21.190181	156,256.412	19.810840	0.000	12/31/16
19.531634	178,509.330	18.232480	0.000	12/31/15
19.500115	202,650.208	18.175374	0.000	12/31/14
17.966939	226,651.886	16.720897	0.000	12/31/13
13.321838	256,128.605	12.379105	0.000	12/31/12
11.443593	267,262.291	10.617525	0.000	12/31/11
11.939359	304,183.806	11.060.687	0.000	12/31/10
10.209163	333,618.716	9.443452	12,075.969	12/31/09
8.039857	397,593.350	7.425530	12,075.969	12/31/08
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 7/15/1997)
26.435803	271,873.223	25.546271	1.646.040	12/31/17
21.502974	299,787.772	20.747926	1,646.040	12/31/16
18.628278	318,395.693	17.946845	1,719.015	12/31/15
19.333190	353,830.748	18.597643	2,950.754	12/31/14
19.299985	392,346.554	18.537452	2,851.434	12/31/13
13.176728	439,984.821	12.636893	2,954.659	12/31/12
11.085179	470,581.549	10.614780	2,464.379	12/31/11
13.049170	505,999.336	12.476442	2,532.570	12/31/10
10.091016	566,076.124	9.633463	7,871.539	12/31/09
8.120054	592,552.159	7.740069	8,701.290	12/31/08
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2007)
11.097317	175,116.159	11.279137	489.843	12/31/17
9.644470	187,878.439	9.787623	489.842	12/31/16
9.126476	186,457.602	9.247859	596.416	12/31/15
9.898727	191,584.808	10.015113	604.810	12/31/14
11.296890	156,645.428	11.412317	178.111	12/31/13
9.317125	118,926.202	9.398015	494.453	12/31/12
7.992835	109,755.477	8.049901	2,134.341	12/31/11
9.070806	119,643.525	9.121690	1,909.089	12/31/10
8.486115	104,462.210	8.520749	2,078.695	12/31/09
6.280197	71,522.023	6.296240	1,580.694	12/31/08

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
Janus Aspen Series - Janus Henderson VIT Balanced Portfolio (formerly Janus Aspen Balanced Portfolio)-Institutional Shares (Inception Date 7/15/1997)
41.870467	839,278.193	33.701506	10,702.284	12/31/17
35.854830	943,221.858	28.815780	10,729.358	12/31/16
34.763800	984,117.320	27.896465	14,044.050	12/31/15
35.040050	1,086,286.624	28.075374	16,059.812	12/31/14
32.751293	1,208,062.460	26.201632	17,874.911	12/31/13
27.644471	1,306,046.946	22.082456	24,444.146	12/31/12
24.678000	1,444,863.868	19.682695	24,053.453	12/31/11
24.624243	1,714,139.143	19.610016	22,607.028	12/31/10
23.041572	1,889,388.689	18.321739	35,590.043	12/31/09
18.563244	2,106,521.139	14.738320	35,262.387	12/31/08
Janus Aspen Series - Janus Henderson VIT Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio)-Institutional Shares ( (Inception Date 7/15/1997)
48.731111	352,734.865	39.266805	86.408	12/31/17
38.785445	379,152.468	31.205375	86.408	12/31/16
35.008152	412,474.159	28.123474	124.022	12/31/15
34.129797	449,247.759	27.376164	130.656	12/31/14
30.762138	508,249.496	24.637391	1,824.404	12/31/13
23.567783	547,374.229	18.846755	2,485.119	12/31/12
20.380175	598,482.932	16.272764	2,466.761	12/31/11
20.966800	671,167.587	16.715739	2,839.867	12/31/10
16.896627	773,505.725	13.450339	767.793	12/31/09
11.832549	844,041.239	9.404818	627.024	12/31/08
Janus Aspen Series - Janus Henderson VIT Forty Portfolio (formerly Janus Aspen Forty Portfolio)-Institutional Shares (Inception Date 5/1/1999)
28.830087	459,834.280	29.655288	4,065.582	12/31/17
22.436185	516,603.305	23.043395	4,065.582	12/31/16
22.265938	575,448.890	22.833756	5,352.609	12/31/15
20.122905	635,797.972	20.604692	7,881.483	12/31/14
18.769594	708,645.861	19.189767	10,067.646	12/31/13
14.506123	802,313.680	14.808308	12,292.044	12/31/12
11.850045	871,789.682	12.078414	15,132.420	12/31/11
12.880192	1,049,746.282	13.108480	13,738.288	12/31/10
12.237077	1,142,119.314	12.435039	11,903.088	12/31/09
8.481186	1,176,081.761	8.605297	13,914.388	12/31/08
Janus Aspen Series - Janus Henderson VIT Overseas Portfolio (formerly Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
28.362000	431,185.191	23.467017	9,698.237	12/31/17
21.936749	470,766.872	18.123198	12,751.436	12/31/16
23.782795	535,162.785	19.618419	13,999.009	12/31/15
26.387645	557,774.261	21.734013	19,171.561	12/31/14
30.368250	598,121.570	24.974523	20,287.924	12/31/13
26.884279	691,417.785	22.075725	22,134.338	12/31/12
24.031504	779,936.822	19.703019	21,145.876	12/31/11
35.931621	883,475.809	29.414927	24,688.646	12/31/10
29.081634	983,173.085	23.771138	23,952.663	12/31/09
16.426264	1,076,456.667	13.406317	24,489.654	12/31/08
Janus Aspen Series - Janus Henderson VIT Research Portfolio (formerly Janus Aspen Janus Portfolio)-Institutional Shares (Inception Date 7/15/1997)
27.691766	447,840.398	22.755936	1,728.076	12/31/17
21.960972	503,685.226	18.019265	1,728.076	12/31/16
22.161871	570,784.247	18.156448	1,728.076	12/31/15
21.336089	634,922.893	17.453324	2,561.067	12/31/14
19.150539	727,456.514	15.641686	4,884.797	12/31/13
14.901656	831,345.772	12.152807	5,813.849	12/31/12
12.745249	938,110.836	10.378310	6,724.471	12/31/11
13.649497	1,051,736.558	11.097756	9,134.271	12/31/10
12.088320	1,152,693.064	9.813502	7,061.448	12/31/09
8.991468	1,287,933.053	7.288328	7,323.575	12/31/08

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
19.889271	162,435.185	19.074933	12,286.167	12/31/17
18.985675	200,324.686	18.180724	12,646.322	12/31/16
18.146371	230,703.636	17.350587	13,033.983	12/31/15
18.524574	263,086.062	17.685269	14,715.722	12/31/14
17.419293	317,604.080	16.604784	14,812.605	12/31/13
17.722742	373,704.364	16.868344	15,609.756	12/31/12
16.425104	438,941.370	15.609363	10,167.160	12/31/11
15.767295	498,734.935	14.961497	15,978.333	12/31/10
14.924840	558,865.908	14.140559	22,405.676	12/31/09
13.805232	633,167.502	13.059903	21,598.445	12/31/08
Morgan Stanley Variable Insurance Fund, Inc. - Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
18.289057	45,040.414	18.588662	0.000	12/31/17
13.366633	46,879.358	13.565021	0.000	12/31/16
14.861452	52,804.639	15.059082	0.000	12/31/15
16.017087	68,601.739	16.205375	0.000	12/31/14
15.931061	71,334.305	16.093824	0.000	12/31/13
11.751763	119,005.736	11.853799	0.000	12/31/12
10.966476	145,923.088	11.044782	1,822.650	12/31/11
11.974622	79,274.644	12.041812	1,841.060	12/31/10
9.178449	89,948.195	9.215921	0.000	12/31/09
5.904344	47,092.588	5.919439	24.374	12/31/08
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
49.357024	136,960.260	48.093074	3,800.916	12/31/17
48.546479	157,534.524	47.231570	3,800.916	12/31/16
46.094893	175,472.632	44.778254	3,935.117	12/31/15
45.756354	199,452.591	44.381791	7,140.780	12/31/14
35.773176	233,162.546	34.645813	7,043.904	12/31/13
35.551082	257,201.976	34.378331	7,297.310	12/31/12
31.128766	275,350.847	30.055897	6,649.244	12/31/11
29.805360	300,625.243	28.734447	6,875.161	12/31/10
23.259087	317,774.229	22.389345	7,432.246	12/31/09
18.378595	350,079.782	17.664409	7,296.492	12/31/08
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
20.787761	85,622.537	21.205935	271.989	12/31/17
16.621841	101,246.528	16.930520	271.989	12/31/16
17.237538	114,074.554	17.530952	840.062	12/31/15
16.884002	121,151.283	17.145279	883.964	12/31/14
14.837432	134,160.760	15.044135	883.956	12/31/13
11.598687	144,156.056	11.742388	1,047.827	12/31/12
10.308821	164,924.900	10.420589	1,174.714	12/31/11
10.576448	215,170.664	10.674899	1,081.250	12/31/10
9.803405	256,120.266	9.879633	944.770	12/31/09
6.879768	231,588.838	6.922729	822.576	12/31/08
Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares (Inception Date 12/1/2004)
12.824265	73,576.670	13.082362	394.900	12/31/17
11.904450	81,354.500	12.125617	394.900	12/31/16
11.470200	88,805.750	11.665532	777.310	12/31/15
11.537132	101,677.420	11.715768	777.310	12/31/14
10.814413	109,115.932	10.965147	777.311	12/31/13
9.691634	124,751.493	9.811770	953.713	12/31/12
8.750125	134,854.577	8.845049	1,862.130	12/31/11
8.810674	144,447.330	8.892734	1,730.806	12/31/10
7.913698	172,651.262	7.975265	5,991.944	12/31/09
6.584545	185,839.541	6.625673	5,623.450	12/31/08

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA-Non-Service Shares (Inception Date 12/1/2004)
23.104684	89,163.670	23.569453	861.797	12/31/17
20.042705	105,665.292	20.414885	861.797	12/31/16
18.211665	114,488.936	18.521642	119.768	12/31/15
17.875277	133,001.323	18.151873	133.268	12/31/14
16.376301	149,702.213	16.604423	133.263	12/31/13
12.603989	203,758.852	12.760155	245.354	12/31/12
10.938382	233,060.022	11.056991	2,527.240	12/31/11
11.094979	209,672.563	11.198271	2,427.990	12/31/10
9.691422	190,755.847	9.766786	2,231.775	12/31/09
7.661801	169,948.768	7.709633	2,012.601	12/31/08
PIMCO Variable Insurance Trust - PIMCO Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
13.807321	141,881.215	14.085105	2,111.742	12/31/17
13.508521	142,198.722	13.759391	2,111.742	12/31/16
13.023155	159,992.767	13.244840	2,144.532	12/31/15
13.575379	196,998.820	13.785452	2,189.029	12/31/14
13.354110	244,655.406	13.540131	2,194.112	12/31/13
14.918978	329,750.940	15.103770	2,113.435	12/31/12
13.912909	371,829.090	14.063709	1,876.652	12/31/11
12.634272	431,883.399	12.751853	0.000	12/31/10
11.852373	424,389.110	11.944493	0.000	12/31/09
10.153005	379,477.577	10.216367	0.000	12/31/08
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
15.754950	251,448.326	16.071902	6,429.564	12/31/17
15.228947	273,012.463	15.511761	6,429.564	12/31/16
15.041825	298,992.655	15.297871	6,601.177	12/31/15
15.186995	326,594.488	15.422020	10,966.972	12/31/14
14.770110	372,789.364	14.975876	11,842.748	12/31/13
15.279607	437,458.142	15.468908	20,174.509	12/31/12
14.139882	453,654.585	14.293183	18,995.943	12/31/11
13.840269	553,959.718	13.969099	13,524.404	12/31/10
12.982892	470,047.023	13.083816	4,284.346	12/31/09
11.542860	423,985.467	11.614901	2,577.746	12/31/08
Wilshire Variable Insurance Trust - 2015 Fund (formerly 2015 ETF Fund) (Inception Date 5/1/2007)
13.569432	21,068.070	13.791711	0.000	12/31/17
12.340118	22,927.290	12.523242	0.000	12/31/16
11.749683	21,651.313	11.905912	0.000	12/31/15
12.157421	34,837.379	12.300322	0.000	12/31/14
11.767710	38,218.022	11.887914	0.000	12/31/13
10.812803	41,913.564	10.906638	0.000	12/31/12
9.750608	50,683.369	9.820196	0.000	12/31/11
9.736952	52,637.163	9.791567	0.000	12/31/10
8.853895	71,047.736	8.890023	0.000	12/31/09
7.460428	46,470.538	7.479481	0.000	12/31/08
Wilshire Variable Insurance Trust - 2025 Fund (formerly 2025 ETF Fund) (Inception Date 5/1/2007)
13.300857	19,693.086	13.518764	1,606.622	12/31/17
11.814418	27,967.728	11.989760	1,606.622	12/31/16
11.224651	36,188.204	11.373919	1,606.622	12/31/15
11.649085	36,607.329	11.786027	1,606.622	12/31/14
11.239207	41,011.112	11.354033	1,606.628	12/31/13
10.157895	33,150.161	10.246062	1,539.600	12/31/12
9.139184	35,659.897	9.204417	994.796	12/31/11
9.244323	28,997.460	9.296175	774.413	12/31/10
8.378892	23,545.507	8.413094	392.236	12/31/09
7.054421	10,980.789	7.072444	524.681	12/31/08

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
Wilshire Variable Insurance Trust - 2035 Fund (formerly 2035 ETF Fund) (Inception Date 5/1/2007)
13.055778	15,113.433	13.269618	0.000	12/31/17
11.317158	17,149.825	11.485090	0.000	12/31/16
10.718653	21,718.997	10.861165	0.000	12/31/15
11.116414	25,182.455	11.247076	0.000	12/31/14
10.697369	27,515.820	10.806649	0.000	12/31/13
9.436155	34,919.240	9.518060	0.000	12/31/12
8.388909	40,371.374	8.448797	0.000	12/31/11
8.653185	29,961.078	8.701735	0.000	12/31/10
7.790364	27,324.342	7.822160	0.000	12/31/09
6.535932	20,882.706	6.552632	0.000	12/31/08

The above table gives year-end Accumulation Unit information for each Subaccount for each of the last 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2017. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for the Subaccount will be contained in Appendix C: Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a contract year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•   we have identified the Contract Owner as a person engaging in harmful trading practices; and

•   if the Contract Owner’s transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one contract year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the contract year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•	To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Group Contracts. In the case of a group contract, the transfer restrictions will apply to participants who have an interest in the group contract. For example, if a participant engages in more than 12 transfer events in one Contract year, we will automatically require the participant to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the participant that are sent by any other means.

APPENDIX C: CLOSED SUBACCOUNTS

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below (“Closed Portfolios”). Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY	CUTOFF DATE
Calamos Advisors Trust Calamos Growth and Income Portfolio	N/A	Calamos Advisors LLC	Aggressive Allocation: 70% to 85% equity	April 30, 2012

Davis Variable Account Fund, Inc. Davis Value Portfolio	N/A	Davis Selected Advisers L.P. Sub-Adviser: Davis Selected Advisers-NY, Inc. (an affiliate of Davis Selected Advisors, L.P.)	US equity large cap blend: large blend	April 30, 2015

Janus Aspen Series Janus Henderson VIT Global Research Portfolio	Institutional	Janus Capital Management LLC	Global equity: world large stock	November 30, 2004

The Timothy Plan Timothy Plan Conservative Growth Variable Series	N/A	Timothy Partners, Ltd.	Cautious allocation: 30% to 50% equity	November 30, 2004

The Timothy Plan Timothy Plan Strategic Growth Variable Series	N/A	Timothy Partners, Ltd.	Moderate allocation: 50% to 70% equity	November 30, 2004

Expenses and Examples with Closed Portfolios

The information in this section supplements the Expense Tables section in the Prospectus, which does not reflect the operating expenses of the Closed Portfolios.

Table C: Total Annual Portfolio Operating Expenses. When the Closed Portfolios are included, the maximum total operating expenses increase as shown below and the maximum expenses are the expenses of the Timothy Plan Strategic Growth Variable Series.

	Minimum	Maximum
Without Closed Portfolios	0.27%	1.60%
With Closed Portfolios	0.27%	1.91%

Example. Below is an example that reflects this increase in the maximum Portfolio expenses.

Example C-1: Contract with Maximum Fund Operating Expenses (Timothy Plan Strategic Growth Variable Series)

Assumptions

•	You invest $10,000 in the Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.91%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,169	$1,877	$2,587	$4,880
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$369	$1,177	$2,087	$4,880

Condensed Financial Information for Closed Subaccounts

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
Calamos Advisors Trust - Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
15.780897	75,472.291	16.039344	1,809.214	12/31/17
13.855053	81,230.809	14.060620	1,809.214	12/31/16
13.216429	98,350.711	13.392130	1,809.214	12/31/15
13.255393	111,095.556	13.411181	7,867.673	12/31/14
12.582472	122,133.087	12.710996	8,581.233	12/31/13
10.963522	156,626.753	11.058673	8,963.962	12/31/12
10.255741	193,925.031	10.328940	9,425.793	12/31/11
10.599686	139,497.772	10.659148	7,548.191	12/31/10
9.633554	118,358.600	9.672878	1,059.515	12/31/09
7.007788	111,399.974	7.025689	1,059.515	12/31/08
Davis Variable Account Fund, Inc. - Davis Value Portfolio (Inception Date 5/1/2007)
16.277566	59,373.581	16.544258	42.904	12/31/17
13.461923	63,499.725	13.661748	42.904	12/31/16
12.203048	72,255.540	12.365353	118.673	12/31/15
12.181922	82,991.715	12.325175	132.048	12/31/14
11.649064	95,678.915	11.768132	132.049	12/31/13
8.854556	98,427.146	8.931459	239.789	12/31/12
7.942116	121,657.376	7.998847	788.424	12/31/11
8.405610	189,109.456	8.452790	741.246	12/31/10
7.559947	190,658.865	7.590817	647.066	12/31/09
5.845926	154,220.486	5.860868	546.159	12/31/08
Janus Aspen Series - Janus Henderson VIT Global Research Portfolio (formerly Janus Aspen Global Research Portfolio)-Institutional Shares (Inception Date 7/15/1997)
22.078771	431,396.406	17.432668	75.156	12/31/17
17.627050	454,073.848	13.896639	75.156	12/31/16
17.515441	496,729.402	13.787648	75.156	12/31/15
18.179808	545,775.439	14.288853	75.156	12/31/14
17.160519	592,217.870	13.467195	75.155	12/31/13
13.551778	664,771.959	10.618971	75.155	12/31/12
11.446628	732,998.451	8.955701	75.155	12/31/11
13.458370	829,951.849	10.513680	75.155	12/31/10
11.783409	902,705.882	9.191218	9,612.559	12/31/09
8.678898	1,008,264.804	6.759364	9,612.550	12/31/08
The Timothy Plan - Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
15.477896	50,477.858	15.850355	0.000	12/31/17
14.358193	161,904.612	14.681419	0.000	12/31/16
13.757062	166,684.973	14.045364	0.000	12/31/15
14.368777	171,593.195	14.647574	0.000	12/31/14
14.204086	199,342.049	14.457658	0.000	12/31/13
13.083891	190,575.158	13.297211	0.000	12/31/12

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
12.311332	208,075.572	12.492916	0.000	12/31/11
12.253392	249,890.123	12.415263	0.000	12/31/10
11.051517	267,285.063	11.180501	0.000	12/31/09
9.127064	321,412.820	9.219554	0.000	12/31/08
The Timothy Plan - Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
15.208588	56,554.029	15.574199	0.000	12/31/17
13.756446	182,433.405	14.065793	0.000	12/31/16
13.227041	210,335.013	13.503918	0.000	12/31/15
13.934005	222,875.130	14.204040	0.000	12/31/14
13.910727	249,517.020	14.158743	0.000	12/31/13
11.940945	232,823.335	12.135373	0.000	12/31/12
10.870014	257,828.180	11.030114	0.000	12/31/11
11.448022	283,338.056	11.599004	0.000	12/31/10
10.063779	347,592.943	10.181022	0.000	12/31/09
7.882894	412,084.563	7.962596	0.000	12/31/08

The above table gives year-end Accumulation Unit information for each Closed Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2017. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2018 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Commodore Advantage® Contracts

Commodore Independence® Contracts

Commodore Spirit® Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Advantage®, Commodore Independence® and Commodore Spirit® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•	If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

•	If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

•	Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2018, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2018, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The SEC file number for each Contract is: Commodore Advantage® Contract 333-51971, Commodore Independence® Contract 333-51955, and Commodore Spirit® Contract 333-19725.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

Our form numbers for the Riders are R1813307NW, R2010707NW, R2010807NW, R1813507NW, R2010907NW, and R2011007NW. These form numbers may vary by state.

1

2

SUPPLEMENT TO EXPENSE TABLES

The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2018. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

In the Examples below, the maximum operating expenses are the expenses of the Morningstar Conservative ETF Asset Allocation Portfolio.

SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS

The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.97%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,194	$1,970	$2,769	$5,392
Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. Table #2: If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$394	$1,270	$2,269	$5,392

3

SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS

The following information supplements the Examples section in the Commodore Independence® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract and the maximum Rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.97%) are incurred.

	1 year	3 years	5 years	10 years
If you surrender, annuitize or keep your Contract at the end of the period, your costs would be:	$404	$1,300	$2,321	$5,505

SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS

The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (0.97%) are incurred.

Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,094	$1,770	$2,569	$5,392
This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$394	$1,270	$2,269	$5,392

Example for Contract with Optional Benefit Rider, Highest Possible Separate Account Charges, and Maximum Fund Operating Expenses

Assumptions

•	You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The maximum Portfolio expenses (0.97%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,120	$1,848	$2,704	$5,684
This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$420	$1,348	$2,404	$5,684

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OVERVIEW

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit Lifetime GRIP	Guaranteed Minimum Withdrawal Benefit PayPlan
What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?

The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:

•   4% if the Insured is under age 60

•   5% if the Insured is age 60 or older

The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each contract year is 0.65% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each contract year is 0.40% of the Benefit Base Amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

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You cannot activate the Rider

•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

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Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals

Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05

Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

An outstanding loan balance affects the amount of certain Rider benefits.

Example 1

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $150,000 = $7,500

Example 2

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

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This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $100,000 = $5,000
3	$110,000 - $22,000 = $88,000	None due to withdrawal
4	$88,000	None due to withdrawal
5	$88,000	None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

Additional Information about the Benefit Base Amount Examples. The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

Lifetime Withdrawals

Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

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Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.

•	Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $	15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

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Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions
Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.
Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

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Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.
From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.
Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.
Benefit Start Date	The first day that a Benefit under the Rider is to be paid.
Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.
Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.
Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.
Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.
Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.
Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.
Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

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If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

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Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Withdrawals

Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

•	Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider. Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

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Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

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Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Spirit®

The Commodore Advantage®

The Commodore Independence®

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2018, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 relating to each Contract. This Statement of Additional Information was filed as a part of each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for each Contract is shown below.

• The Commodore Spirit® Contract	File Number 333-19725
• The Commodore Advantage® Contract	File Number 333-51971
• The Commodore Independence® Contract	File Number 333-51955

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity contracts.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”) which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2017 and for the periods indicated in the financial statements, and of the Company at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contract.

Underwriting Commissions Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “AILIC VA Products”).

Aggregate dollar amounts of underwriting commissions paid to GAA totaled $3.52 million in 2017, $3.76 million in 2016, and $4.50 million in 2015, which GAA subsequently paid to selling firms in its distribution network. GAA did not retain any underwriting commissions in the last three fiscal years.

GAA Expenses Paid by the Company

GAFRI, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Arrangements with Selected Selling Firms

GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the AILIC VA Products (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the AILIC VA Products) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the AILIC VA Products over other financial products available in the marketplace.

In 2017, payments of less than $25,000 were made to the following selling firms in connection with conference sponsorships: Lincoln Investment Planning, Inc. and PlanMember Securities Corp.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and related expenses incurred by the Company and/or its affiliates. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments, which may be significant.

Rule 12b-1 Fees. The Company and/or GAA receive 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. The Company and/or GAA may receive all or a portion of a 12b-1 fee attributable to the AILIC VA Products. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. Some service providers may pay more in Support Fees than others.

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Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

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Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•	NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax ation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of variable annuity contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a non-tax-qualified variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of non-tax-qualified variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

6

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. For a Contract that is not tax-qualified, these differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-Tax-Qualified Contracts

IRC Section 817(h) requires that with respect to Contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not tax-qualified.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2017 and for the periods indicated in the financial statements, and the Company’s financial statements at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

FINANCIAL STATEMENTS

Annuity Investors Variable Account B

Year Ended December 31, 2017

With Report of Independent Registered

Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and

Contract Holders of Annuity Investors Variable Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account B (the “Separate Account”), comprised of the sub-accounts described in Note 1 (collectively referred to as the “subaccounts”), as of December 31, 2017, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising Annuity Investors Variable Account B at December 31, 2017, the results of its operations for the year then ended, and the changes in net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1997

April 27, 2018

Cincinnati, Ohio

1

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2017

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	389,297.897	$5,475,466	$7,155,295
Invesco V.I. Comstock Fund-Series I Shares	337,935.636	5,037,041	6,968,233
Invesco V.I. Core Equity Fund-Series I Shares	125,550.268	3,531,608	4,610,206
Invesco V.I. Diversified Dividend Fund-Series I Shares	59,644.539	1,386,890	1,621,139
Invesco V.I. Global Health Care Fund-Series I Shares	116,321.852	3,429,049	3,075,550
Invesco V.I. High Yield Fund-Series I Shares	331,665.827	1,837,445	1,827,479
Invesco V.I. Mid Cap Growth Fund-Series I Shares	1,587,216.432	7,043,618	8,920,156
Invesco V.I. Small Cap Equity Fund-Series I Shares	127,405.692	2,419,505	2,550,662
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	112,184.341	1,272,925	1,278,901
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	38,505.624	431,704	427,797
Morningstar Growth ETF Asset Allocation Portfolio-Class II	200,956.755	2,045,039	2,403,443
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	52,486.906	579,614	566,859
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	420,090.451	6,037,400	6,313,959
VP Large Company Value Fund-Class I	161,904.779	1,900,341	2,553,238
VP Mid Cap Value Fund-Class I	320,241.906	5,224,475	7,285,503
VP Ultra® Fund-Class I	247,208.319	2,979,012	4,781,009
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	95,079.498	1,390,088	1,477,535
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	105,010.908	1,170,085	1,070,061
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	224,013.247	3,438,461	4,097,202
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	39,138.838	751,187	878,667
Technology Growth Portfolio-Initial Shares	622,137.143	7,988,631	14,900,185
Dreyfus Stock Index Fund, Inc.-Initial Shares	857,463.042	27,787,686	45,857,123
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	159,978.844	5,323,745	6,442,348
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	189,526.377	7,148,299	8,473,724
Government Money Market Portfolio	2,289,838.765	2,289,838	2,289,839
Growth and Income Portfolio-Initial Shares	112,092.209	2,650,694	3,667,657
Opportunistic Small Cap Portfolio-Initial Shares	119,448.424	3,686,806	7,276,798
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	148,116.480	2,220,301	2,291,362
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	1,022,240.127	28,282,740	36,054,409
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	248,331.521	11,116,052	17,544,622
Janus Henderson VIT Forty Portfolio-Institutional Shares	339,908.470	12,059,486	13,514,761
Janus Henderson VIT Global Research Portfolio-Institutional Shares	187,259.531	5,494,699	9,587,688
Janus Henderson VIT Overseas Portfolio-Institutional Shares	406,755.291	14,167,799	13,008,034
Janus Henderson VIT Research Portfolio-Institutional Shares	343,100.750	9,179,962	12,526,608
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	334,043.030	3,444,341	3,667,792
Mid-Cap Growth Portfolio-Class I	73,489.269	855,003	889,220
U.S. Real Estate Portfolio-Class I	334,266.976	4,732,338	7,260,279
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	33,807.900	1,772,068	1,883,100
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	63,429.023	838,682	1,009,790
Oppenheimer Main Street Fund®/VA-Non-Service Shares	76,162.941	2,082,178	2,456,255
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	172,954.103	2,239,635	2,148,090
PIMCO Total Return Portfolio-Administrative Class	457,405.580	5,144,183	5,004,017
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	68,777.303	774,396	781,998
Timothy Plan Strategic Growth Portfolio Variable Series	76,383.879	795,704	860,846
Wilshire Variable Insurance Trust:
2015 Fund	26,234.454	302,961	287,267
2025 Fund	27,252.941	314,322	319,404
2035 Fund	17,621.167	191,552	208,106

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	2.767	42.140453	$117
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	160,845.279	43.016172	6,918,948
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	2,099.778	36.206547	76,026
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	525.995	45.755071	24,067
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,885.076	47.186932	136,137
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	299.325	18.719649	5,603
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	347,044.340	18.846892	6,540,707
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	19.039344	27,621
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	12,024.381	19.233334	231,269
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	8,391.259	19.428830	163,033
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	248,310.384	18.385595	4,565,334
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	909.013	19.050391	17,317
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,421.039	19.390523	27,555
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	82,286.050	18.750796	1,542,929
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	18.942262	9,776
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	931.520	19.135216	17,825
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	2,618.174	19.329720	50,609
Invesco V.I. Global Health Care Fund-Series I Shares - 1.40% series contract	126,749.401	23.042422	2,920,613
Invesco V.I. Global Health Care Fund-Series I Shares - 1.25% series contract	893.175	23.631915	21,107
Invesco V.I. Global Health Care Fund-Series I Shares - 1.10% series contract	137.355	24.235229	3,329
Invesco V.I. Global Health Care Fund-Series I Shares - 0.95% series contract	5,250.895	24.852971	130,501
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	85,495.006	19.588181	1,674,692
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,766.408	20.000211	35,329
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	491.373	20.419862	10,034
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	5,152.941	20.847272	107,424
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	1,295.499	16.754645	21,706
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	506,233.690	16.851450	8,530,772
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	1,643.436	16.997766	27,935
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	14,181.528	17.144987	243,142
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	5,586.175	17.293078	96,601
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	102,187.868	23.297155	2,380,687
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	2,486.711	23.766005	59,099
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	246.686	24.243041	5,980
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	4,241.908	24.728439	104,896
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	82,233.593	13.710436	1,127,458
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	208.222	14.162680	2,949
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	10,316.720	14.393537	148,494
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	29,049.721	12.190491	354,130
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.10% series contract	85.389	12.592535	1,075
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,672.199	12.797834	72,592
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	141,983.104	14.007776	1,988,868
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	28,191.448	14.705710	414,575
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	37,574.125	12.878807	483,910
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	6,135.048	13.520464	82,949
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	48.546	13.213861	641
VP Capital Appreciation Fund-Class I - 1.40% series contract	470,318.776	13.263334	6,237,995
VP Capital Appreciation Fund-Class I - 1.25% series contract	2,079.391	13.337941	27,735
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,142.146	13.412761	28,732
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,398.009	13.487820	18,856
VP Large Company Value Fund-Class I - 1.40% series contract	110,653.760	18.941571	2,095,956
VP Large Company Value Fund-Class I - 1.25% series contract	13,674.938	19.322674	264,236
VP Large Company Value Fund-Class I - 1.10% series contract	541.332	19.710512	10,670
VP Large Company Value Fund-Class I - 0.95% series contract	9,071.067	20.105238	182,376
VP Mid Cap Value Fund-Class I - 1.40% series contract	216,518.760	30.919120	6,694,570
VP Mid Cap Value Fund-Class I - 1.25% series contract	9,718.024	31.541149	306,518
VP Mid Cap Value Fund-Class I - 1.10% series contract	585.596	32.174215	18,841
VP Mid Cap Value Fund-Class I - 0.95% series contract	8,092.307	32.818222	265,574
VP Ultra® Fund-Class I - 1.50% series contract	29.661	23.751392	704
VP Ultra® Fund-Class I - 1.40% series contract	193,207.100	24.068846	4,650,272
VP Ultra® Fund-Class I - 1.10% series contract	2,438.275	25.045841	61,069
VP Ultra® Fund-Class I - 0.95% series contract	2,699.467	25.547213	68,964
Calamos Advisors Trust:
Calamos Growth and Income Portfolio - 1.40% series contract	75,472.291	15.780897	1,191,020
Calamos Growth and Income Portfolio - 1.25% series contract	1,809.214	16.039344	29,019
Calamos Growth and Income Portfolio - 1.10% series contract	228.865	16.301453	3,731
Calamos Growth and Income Portfolio - 0.95% series contract	15,317.441	16.567095	253,765

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	59,373.581	$16.277566	$966,457
Davis Value Portfolio - 1.25% series contract	42.904	16.544258	710
Davis Value Portfolio - 1.10% series contract	3,322.791	16.814629	55,871
Davis Value Portfolio - 0.95% series contract	2,751.661	17.088752	47,023
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A - 1.40% series contract	121,522.075	32.661008	3,969,033
Deutsche Small Cap Index VIP-Class A - 1.10% series contract	320.904	34.555881	11,089
Deutsche Small Cap Index VIP-Class A - 0.95% series contract	3,294.114	35.542097	117,080
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	36,574.620	19.212530	702,691
MidCap Stock Portfolio-Service Shares - 1.10% series contract	508.071	19.846323	10,083
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	19.527254	54,701
MidCap Stock Portfolio-Service Shares - 0.95% series contract	5,512.771	20.169823	111,192
Technology Growth Portfolio-Initial Shares - 1.50% series contract	16.548	29.934727	495
Technology Growth Portfolio-Initial Shares - 1.40% series contract	488,479.871	30.334918	14,817,997
Technology Growth Portfolio-Initial Shares - 1.25% series contract	24.449	30.945194	757
Technology Growth Portfolio-Initial Shares - 1.10% series contract	249.916	31.566280	7,889
Technology Growth Portfolio-Initial Shares - 0.95% series contract	2,268.660	32.198237	73,047
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	8.495	29.623081	252
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	1,482,733.568	30.239361	44,836,916
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	3,322.122	24.807226	82,413
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	14,890.146	32.164341	478,932
Dreyfus Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	13,825.884	33.170525	458,610
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.40% series contract	284,212.591	22.390668	6,363,710
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.10% series contract	2,061.589	23.816289	49,099
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 0.95% series contract	1,202.667	24.561109	29,539
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	277,114.469	28.963346	8,026,162
Appreciation Portfolio-Initial Shares - 1.25% series contract	12,031.907	23.999265	288,757
Appreciation Portfolio-Initial Shares - 1.10% series contract	587.261	30.807076	18,092
Appreciation Portfolio-Initial Shares - 0.95% series contract	4,429.075	31.770364	140,713
Government Money Market Portfolio - 1.50% series contract	56.666	1.088202	62
Government Money Market Portfolio - 1.40% series contract	1,970,215.931	1.104735	2,176,566
Government Money Market Portfolio - 1.10% series contract	36,308.071	1.168216	42,416
Government Money Market Portfolio - 0.95% series contract	58,962.181	1.200684	70,795
Growth and Income Portfolio-Initial Shares - 1.50% series contract	5.331	24.501991	131
Growth and Income Portfolio-Initial Shares - 1.40% series contract	145,317.615	25.012385	3,634,740
Growth and Income Portfolio-Initial Shares - 1.10% series contract	346.723	26.604776	9,224
Growth and Income Portfolio-Initial Shares - 0.95% series contract	858.764	27.436916	23,562
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	183.623	25.897632	4,755
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	271,873.223	26.435803	7,187,187
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	1,646.040	25.546271	42,050
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	395.896	28.119216	11,132
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	1,092.208	28.999283	31,674
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	175,116.159	11.097317	1,943,320
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	489.843	11.279137	5,525
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	8,402.156	11.463482	96,318
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	21,132.284	11.650395	246,199
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	4.029	41.017308	165
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	839,278.193	41.870467	35,140,970
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	10,702.284	33.701506	360,683
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,478.029	44.535702	154,896
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	8,659.007	45.928416	397,695
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	352,734.865	48.731111	17,189,162
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	39.266805	3,393
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,209.149	51.834264	166,344
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	3,474.383	53.455067	185,723
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	280.593	28.291156	7,938
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	459,834.280	28.830087	13,257,062
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	4,065.582	29.655288	120,566
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	1,949.439	30.502599	59,463

The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series (Continued):
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,222.635	$31.373209	$69,732
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	431,396.406	22.078771	9,524,702
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	17.432668	1,310
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,183.778	23.484648	51,285
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	429.009	24.218921	10,391
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	431,185.191	28.362000	12,229,274
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	9,698.237	23.467017	227,589
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	9,603.774	30.167939	289,726
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	8,403.480	31.111525	261,445
Janus Henderson VIT Janus Research - 1.50% series contract	23.622	27.127693	641
Janus Henderson VIT Janus Research - 1.40% series contract	447,840.398	27.691766	12,401,492
Janus Henderson VIT Janus Research - 1.25% series contract	1,728.076	22.755936	39,324
Janus Henderson VIT Janus Research - 1.10% series contract	2,886.918	29.454874	85,034
Janus Henderson VIT Janus Research - 0.95% series contract	3.891	30.376597	117
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	8.350	19.484268	163
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	162,435.185	19.889271	3,230,717
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	12,286.167	19.074933	234,358
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,806.266	21.155328	101,678
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	4,623.721	21.817153	100,876
Mid-Cap Growth Portfolio-Class I - 1.40% series contract	45,040.414	18.289057	823,747
Mid-Cap Growth Portfolio-Class I - 1.10% series contract	188.699	18.892449	3,565
Mid-Cap Growth Portfolio-Class I - 0.95% series contract	3,224.328	19.200424	61,908
U.S. Real Estate Portfolio-Class I - 1.40% series contract	136,960.260	49.357024	6,759,951
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,800.916	48.093074	182,798
U.S. Real Estate Portfolio-Class I - 1.10% series contract	2,940.077	52.499268	154,352
U.S. Real Estate Portfolio-Class I - 0.95% series contract	3,013.910	54.141702	163,178
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.40% series contract	85,622.537	20.787761	1,779,901
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.25% series contract	271.989	21.205935	5,768
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.10% series contract	1,798.322	21.631608	38,901
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 0.95% series contract	2,652.695	22.064683	58,530
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.40% series contract	73,576.670	12.824265	943,567
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.25% series contract	394.900	13.082362	5,166
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.10% series contract	130.368	13.344912	1,740
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 0.95% series contract	4,357.678	13.612145	59,317
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.40% series contract	89,163.670	23.104684	2,060,098
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.25% series contract	861.797	23.569453	20,312
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.10% series contract	10,406.444	24.042425	250,196
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 0.95% series contract	5,123.511	24.523849	125,649
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	141,881.215	13.807321	1,958,999
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	2,111.742	14.085105	29,744
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	2,413.909	14.367768	34,682
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	8,506.318	14.655446	124,665
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	251,448.326	15.754950	3,961,556
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	6,429.564	16.071902	103,335
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	15,337.898	16.394441	251,456
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	41,122.003	16.722669	687,670
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	46.402	15.234580	707
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	50,477.858	15.477896	781,291
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	49.392	14.969620	739
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	56,554.029	15.208588	860,107
Wilshire Variable Insurance Trust:
2015 Fund - 1.40% series contract	21,068.070	13.569432	285,882
2015 Fund - 1.10% series contract	98.846	14.017029	1,385
2025 Fund - 1.40% series contract	19,693.086	13.300857	261,935
2025 Fund - 1.25% series contract	1,606.622	13.518764	21,720
2025 Fund - 1.10% series contract	94.140	13.739642	1,293
2025 Fund - 0.95% series contract	2,467.606	13.963557	34,456
2035 Fund - 1.40% series contract	15,113.433	13.055778	197,318
2035 Fund - 1.10% series contract	799.939	13.486487	10,788

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$56,331	$98,992	$(42,661)	$363,001	$80,635	$168,887	$612,523	$569,862
Invesco V.I. Comstock Fund-Series I Shares	143,869	92,359	51,510	438,288	280,196	239,188	957,672	1,009,182
Invesco V.I. Core Equity Fund-Series I Shares	49,240	66,048	(16,808)	238,959	246,644	44,510	530,113	513,305
Invesco V.I. Diversified Dividend Fund-Series I Shares	26,970	23,451	3,519	167,942	55,281	(112,439)	110,784	114,303
Invesco V.I. Global Health Care Fund-Series I Shares	11,416	43,879	(32,462)	46,176	158,577	247,002	451,755	419,293
Invesco V.I. High Yield Fund-Series I Shares	79,300	27,557	51,743	28,069	0	14,959	43,028	94,771
Invesco V.I. Mid Cap Growth Fund-Series I Shares	0	121,151	(121,151)	283,745	537,255	926,102	1,747,102	1,625,951
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	36,588	(36,588)	46,549	115,638	183,777	345,964	309,376
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	19,984	20,990	(1,006)	65,288	75,444	32,654	173,386	172,380
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	7,393	6,470	924	33	2,013	19,502	21,548	22,472
Morningstar Growth ETF Asset Allocation Portfolio-Class II	30,834	30,467	367	46,715	120,185	166,245	333,145	333,512
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	9,596	7,170	2,426	802	25,410	14,578	40,790	43,216
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	85,145	(85,145)	33,712	750,533	406,420	1,190,665	1,105,520
VP Large Company Value Fund-Class I	45,518	35,979	9,539	311,083	145,010	(226,362)	229,731	239,270
VP Mid Cap Value Fund-Class I	111,492	100,595	10,896	664,974	147,537	(120,982)	691,529	702,425
VP Ultra® Fund-Class I	17,622	64,186	(46,563)	455,109	224,038	577,178	1,256,325	1,209,762
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	12,247	19,012	(6,766)	15,416	70,219	107,923	193,558	186,792
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	7,730	13,451	(5,722)	(23,985)	85,995	132,748	194,758	189,036
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	38,429	55,420	(16,991)	153,625	148,802	192,963	495,390	478,399
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	9,801	12,707	(2,907)	(31,201)	17,977	131,192	117,968	115,061
Technology Growth Portfolio-Initial Shares	0	187,920	(187,920)	716,388	621,883	3,259,965	4,598,236	4,410,316
Dreyfus Stock Index Fund, Inc.-Initial Shares	741,499	608,836	132,663	1,501,783	1,033,394	5,226,578	7,761,755	7,894,418
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	73,018	88,760	(15,742)	254,548	419,752	150,341	824,641	808,899
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	107,265	112,172	(4,907)	399,078	1,038,013	399,849	1,836,940	1,832,033
Government Money Market Portfolio	8,164	31,845	(23,681)	0	0	0	0	(23,681)
Growth and Income Portfolio-Initial Shares	25,785	48,952	(23,168)	123,300	151,126	330,696	605,122	581,954
Opportunistic Small Cap Portfolio-Initial Shares	0	95,073	(95,073)	287,787	80,228	1,138,158	1,506,173	1,411,100
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	59,493	30,602	28,891	3,126	0	285,248	288,374	317,265
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	567,140	497,229	69,911	1,052,744	72,359	4,319,248	5,444,351	5,514,262
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	41,894	230,314	(188,419)	958,055	1,036,335	1,929,501	3,923,891	3,735,472
Janus Henderson VIT Forty Portfolio-Institutional Shares	0	183,877	(183,877)	65,995	700,491	2,638,538	3,405,024	3,221,147
Janus Henderson VIT Global Research Portfolio-Institutional Shares	74,116	125,343	(51,227)	522,716	0	1,506,370	2,029,086	1,977,859
Janus Henderson VIT Overseas Portfolio-Institutional Shares	207,518	173,498	34,020	(334,550)	0	3,442,991	3,108,441	3,142,461
Janus Henderson VIT Research Portfolio-Institutional Shares	47,196	168,427	(121,231)	677,949	114,845	2,078,685	2,871,479	2,750,248
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	127,315	54,082	73,233	100,181	0	14,257	114,438	187,671
Mid-Cap Growth Portfolio-Class I	0	11,344	(11,344)	(11,006)	0	272,069	261,063	249,719
U.S. Real Estate Portfolio-Class I	115,698	105,670	10,029	642,558	0	(539,575)	102,983	113,012
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	4,410	25,816	(21,406)	105,099	167,904	166,687	439,690	418,284
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	19,673	13,762	5,912	47,430	0	21,930	69,360	75,272
Oppenheimer Main Street Fund®/VA-Non-Service Shares	31,498	34,232	(2,734)	182,931	42,259	136,556	361,746	359,012
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	53,248	30,821	22,427	(52,211)	0	78,464	26,253	48,680
PIMCO Total Return Portfolio-Administrative Class	104,395	68,592	35,802	(18,810)	0	165,249	146,439	182,241
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	4,444	19,865	(15,422)	24,443	0	95,058	119,501	104,079
Timothy Plan Strategic Growth Portfolio Variable Series	3,193	21,467	(18,274)	350,937	0	(185,217)	165,720	147,446
Wilshire Variable Insurance Trust:
2015 Fund	8,349	3,986	4,363	2,650	27,608	(7,689)	22,569	26,932
2025 Fund	8,828	4,771	4,057	21,299	30,081	(13,902)	37,478	41,535
2035 Fund	5,785	2,995	2,790	11,502	21,776	(5,050)	28,228	31,018

The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2017

	Changes From Operations					Changes From Principal Transactions

	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(42,661)	$363,001	$80,635	$168,887	$569,862	$164,931	$678,286	$(174,724)	$(688,079)	$(118,217)	$7,273,512	$7,155,295
Invesco V.I. Comstock Fund-Series I Shares	51,510	438,288	280,196	239,188	1,009,182	148,228	1,188,580	276,940	(763,411)	245,771	6,722,462	6,968,233
Invesco V.I. Core Equity Fund-Series I Shares	(16,808)	238,959	246,644	44,510	513,305	68,696	530,442	(29,273)	(491,019)	22,286	4,587,920	4,610,206
Invesco V.I. Diversified Dividend Fund-Series I Shares	3,519	167,942	55,281	(112,439)	114,303	61,401	251,324	(39,332)	(229,254)	(114,951)	1,736,090	1,621,139
Invesco V.I. Global Health Care Fund-Series I Shares	(32,462)	46,176	158,577	247,002	419,293	94,492	311,358	(115,075)	(331,941)	87,352	2,988,198	3,075,550
Invesco V.I. High Yield Fund-Series I Shares	51,743	28,069	0	14,959	94,771	62,791	357,300	36,711	(257,798)	(163,027)	1,990,506	1,827,479
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(121,151)	283,745	537,255	926,102	1,625,951	232,127	1,018,914	(107,529)	(894,315)	731,636	8,188,520	8,920,156
Invesco V.I. Small Cap Equity Fund-Series I Shares	(36,588)	46,549	115,638	183,777	309,376	75,702	524,356	(3,314)	(451,969)	(142,593)	2,693,255	2,550,662
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfilio-Class II	(1,006)	65,288	75,444	32,654	172,380	43,759	571,682	(13,914)	(541,836)	(369,456)	1,648,357	1,278,901
Morningstar Conservative ETF Asset Allocation Portfilio-Class II	924	33	2,013	19,502	22,472	21,934	86,969	(5,018)	(70,053)	(47,581)	475,378	427,797
Morningstar Growth ETF Asset Allocation Portfilio-Class II	367	46,715	120,185	166,245	333,512	104,132	222,764	8,434	(110,196)	223,316	2,180,127	2,403,443
Morningstar Income and Growth ETF Asset Allocation Portfilio-Class II	2,426	802	25,410	14,578	43,216	79,012	61,845	16,183	33,350	76,566	490,293	566,859
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(85,145)	33,712	750,533	406,420	1,105,520	146,047	641,996	(43,973)	(539,922)	565,598	5,748,361	6,313,959
VP Large Company Value Fund-Class I	9,539	311,083	145,010	(226,362)	239,270	72,863	334,095	(166,183)	(427,416)	(188,146)	2,741,384	2,553,238
VP Mid Cap Value Fund-Class I	10,896	664,974	147,537	(120,982)	702,425	156,025	996,297	21,382	(818,890)	(116,465)	7,401,968	7,285,503
VP Ultra® Fund-Class I	(46,563)	455,109	224,038	577,178	1,209,762	95,538	470,007	(280,230)	(654,699)	555,063	4,225,946	4,781,009
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	(6,766)	15,416	70,219	107,923	186,792	67,260	143,924	2,164	(74,501)	112,291	1,365,244	1,477,535
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(5,722)	(23,985)	85,995	132,748	189,036	49,615	120,104	(11,195)	(81,684)	107,352	962,709	1,070,061
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	(16,991)	153,625	148,802	192,963	478,399	111,855	461,063	(52,685)	(401,894)	76,505	4,020,697	4,097,202
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(2,907)	(31,201)	17,977	131,192	115,061	28,614	76,324	(225,597)	(273,306)	(158,245)	1,036,912	878,667
Technology Growth Portfolio-Initial Shares	(187,920)	716,388	621,883	3,259,965	4,410,316	251,840	1,170,868	283,336	(635,692)	3,774,624	11,125,561	14,900,185
Dreyfus Stock Index Fund, Inc.-Initial Shares	132,663	1,501,783	1,033,394	5,226,578	7,894,418	950,742	4,108,469	(626,280)	(3,784,006)	4,110,412	41,746,711	45,857,123
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(15,742)	254,548	419,752	150,341	808,899	187,448	563,898	(102,839)	(479,288)	329,611	6,112,737	6,442,348
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(4,907)	399,078	1,038,013	399,849	1,832,033	212,441	905,182	(266,171)	(958,911)	873,122	7,600,602	8,473,724
Government Money Market Portfolio	(23,681)	0	0	0	(23,681)	67,706	349,244	(82,256)	(363,794)	(387,475)	2,677,314	2,289,839
Growth and Income Portfolio-Initial Shares	(23,168)	123,300	151,126	330,696	581,954	59,055	290,935	(28,943)	(260,824)	321,130	3,346,527	3,667,657
Opportunistic Small Cap Portfolio-Initial Shares	(95,073)	287,787	80,228	1,138,158	1,411,100	133,437	721,965	(53,633)	(642,161)	768,939	6,507,859	7,276,798
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	28,891	3,126	0	285,248	317,265	97,274	283,852	26,314	(160,264)	157,001	2,134,361	2,291,362
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	69,911	1,052,744	72,359	4,319,248	5,514,262	663,231	5,167,443	354,835	(4,149,378)	1,364,884	34,689,525	36,054,409
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(188,419)	958,055	1,036,335	1,929,501	3,735,472	261,142	1,245,611	(194,395)	(1,178,863)	2,556,609	14,988,013	17,544,622
Janus Henderson VIT Forty Portfolio-Institutional Shares	(183,877)	65,995	700,491	2,638,538	3,221,147	301,545	1,506,380	(295,139)	(1,499,974)	1,721,173	11,793,588	13,514,761
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(51,227)	522,716	0	1,506,370	1,977,859	270,447	794,550	79,661	(444,442)	1,533,417	8,054,271	9,587,688
Janus Henderson VIT Overseas Portfolio-Institutional Shares	34,020	(334,550)	0	3,442,991	3,142,461	514,579	1,546,274	(149,775)	(1,181,470)	1,960,991	11,047,043	13,008,034
Janus Henderson VIT Research Portfolio-Institutional Shares	(121,231)	677,949	114,845	2,078,685	2,750,248	219,658	1,233,160	(372,242)	(1,385,744)	1,364,504	11,162,104	12,526,608
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	73,233	100,181	0	14,257	187,671	97,871	782,947	(102,316)	(787,395)	(599,724)	4,267,516	3,667,792
Mid-Cap Growth Portfolio-Class I	(11,344)	(11,006)	0	272,069	249,719	25,652	68,550	(125)	(43,023)	206,696	682,524	889,220
U.S. Real Estate Portfolio-Class I	10,029	642,558	0	(539,575)	113,012	216,960	1,135,449	(91,362)	(1,009,852)	(896,840)	8,157,119	7,260,279
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	(21,406)	105,099	167,904	166,687	418,284	49,562	336,543	(33,932)	(320,913)	97,371	1,785,729	1,883,100
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	5,912	47,430	0	21,930	75,272	31,100	161,060	38,720	(91,240)	(15,968)	1,025,758	1,009,790
Oppenheimer Main Street Fund®/VA-Non-Service Shares	(2,734)	182,931	42,259	136,556	359,012	88,872	399,060	(88,450)	(398,638)	(39,626)	2,495,881	2,456,255
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	22,427	(52,211)	0	78,464	48,680	72,340	283,362	216,058	5,036	53,716	2,094,374	2,148,090
PIMCO Total Return Portfolio-Administrative Class	35,802	(18,810)	0	165,249	182,241	249,063	827,089	138,479	(439,547)	(257,306)	5,261,323	5,004,017
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(15,422)	24,443	0	95,058	104,079	9,028	1,657,158	720	(1,647,409)	(1,543,330)	2,325,328	781,998
Timothy Plan Strategic Growth Portfolio Variable Series	(18,274)	350,937	0	(185,217)	147,446	5,857	1,792,566	(10,210)	(1,796,919)	(1,649,473)	2,510,319	860,846
Wilshire Variable Insurance Trust:
2015 Fund	4,363	2,650	27,608	(7,689)	26,932	5,620	16,171	(13,296)	(23,847)	3,085	284,182	287,267
2025 Fund	4,057	21,299	30,081	(13,902)	41,535	14,282	87,227	(29,646)	(102,591)	(61,056)	380,460	319,404
2035 Fund	2,790	11,502	21,776	(5,050)	31,018	1,453	35,349	5,167	(28,729)	2,289	205,817	208,106

The accompanying notes are an integral part of these financial statements.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2016

	Changes From Operations					Changes From Principal Transactions

	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(71,809)	$344,494	$385,649	$235,416	$893,750	$169,318	$876,002	$(202,050)	$(908,734)	$(14,984)	$7,288,496	$7,273,512
Invesco V.I. Comstock Fund-Series I Shares	10,453	353,113	495,051	66,413	925,030	178,754	785,282	(475,602)	(1,082,130)	(157,100)	6,879,562	6,722,462
Invesco V.I. Core Equity Fund-Series I Shares	(30,202)	100,825	312,875	7,927	391,425	145,961	445,062	(126,705)	(425,806)	(34,381)	4,622,301	4,587,920
Invesco V.I. Diversified Dividend Fund-Series I Shares	(208)	62,465	0	112,688	174,945	63,009	124,639	470,166	408,536	583,481	1,152,609	1,736,090
Invesco V.I. Global Health Care Fund-Series I Shares	(46,649)	465,411	489,247	(1,410,001)	(501,992)	155,318	462,807	(186,899)	(494,388)	(996,380)	3,984,578	2,988,198
Invesco V.I. High Yield Fund-Series I Shares	54,719	(5,820)	0	133,861	182,760	77,723	250,168	(55,851)	(228,296)	(45,536)	2,036,042	1,990,506
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(118,955)	265,784	856,036	(1,073,456)	(70,591)	281,368	879,495	(359,016)	(957,143)	(1,027,734)	9,216,254	8,188,520
Invesco V.I. Small Cap Equity Fund-Series I Shares	(36,478)	103,357	189,807	4,347	261,033	87,275	280,331	(156,946)	(350,002)	(88,969)	2,782,224	2,693,255
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	3,158	19,776	80,506	9,238	112,678	67,047	295,618	(217,586)	(446,157)	(333,479)	1,981,836	1,648,357
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	937	(879)	12,044	922	13,024	27,901	22,146	26,557	32,312	45,336	430,042	475,378
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,169	72,708	94,194	6,127	174,198	123,585	468,926	(34,613)	(379,954)	(205,756)	2,385,883	2,180,127
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	1,151	2,088	27,388	(1,158)	29,469	23,330	224,122	2,664	(198,128)	(168,659)	658,952	490,293
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(84,877)	(22,162)	589,753	(381,081)	101,633	194,857	715,362	(228,617)	(749,122)	(647,489)	6,395,850	5,748,361
VP Large Company Value Fund-Class I	19,938	84,771	147,094	78,334	330,137	79,138	164,373	26,917	(58,318)	271,819	2,469,565	2,741,384
VP Mid Cap Value Fund-Class I	21,192	287,754	322,668	663,069	1,294,683	186,519	622,127	105,318	(330,290)	964,393	6,437,575	7,401,968
VP Ultra® Fund-Class I	(46,285)	270,242	182,684	(278,514)	128,127	107,397	578,778	(138,381)	(609,762)	(481,635)	4,707,581	4,225,946
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	13,959	2,263	34,159	11,140	61,521	70,118	244,609	(32,530)	(207,021)	(145,500)	1,510,744	1,365,244
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(1,420)	(12,468)	138,994	(29,249)	95,857	47,139	44,791	(113,762)	(111,414)	(15,557)	978,266	962,709
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	(11,148)	305,737	283,944	99,379	677,912	127,400	524,490	(111,407)	(508,497)	169,415	3,851,282	4,020,697
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(4,570)	(16,094)	50,484	69,861	99,681	44,265	50,801	159,535	152,999	252,680	784,232	1,036,912
Technology Growth Portfolio-Initial Shares	(160,417)	680,957	571,863	(726,981)	365,422	267,980	1,237,776	(268,144)	(1,237,940)	(872,518)	11,998,079	11,125,561
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	(6,785)	283,376	603,429	(367,446)	512,574	117,338	663,834	(128,761)	(675,257)	(162,683)	6,275,420	6,112,737
Dreyfus Stock Index Fund, Inc.-Initial Shares	247,846	1,457,942	1,442,704	774,719	3,923,211	1,069,378	4,557,858	(452,145)	(3,940,625)	(17,414)	41,764,125	41,746,711
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	18,107	60,054	1,145,736	(748,239)	475,658	221,813	889,519	(164,029)	(831,735)	(356,077)	7,956,679	7,600,602
Government Money Market Portfolio	(34,729)	0	0	0	(34,729)	59,534	239,020	(151,389)	(330,875)	(365,604)	3,042,918	2,677,314
Growth and Income Portfolio-Initial Shares	(6,428)	168,167	395,056	(292,493)	264,302	77,829	270,400	(247,927)	(440,498)	(176,196)	3,522,723	3,346,527
Opportunistic Small Cap Portfolio-Initial Shares	(81,041)	89,287	460,572	386,863	855,681	218,959	384,645	(172,553)	(338,239)	517,442	5,990,417	6,507,859
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	10,782	(10,259)	33,271	74,925	108,719	111,655	190,635	101,019	22,039	130,758	2,003,603	2,134,361
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	288,829	89,634	515,934	220,809	1,115,206	970,460	3,901,885	1,382,275	(1,549,150)	(433,944)	35,123,469	34,689,525
Janus Aspen Enterprise Portfolio-Institutional Shares	(185,407)	1,046,931	1,174,200	(519,492)	1,516,232	311,069	1,324,323	(258,553)	(1,271,807)	244,425	14,743,588	14,988,013
Janus Aspen Forty Portfolio-Institutional Shares	(170,870)	(267,626)	1,636,571	(1,134,935)	63,140	248,750	1,313,246	(292,274)	(1,356,770)	(1,293,630)	13,087,218	11,793,588
Janus Aspen Global Research Portfolio-Institutional Shares	(26,435)	394,675	0	(324,160)	44,080	204,074	813,175	(133,456)	(742,557)	(698,477)	8,752,748	8,054,271
Janus Aspen Janus Portfolio-Institutional Shares	(102,794)	633,978	723,801	(1,377,851)	(122,866)	334,075	1,613,036	(193,596)	(1,472,557)	(1,595,423)	12,757,527	11,162,104
Janus Aspen Overseas Portfolio-Institutional Shares	370,307	(1,854,078)	351,678	62,276	(1,069,817)	669,082	1,254,254	(794,713)	(1,379,885)	(2,449,702)	13,496,745	11,047,043
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	(19,091)	97,761	194,428	(349,780)	(76,682)	55,057	175,752	(101,627)	(222,322)	(299,004)	2,084,733	1,785,729
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	10,101	72,647	0	(44,559)	38,189	28,359	127,869	12,376	(87,134)	(48,945)	1,074,703	1,025,758
Oppenheimer Main Street Fund®/VA-Non-Service Shares	(5,998)	100,516	279,792	(143,098)	231,212	96,821	339,061	97,798	(144,442)	86,770	2,409,111	2,495,881
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	19,408	(92,071)	0	163,867	91,204	82,902	378,557	52,299	(243,356)	(152,152)	2,246,526	2,094,374
PIMCO Total Return Portfolio-Administrative Class	40,686	(33,129)	0	63,657	71,214	266,764	546,873	(125,161)	(405,270)	(334,056)	5,595,379	5,261,323
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(16,019)	(11,889)	160,287	(32,826)	99,553	9,652	69,757	(7,873)	(67,978)	31,575	2,293,753	2,325,328
Timothy Plan Strategic Growth Portfolio Variable Series	(27,142)	(78,634)	206,253	3,957	104,434	7,174	187,389	(196,682)	(376,897)	(272,463)	2,782,782	2,510,319
The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio-Class I	24,708	84,748	0	102,742	212,198	117,713	606,034	(108,923)	(597,244)	(385,046)	4,652,562	4,267,516
Mid-Cap Growth Portfolio-Class I	22,739	(24,977)	0	(83,850)	(86,088)	30,836	49,003	(62,064)	(80,231)	(166,319)	848,843	682,524
U.S. Real Estate Portfolio-Class I	(6,882)	621,775	0	(197,630)	417,263	234,505	922,394	(153,468)	(841,357)	(424,094)	8,581,213	8,157,119
Wilshire Variable Insurance Trust:
2015 Fund	2,400	4,511	6,096	799	13,806	6,133	44,414	53,069	14,788	28,594	255,588	284,182
2025 Fund	605	16,269	2,537	3,245	22,656	16,634	114,408	4,535	(93,239)	(70,583)	451,043	380,460
2035 Fund	170	8,435	1,476	634	10,715	5,249	52,926	(1,094)	(48,771)	(38,056)	243,873	205,817

The accompanying notes are an integral part of these financial statements.

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2017 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Global Health Care Fund-Series I Shares

•	Invesco V.I. High Yield Fund-Series I Shares

•	Invesco V.I. Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

Calamos Advisors Trust:

•	Calamos Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche Investments VIT Funds:

•	Deutsche Small Cap Index VIP-Class A

Dreyfus Investment Portfolios

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

Dreyfus Stock Index Fund, Inc. – Initial Shares

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

9

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

Dreyfus Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

Franklin Templeton Variable Insurance Products Trust:

•	Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Institutional Shares

•	Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Mid Cap Growth Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

Oppenheimer Variable Account Funds:

•	Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares

•	Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares

•	Oppenheimer Main Street Fund/VA®-Non-Service Shares

PIMCO Variable Insurance Trust:

•	PIMCO Real Return Portfolio-Administrative Class Shares

•	PIMCO Total Return Portfolio-Administrative Class Shares

The Timothy Plan:

•	Timothy Plan Conservative Growth Portfolio Variable Series

•	Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust:

•	2015 Fund

•	2025 Fund

•	2035 Fund

ALPS Variable Investment Trust: Effective on or about April 30, 2016, the following Portfolios were renamed:

Ibbotson Balanced ETF Asset Allocation Portfolio was renamed Morningstar Balanced ETF Asset Allocation Portfolio.

Ibbotson Conservative ETF Asset Allocation Portfolio was renamed Morningstar Conservative ETF Asset Allocation Portfolio.

Ibbotson Growth ETF Asset Allocation Portfolio was renamed Morningstar Growth ETF Asset Allocation Portfolio.

Ibbotson Income and Growth Asset Allocation Portfolio was renamed Morningstar Income and Growth Asset Allocation Portfolio.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund: On or about April 30, 2016, Money Market Portfolio was renamed Government Money Market Portfolio.

10

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

Janus Aspen Series: Effective on June 5, 2017, the following Portfolios were renamed:

Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio.

Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio.

Janus Aspen Forty Portfolio was renamed Janus Henderson VIT Forty Portfolio.

Janus Aspen Global Research Portfolio was renamed Janus Henderson VIT Global Research Portfolio.

Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio.

Janus Aspen Janus Portfolio was renamed Janus Henderson VIT Research Portfolio.

Morgan Stanley Variable Insurance Fund, Inc.: Effective on or about May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

Wilshire Variable Insurance Trust: Effective on May 1, 2016, the following Funds were renamed:

2015 ETF Fund was renamed 2015 Fund.

2025 ETF Fund was renamed 2025 Fund.

2035 ETF Fund was renamed 2035 Fund.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	DEDUCTIONS AND EXPENSES – Continued

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2017:

1.50% Series Contracts	$730
1.40% Series Contracts	3,823,178
1.25% Series Contracts	31,915
1.10% Series Contracts	31,869
0.95% Series Contracts	54,180

$3,941,872

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $180,802 for the year ended December 31, 2017.

(4)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

13

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2017 Statements of Changes in Net Assets for applicable periods) December 31, 2017, are as follows:

	Cost of Purchases	Proceeds from Sales

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$357,592	$1,007,697
Invesco V.I. Comstock Fund-Series I Shares	832,058	1,263,763
Invesco V.I. Core Equity Fund-Series I Shares	322,547	583,730
Invesco V.I. Diversified Dividend Fund-Series I Shares	231,636	402,090
Invesco V.I. Global Health Care Fund-Series I Shares	245,280	451,106
Invesco V.I. High Yield Fund-Series I Shares	226,194	432,249
Invesco V.I. Mid Cap Growth Fund-Series I Shares	608,028	1,086,239
Invesco V.I. Small Cap Equity Fund-Series I Shares	198,247	571,166
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfilio-Class II	188,941	656,339
Morningstar Conservative ETF Asset Allocation Portfilio-Class II	31,417	98,533
Morningstar Growth ETF Asset Allocation Portfilio-Class II	263,514	253,158
Morningstar Income and Growth ETF Asset Allocation Portfilio-Class II	126,019	64,833
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	836,345	710,879
VP Large Company Value Fund-Class I	265,338	538,205
VP Mid Cap Value Fund-Class I	441,753	1,102,210
VP Ultra® Fund-Class I	464,423	941,647
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	139,199	150,247
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	130,470	131,881
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	283,712	553,795
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	146,560	404,796
Technology Growth Portfolio-Initial Shares	1,108,983	1,310,712
Dreyfus Stock Index Fund, Inc.-Initial Shares	2,017,332	4,635,281
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	628,633	703,911
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	1,247,541	1,173,346
Government Money Market Portfolio	94,814	482,289
Growth and Income Portfolio-Initial Shares	221,171	354,037
Opportunistic Small Cap Portfolio-Initial Shares	238,153	895,159
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	229,779	361,152
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	1,316,435	5,323,543
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	1,218,885	1,549,832
Janus Henderson VIT Forty Portfolio-Institutional Shares	915,263	1,898,623
Janus Henderson VIT Global Research Portfolio-Institutional Shares	533,049	1,028,718
Janus Henderson VIT Overseas Portfolio-Institutional Shares	700,303	1,847,753
Janus Henderson VIT Research Portfolio-Institutional Shares	289,717	1,681,847
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	314,016	1,028,178
Mid-Cap Growth Portfolio-Class I	70,467	124,834
U.S. Real Estate Portfolio-Class I	247,806	1,247,629
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	229,110	403,525
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	76,647	161,975
Oppenheimer Main Street Fund®/VA-Non-Service Shares	222,180	581,293
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	376,282	348,819
PIMCO Total Return Portfolio-Administrative Class	502,574	906,319
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	8,746	1,671,577
Timothy Plan Strategic Growth Portfolio Variable Series	5,505	1,820,698
Wilshire Variable Insurance Trust:
2015 Fund	41,132	33,008
2025 Fund	54,087	122,540
2035 Fund	36,330	40,493

14

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	3.695	0.000	0.928	2.767
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	178,332.223	6,081.104	23,568.048	160,845.279
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	2,099.778	0.000	0.000	2,099.778
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	612.756	2.909	89.670	525.995
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,369.982	535.753	20.659	2,885.076
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	309.790	0.000	10.465	299.325
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	393,093.794	24,525.023	70,574.477	347,044.340
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	265.380	1,185.356	0.000	1,450.736
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	12,833.546	842.199	1,651.364	12,024.381
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	7,569.414	1,458.633	636.788	8,391.259
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	274,763.522	2,946.528	29,399.666	248,310.384
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	991.651	11.613	94.251	909.013
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	2,555.489	87.673	1,222.123	1,421.039
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	95,315.037	8,608.635	21,637.622	82,286.050
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	0.000	0.000	516.106
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	710.802	234.020	13.302	931.520
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	2,498.685	261.782	142.293	2,618.174
Invesco V.I. Global Health Care Fund-Series I Shares - 1.40% series contract	141,265.257	4,255.490	18,771.346	126,749.401
Invesco V.I. Global Health Care Fund-Series I Shares - 1.25% series contract	893.175	0.000	0.000	893.175
Invesco V.I. Global Health Care Fund-Series I Shares - 1.10% series contract	267.974	0.002	130.621	137.355
Invesco V.I. Global Health Care Fund-Series I Shares - 0.95% series contract	5,261.273	340.354	350.732	5,250.895
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	99,087.448	8,093.297	21,685.739	85,495.006
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,766.408	0.000	0.000	1,766.408
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	314.056	213.688	36.371	491.373
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	4,999.574	295.800	142.433	5,152.941
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	1,621.175	57.498	383.174	1,295.499
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	560,365.333	7,288.982	61,420.625	506,233.690
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	1,643.436	0.000	0.000	1,643.436
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	14,843.060	1,048.334	1,709.866	14,181.528
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	8,041.394	340.905	2,796.124	5,586.175
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	122,523.862	3,920.436	24,256.430	102,187.868
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	2,486.711	0.000	0.000	2,486.711
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	254.480	29.871	37.665	246.686
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	4,440.901	1,025.817	1,224.810	4,241.908
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	122,256.895	8,274.505	48,297.807	82,233.593
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	211.693	0.000	3.471	208.222
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	11,362.675	171.719	1,217.674	10,316.720
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,422.714	1,549.254	7,922.247	29,049.721
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.10% series contract	88.315	0.000	2.926	85.389
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,093.082	579.118	0.001	5,672.199
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	151,182.626	7,910.209	17,109.731	141,983.104
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.10% series contract	73.832	1.034	74.866	0.000
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	27,511.837	2,179.655	1,500.044	28,191.448
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	34,622.961	7,609.044	4,657.880	37,574.125
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	0.000	0.000	0.000	0.000
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.10% series contract	105.919	1.590	107.509	0.000
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	6,255.469	80.517	200.938	6,135.048
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	269.187	0.000	220.641	48.546
VP Capital Appreciation Fund-Class I - 1.40% series contract	514,956.438	9,988.858	54,626.520	470,318.776
VP Capital Appreciation Fund-Class I - 1.25% series contract	2,079.391	0.000	0.000	2,079.391
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,131.138	42.159	31.151	2,142.146
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,005.582	392.427	0.000	1,398.009
VP Large Company Value Fund-Class I - 1.40% series contract	134,268.233	4,135.278	27,749.751	110,653.760
VP Large Company Value Fund-Class I - 1.25% series contract	14,235.124	0.000	560.186	13,674.938
VP Large Company Value Fund-Class I - 1.10% series contract	633.243	60.624	152.535	541.332
VP Large Company Value Fund-Class I - 0.95% series contract	8,598.410	1,355.850	883.193	9,071.067
VP Mid Cap Value Fund-Class I - 1.40% series contract	244,746.568	6,910.360	35,138.168	216,518.760
VP Mid Cap Value Fund-Class I - 1.25% series contract	9,718.024	0.000	0.000	9,718.024
VP Mid Cap Value Fund-Class I - 1.10% series contract	586.498	37.545	38.447	585.596
VP Mid Cap Value Fund-Class I - 0.95% series contract	7,956.700	1,309.725	1,174.118	8,092.307
VP Ultra® Fund-Class I - 1.50% series contract	195.537	0.000	165.876	29.661
VP Ultra® Fund-Class I - 1.40% series contract	223,176.226	11,671.566	41,640.692	193,207.100
VP Ultra® Fund-Class I - 1.10% series contract	2,422.882	67.901	52.508	2,438.275
VP Ultra® Fund-Class I - 0.95% series contract	2,874.073	182.736	357.342	2,699.467
Calamos Advisors Trust:
Calamos Growth and Income Portfolio - 1.40% series contract	81,230.809	3,736.262	9,494.780	75,472.291
Calamos Growth and Income Portfolio - 1.25% series contract	1,809.214	0.000	0.000	1,809.214
Calamos Growth and Income Portfolio - 1.10% series contract	218.028	11.190	0.353	228.865
Calamos Growth and Income Portfolio - 0.95% series contract	14,588.787	1,031.028	302.374	15,317.441
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	63,499.725	2,894.933	7,021.077	59,373.581
Davis Value Portfolio - 1.25% series contract	42.904	0.000	0.000	42.904
Davis Value Portfolio - 1.10% series contract	3,407.552	229.707	314.468	3,322.791
Davis Value Portfolio - 0.95% series contract	4,268.484	146.309	1,663.132	2,751.661

15

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A - 1.50% series contract	125.771	0.000	125.771	0.000
Deutsche Small Cap Index VIP-Class A - 1.40% series contract	135,689.918	3,371.985	17,539.828	121,522.075
Deutsche Small Cap Index VIP-Class A - 1.25% series contract	0.000	0.000	0.000	0.000
Deutsche Small Cap Index VIP-Class A - 1.10% series contract	325.648	24.500	29.244	320.904
Deutsche Small Cap Index VIP-Class A - 0.95% series contract	2,419.372	941.389	66.647	3,294.114
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	56,130.789	3,298.840	22,855.009	36,574.620
MidCap Stock Portfolio-Service Shares - 1.25% series contract	0.000	2,801.262	0.000	2,801.262
MidCap Stock Portfolio-Service Shares - 1.10% series contract	456.378	51.693	0.000	508.071
MidCap Stock Portfolio-Service Shares - 0.95% series contract	4,420.919	1,163.893	72.041	5,512.771
Technology Growth Portfolio-Initial Shares - 1.50% series contract	137.395	0.000	120.847	16.548
Technology Growth Portfolio-Initial Shares - 1.40% series contract	512,748.566	20,884.731	45,153.426	488,479.871
Technology Growth Portfolio-Initial Shares - 1.25% series contract	24.449	0.000	0.000	24.449
Technology Growth Portfolio-Initial Shares - 1.10% series contract	391.036	17.941	159.061	249.916
Technology Growth Portfolio-Initial Shares - 0.95% series contract	2,391.396	255.866	378.602	2,268.660
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	258.705	0.000	250.210	8.495
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	1,617,362.451	13,595.095	148,223.978	1,482,733.568
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	3,372.489	0.000	50.367	3,322.122
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	15,804.375	925.035	1,839.264	14,890.146
Dreyfus Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	15,879.791	595.185	2,649.092	13,825.884
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.50% series contract	273.700	0.000	273.700	0.000
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.40% series contract	306,812.355	8,084.047	30,683.811	284,212.591
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.10% series contract	2,061.589	0.000	0.000	2,061.589
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 0.95% series contract	1,099.926	102.741	0.000	1,202.667
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.50% series contract	237.338	0.000	237.338	0.000
Appreciation Portfolio-Initial Shares - 1.40% series contract	313,635.000	6,120.307	42,640.838	277,114.469
Appreciation Portfolio-Initial Shares - 1.25% series contract	12,069.106	0.000	37.199	12,031.907
Appreciation Portfolio-Initial Shares - 1.10% series contract	577.010	10.251	0.000	587.261
Appreciation Portfolio-Initial Shares - 0.95% series contract	4,594.643	151.562	317.130	4,429.075
Government Money Market Portfolio - 1.50% series contract	75.662	0.000	18.996	56.666
Government Money Market Portfolio - 1.40% series contract	2,296,946.123	89,094.290	415,824.482	1,970,215.931
Government Money Market Portfolio - 1.10% series contract	35,749.654	1,114.310	555.893	36,308.071
Government Money Market Portfolio - 0.95% series contract	60,470.509	5,627.416	7,135.744	58,962.181
Growth and Income Portfolio-Initial Shares - 1.50% series contract	7.118	0.000	1.787	5.331
Growth and Income Portfolio-Initial Shares - 1.40% series contract	156,256.412	3,089.440	14,028.237	145,317.615
Growth and Income Portfolio-Initial Shares - 1.10% series contract	417.867	0.861	72.005	346.723
Growth and Income Portfolio-Initial Shares - 0.95% series contract	1,118.767	22.269	282.272	858.764
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	191.635	0.000	8.012	183.623
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	299,787.772	8,131.943	36,046.492	271,873.223
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	1,646.040	0.000	0.000	1,646.040
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	368.259	31.023	3.386	395.896
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	636.263	479.516	23.571	1,092.208
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	187,878.439	16,638.045	29,400.325	175,116.159
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	489.842	0.002	0.001	489.843
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	8,818.437	967.824	1,384.105	8,402.156
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	22,818.075	1,565.658	3,251.449	21,132.284
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	190.844	0.000	186.815	4.029
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	943,221.858	20,926.003	124,869.668	839,278.193
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	10,729.358	0.000	27.074	10,702.284
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,880.166	103.423	505.560	3,478.029
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	10,396.770	480.613	2,218.376	8,659.007
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	379,152.468	4,934.541	31,352.144	352,734.865
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	0.000	0.000	86.408
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,232.378	28.540	51.769	3,209.149
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	3,465.438	242.404	233.459	3,474.383
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	291.248	0.000	10.655	280.593
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	516,603.305	10,758.809	67,527.834	459,834.280
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	4,065.582	0.000	0.000	4,065.582
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	2,191.178	107.539	349.278	1,949.439
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,099.220	142.637	19.222	2,222.635
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	454,073.848	25,071.346	47,748.788	431,396.406
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,207.166	0.000	23.388	2,183.778
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	414.903	14.106	0.000	429.009
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	470,766.872	21,905.202	61,486.883	431,185.191
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	12,751.436	0.000	3,053.199	9,698.237
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	9,986.737	976.804	1,359.767	9,603.774
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	10,709.112	683.673	2,989.305	8,403.480
Janus Henderson VIT Janus Research - 1.50% series contract	24.147	0.000	0.525	23.622
Janus Henderson VIT Janus Research - 1.40% series contract	503,685.226	7,731.381	63,576.209	447,840.398
Janus Henderson VIT Janus Research - 1.25% series contract	1,728.076	0.000	0.000	1,728.076
Janus Henderson VIT Janus Research - 1.10% series contract	2,960.021	0.000	73.103	2,886.918
Janus Henderson VIT Janus Research - 0.95% series contract	3.891	0.000	0.000	3.891

16

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	243.942	0.000	235.592	8.350
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	200,324.686	10,270.839	48,160.340	162,435.185
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	12,646.322	0.000	360.155	12,286.167
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,801.808	468.457	463.999	4,806.266
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	6,419.220	387.951	2,183.450	4,623.721
Mid-Cap Growth Portfolio-Class I - 1.40% series contract	46,879.358	4,497.664	6,336.608	45,040.414
Mid-Cap Growth Portfolio-Class I - 1.10% series contract	153.406	35.599	0.306	188.699
Mid-Cap Growth Portfolio-Class I - 0.95% series contract	3,850.817	325.849	952.338	3,224.328
U.S. Real Estate Portfolio-Class I - 1.40% series contract	157,534.524	3,540.649	24,114.913	136,960.260
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,800.916	0.000	0.000	3,800.916
U.S. Real Estate Portfolio-Class I - 1.10% series contract	3,047.725	211.652	319.300	2,940.077
U.S. Real Estate Portfolio-Class I - 0.95% series contract	3,262.504	270.378	518.972	3,013.910
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.40% series contract	101,246.528	3,558.421	19,182.412	85,622.537
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.25% series contract	271.989	0.000	0.000	271.989
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.10% series contract	1,681.469	116.853	0.000	1,798.322
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 0.95% series contract	3,941.473	162.665	1,451.443	2,652.695
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.40% series contract	81,354.500	4,924.396	12,702.226	73,576.670
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.25% series contract	394.900	0.000	0.000	394.900
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.10% series contract	150.558	13.420	33.610	130.368
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 0.95% series contract	4,025.097	341.362	8.781	4,357.678
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.40% series contract	105,665.292	6,285.755	22,787.377	89,163.670
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.25% series contract	861.797	0.000	0.000	861.797
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.10% series contract	10,972.177	664.175	1,229.908	10,406.444
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 0.95% series contract	6,248.342	1,015.262	2,140.093	5,123.511
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	142,198.722	24,272.741	24,590.248	141,881.215
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	2,111.742	0.000	0.000	2,111.742
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	2,390.485	220.932	197.508	2,413.909
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	7,771.305	809.859	74.846	8,506.318
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	273,012.463	25,952.293	47,516.430	251,448.326
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	6,429.564	0.000	0.000	6,429.564
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	14,401.152	1,562.372	625.626	15,337.898
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	48,248.495	3,537.787	10,664.279	41,122.003
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	47.375	0.000	0.973	46.402
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	161,904.612	566.524	111,993.278	50,477.858
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	50.429	0.000	1.037	49.392
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	182,433.405	343.878	126,223.254	56,554.029
Wilshire Variable Insurance Trust:
2015 Fund - 1.40% series contract	22,927.290	454.435	2,313.655	21,068.070
2015 Fund - 1.10% series contract	98.846	0.000	0.000	98.846
2025 Fund - 1.40% series contract	27,967.728	1,163.969	9,438.611	19,693.086
2025 Fund - 1.25% series contract	1,606.622	0.000	0.000	1,606.622
2025 Fund - 1.10% series contract	224.306	0.000	130.166	94.140
2025 Fund - 0.95% series contract	2,271.426	196.180	0.000	2,467.606
2035 Fund - 1.40% series contract	17,149.825	800.678	2,837.070	15,113.433
2035 Fund - 1.10% series contract	1,006.378	0.000	206.439	799.939

17

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	120.661	5.521	122.487	3.695
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	203,226.381	5,837.285	30,731.443	178,332.223
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	2,837.104	0.000	737.326	2,099.778
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	853.289	3.220	243.753	612.756
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,377.098	137.359	144.475	2,369.982
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	321.387	0.000	11.597	309.790
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	464,068.023	9,125.220	80,099.449	393,093.794
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	5,758.448	0.000	5,493.068	265.380
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	12,445.683	1,351.898	964.035	12,833.546
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	7,614.405	434.322	479.313	7,569.414
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	301,183.936	8,959.022	35,379.436	274,763.522
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	1,212.464	13.413	234.226	991.651
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	2,478.337	95.313	18.161	2,555.489
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	70,769.549	33,707.756	9,162.268	95,315.037
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	0.000	0.000	516.106
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	662.559	48.243	0.000	710.802
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	2,484.069	156.585	141.969	2,498.685
Invesco V.I. Global Health Care Fund-Series I Shares - 1.50% series contract	48.509	0.000	48.509	0.000
Invesco V.I. Global Health Care Fund-Series I Shares - 1.40% series contract	165,270.496	33,272.743	57,277.982	141,265.257
Invesco V.I. Global Health Care Fund-Series I Shares - 1.25% series contract	1,323.041	10.609	440.475	893.175
Invesco V.I. Global Health Care Fund-Series I Shares - 1.10% series contract	550.728	0.000	282.754	267.974
Invesco V.I. Global Health Care Fund-Series I Shares - 0.95% series contract	4,831.975	497.074	67.776	5,261.273
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	111,501.728	8,353.465	20,767.745	99,087.448
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	2,081.653	0.000	315.245	1,766.408
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	262.961	52.259	1.164	314.056
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	5,285.524	332.884	618.834	4,999.574
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	1,828.273	73.433	280.531	1,621.175
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	629,368.749	11,761.914	80,765.330	560,365.333
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	1,745.890	0.000	102.454	1,643.436
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	15,051.005	1,585.005	1,792.950	14,843.060
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	7,933.559	490.798	382.963	8,041.394
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	141,141.934	5,603.012	24,221.084	122,523.862
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	2,564.883	0.000	78.172	2,486.711
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	214.328	42.864	2.712	254.480
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	4,212.434	377.263	148.796	4,440.901
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfilio-Class II - 1.40% series contract	159,102.199	4,976.291	41,821.595	122,256.895
Morningstar Balanced ETF Asset Allocation Portfilio-Class II - 1.10% series contract	215.385	0.000	3.692	211.693
Morningstar Balanced ETF Asset Allocation Portfilio-Class II - 0.95% series contract	12,922.191	272.664	1,832.180	11,362.675
Morningstar Conservative ETF Asset Allocation Portfilio-Class II - 1.40% series contract	33,325.588	4,836.668	2,739.542	35,422.714
Morningstar Conservative ETF Asset Allocation Portfilio-Class II - 1.10% series contract	91.320	0.000	3.005	88.315
Morningstar Conservative ETF Asset Allocation Portfilio-Class II - 0.95% series contract	4,501.961	591.121	0.000	5,093.082
Morningstar Growth ETF Asset Allocation Portfilio-Class II - 1.40% series contract	187,047.108	7,236.384	43,100.866	151,182.626
Morningstar Growth ETF Asset Allocation Portfilio-Class II - 1.10% series contract	41.748	32.084	0.000	73.832
Morningstar Growth ETF Asset Allocation Portfilio-Class II - 0.95% series contract	24,974.807	2,537.030	0.000	27,511.837
Morningstar Income and Growth ETF Asset Allocation Portfilio-Class II - 1.40% series contract	44,847.180	1,964.733	12,188.952	34,622.961
Morningstar Income and Growth ETF Asset Allocation Portfilio-Class II - 1.25% series contract	6,552.816	0.000	6,552.816	0.000
Morningstar Income and Growth ETF Asset Allocation Portfilio-Class II - 1.10% series contract	58.069	47.850	0.000	105.919
Morningstar Income and Growth ETF Asset Allocation Portfilio-Class II - 0.95% series contract	6,371.244	82.672	198.447	6,255.469
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	446.785	8.948	186.546	269.187
VP Capital Appreciation Fund-Class I - 1.40% series contract	582,161.791	22,744.724	89,950.077	514,956.438
VP Capital Appreciation Fund-Class I - 1.25% series contract	3,738.933	0.000	1,659.542	2,079.391
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,393.518	48.465	310.845	2,131.138
VP Capital Appreciation Fund-Class I - 0.95% series contract	667.110	338.472	0.000	1,005.582
VP Large Company Value Fund-Class I - 1.40% series contract	137,942.885	9,098.689	12,773.341	134,268.233
VP Large Company Value Fund-Class I - 1.25% series contract	14,285.294	0.000	50.170	14,235.124
VP Large Company Value Fund-Class I - 1.10% series contract	628.375	80.568	75.700	633.243
VP Large Company Value Fund-Class I - 0.95% series contract	8,690.223	1,271.662	1,363.475	8,598.410
VP Mid Cap Value Fund-Class I - 1.50% series contract	106.677	0.000	106.677	0.000
VP Mid Cap Value Fund-Class I - 1.40% series contract	258,198.401	13,451.020	26,902.853	244,746.568
VP Mid Cap Value Fund-Class I - 1.25% series contract	10,040.688	0.000	322.664	9,718.024
VP Mid Cap Value Fund-Class I - 1.10% series contract	543.419	45.158	2.079	586.498
VP Mid Cap Value Fund-Class I - 0.95% series contract	8,266.712	725.102	1,035.114	7,956.700
VP Ultra® Fund-Class I - 1.50% series contract	196.317	0.000	0.780	195.537
VP Ultra® Fund-Class I - 1.40% series contract	255,811.355	9,850.422	42,485.551	223,176.226
VP Ultra® Fund-Class I - 1.25% series contract	45.781	0.000	45.781	0.000
VP Ultra® Fund-Class I - 1.10% series contract	2,535.016	70.226	182.360	2,422.882
VP Ultra® Fund-Class I - 0.95% series contract	3,749.147	292.268	1,167.342	2,874.073
Calamos Advisors Trust:
Calamos Growth and Income Portfolio - 1.40% series contract	98,350.711	3,539.293	20,659.195	81,230.809
Calamos Growth and Income Portfolio - 1.25% series contract	1,809.214	0.000	0.000	1,809.214
Calamos Growth and Income Portfolio - 1.10% series contract	205.802	12.786	0.560	218.028
Calamos Growth and Income Portfolio - 0.95% series contract	13,373.594	1,229.455	14.262	14,588.787
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	72,255.540	3,556.550	12,312.365	63,499.725
Davis Value Portfolio - 1.25% series contract	118.673	0.000	75.769	42.904
Davis Value Portfolio - 1.10% series contract	3,226.479	292.008	110.935	3,407.552
Davis Value Portfolio - 0.95% series contract	4,303.620	245.934	281.070	4,268.484

18

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A - 1.50% series contract	125.771	0.000	0.000	125.771
Deutsche Small Cap Index VIP-Class A - 1.40% series contract	154,975.609	26,969.555	46,255.246	135,689.918
Deutsche Small Cap Index VIP-Class A - 1.25% series contract	18.899	0.000	18.899	0.000
Deutsche Small Cap Index VIP-Class A - 1.10% series contract	296.326	29.941	0.619	325.648
Deutsche Small Cap Index VIP-Class A - 0.95% series contract	2,967.169	146.358	694.155	2,419.372
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	46,573.191	22,535.132	12,977.534	56,130.789
MidCap Stock Portfolio-Service Shares - 1.25% series contract	53.477	0.000	53.477	0.000
MidCap Stock Portfolio-Service Shares - 1.10% series contract	397.838	58.540	0.000	456.378
MidCap Stock Portfolio-Service Shares - 0.95% series contract	5,342.893	240.507	1,162.481	4,420.919
Technology Growth Portfolio-Initial Shares - 1.50% series contract	178.444	0.000	41.049	137.395
Technology Growth Portfolio-Initial Shares - 1.40% series contract	571,241.425	7,771.543	66,264.402	512,748.566
Technology Growth Portfolio-Initial Shares - 1.25% series contract	24.449	0.000	0.000	24.449
Technology Growth Portfolio-Initial Shares - 1.10% series contract	407.640	2.008	18.612	391.036
Technology Growth Portfolio-Initial Shares - 0.95% series contract	2,422.896	200.777	232.277	2,391.396
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares - 1.50% series contract	273.700	0.000	0.000	273.700
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares - 1.40% series contract	343,312.880	7,187.435	43,687.960	306,812.355
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares - 1.10% series contract	2,061.589	0.000	0.000	2,061.589
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares - 0.95% series contract	1,018.287	81.639	0.000	1,099.926
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	732.638	8.318	482.251	258.705
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	1,785,686.051	31,474.293	199,797.893	1,617,362.451
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	4,836.121	0.000	1,463.632	3,372.489
Dreyfus Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	15,778.080	1,357.503	1,331.208	15,804.375
Dreyfus Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	14,739.385	1,555.725	415.319	15,879.791
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.50% series contract	237.338	0.000	0.000	237.338
Appreciation Portfolio-Initial Shares - 1.40% series contract	351,273.960	7,704.529	45,343.489	313,635.000
Appreciation Portfolio-Initial Shares - 1.25% series contract	12,189.517	0.000	120.411	12,069.106
Appreciation Portfolio-Initial Shares - 1.10% series contract	551.498	25.512	0.000	577.010
Appreciation Portfolio-Initial Shares - 0.95% series contract	4,423.113	193.592	22.062	4,594.643
Government Money Market Portfolio - 1.50% series contract	2,413.468	170.562	2,508.368	75.662
Government Money Market Portfolio - 1.40% series contract	2,544,081.048	427,431.868	674,566.793	2,296,946.123
Government Money Market Portfolio - 1.10% series contract	37,601.118	1,935.082	3,786.546	35,749.654
Government Money Market Portfolio - 0.95% series contract	100,173.954	6,137.807	45,841.252	60,470.509
Growth and Income Portfolio-Initial Shares - 1.50% series contract	233.116	9.949	235.947	7.118
Growth and Income Portfolio-Initial Shares - 1.40% series contract	178,509.330	7,355.931	29,608.849	156,256.412
Growth and Income Portfolio-Initial Shares - 1.10% series contract	390.149	27.718	0.000	417.867
Growth and Income Portfolio-Initial Shares - 0.95% series contract	1,112.461	55.670	49.364	1,118.767
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	461.483	10.699	280.547	191.635
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	318,395.693	11,165.336	29,773.257	299,787.772
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	1,719.015	0.000	72.975	1,646.040
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	364.442	29.834	26.017	368.259
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	631.417	53.952	49.106	636.263
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	186,457.602	28,894.523	27,473.686	187,878.439
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	596.416	38.546	145.120	489.842
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	7,901.406	1,324.507	407.476	8,818.437
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	23,418.085	1,897.405	2,497.415	22,818.075
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares - 1.50% series contract	360.706	8.454	178.316	190.844
Janus Aspen Balanced Portfolio-Institutional Shares - 1.40% series contract	984,117.320	66,768.117	107,663.579	943,221.858
Janus Aspen Balanced Portfolio-Institutional Shares - 1.25% series contract	14,044.050	0.000	3,314.692	10,729.358
Janus Aspen Balanced Portfolio-Institutional Shares - 1.10% series contract	3,794.847	169.593	84.274	3,880.166
Janus Aspen Balanced Portfolio-Institutional Shares - 0.95% series contract	9,745.240	1,325.237	673.707	10,396.770
Janus Aspen Enterprise Portfolio-Institutional Shares - 1.40% series contract	412,474.159	9,346.439	42,668.130	379,152.468
Janus Aspen Enterprise Portfolio-Institutional Shares - 1.25% series contract	124.022	0.000	37.614	86.408
Janus Aspen Enterprise Portfolio-Institutional Shares - 1.10% series contract	4,232.787	33.903	1,034.312	3,232.378
Janus Aspen Enterprise Portfolio-Institutional Shares - 0.95% series contract	3,770.352	214.765	519.679	3,465.438
Janus Aspen Forty Portfolio-Institutional Shares - 1.50% series contract	404.778	4.455	117.985	291.248
Janus Aspen Forty Portfolio-Institutional Shares - 1.40% series contract	575,448.890	9,839.552	68,685.137	516,603.305
Janus Aspen Forty Portfolio-Institutional Shares - 1.25% series contract	5,352.609	0.000	1,287.027	4,065.582
Janus Aspen Forty Portfolio-Institutional Shares - 1.10% series contract	3,927.362	124.286	1,860.470	2,191.178
Janus Aspen Forty Portfolio-Institutional Shares - 0.95% series contract	2,135.182	265.780	301.742	2,099.220
Janus Aspen Global Research Portfolio-Institutional Shares - 1.50% series contract	75.989	0.000	75.989	0.000
Janus Aspen Global Research Portfolio-Institutional Shares - 1.40% series contract	496,729.402	6,582.583	49,238.137	454,073.848
Janus Aspen Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Aspen Global Research Portfolio-Institutional Shares - 1.10% series contract	2,289.133	0.000	81.967	2,207.166
Janus Aspen Global Research Portfolio-Institutional Shares - 0.95% series contract	398.191	16.712	0.000	414.903
Janus Aspen Janus Portfolio-Institutional Shares - 1.50% series contract	24.767	0.000	0.620	24.147
Janus Aspen Janus Portfolio-Institutional Shares - 1.40% series contract	570,784.247	10,008.544	77,107.565	503,685.226
Janus Aspen Janus Portfolio-Institutional Shares - 1.25% series contract	1,728.076	0.000	0.000	1,728.076
Janus Aspen Janus Portfolio-Institutional Shares - 1.10% series contract	3,238.183	0.000	278.162	2,960.021
Janus Aspen Janus Portfolio-Institutional Shares - 0.95% series contract	3.891	0.000	0.000	3.891
Janus Aspen Overseas Portfolio-Institutional Shares - 1.40% series contract	535,162.785	24,458.878	88,854.791	470,766.872
Janus Aspen Overseas Portfolio-Institutional Shares - 1.25% series contract	13,999.009	53.456	1,301.029	12,751.436
Janus Aspen Overseas Portfolio-Institutional Shares - 1.10% series contract	9,327.439	1,718.864	1,059.566	9,986.737
Janus Aspen Overseas Portfolio-Institutional Shares - 0.95% series contract	10,053.747	1,168.651	513.286	10,709.112

19

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING – Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.40% series contract	114,074.554	6,870.924	19,698.950	101,246.528
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.25% series contract	840.062	0.000	568.073	271.989
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.10% series contract	1,641.807	123.280	83.618	1,681.469
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 0.95% series contract	4,101.901	282.120	442.548	3,941.473
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.40% series contract	88,805.750	8,738.469	16,189.719	81,354.500
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.25% series contract	777.310	0.000	382.410	394.900
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.10% series contract	150.558	0.000	0.000	150.558
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 0.95% series contract	3,748.896	276.201	0.000	4,025.097
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.40% series contract	114,488.936	11,680.434	20,504.078	105,665.292
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.25% series contract	119.768	818.917	76.888	861.797
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.10% series contract	10,757.049	1,115.453	900.325	10,972.177
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 0.95% series contract	6,224.809	279.045	255.512	6,248.342
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	159,992.767	28,139.355	45,933.400	142,198.722
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	2,144.532	0.000	32.790	2,111.742
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,889.880	502.907	2.302	2,390.485
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	7,961.377	837.073	1,027.145	7,771.305
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	298,992.655	19,938.809	45,919.001	273,012.463
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	6,601.177	0.000	171.613	6,429.564
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	15,111.666	1,777.252	2,487.766	14,401.152
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	48,157.451	3,378.743	3,287.699	48,248.495
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	48.420	0.000	1.045	47.375
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	166,684.973	626.992	5,407.353	161,904.612
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	51.541	0.000	1.112	50.429
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	210,335.013	468.072	28,369.680	182,433.405
The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	738.161	20.454	514.673	243.942
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	230,703.636	5,709.638	36,088.588	200,324.686
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	13,033.983	0.000	387.661	12,646.322
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	5,189.608	495.615	883.415	4,801.808
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	6,452.264	381.938	414.982	6,419.220
Mid-Cap Growth Portfolio-Class I - 1.40% series contract	52,804.639	5,392.409	11,317.690	46,879.358
Mid-Cap Growth Portfolio-Class I - 1.10% series contract	153.395	0.702	0.691	153.406
Mid-Cap Growth Portfolio-Class I - 0.95% series contract	3,993.821	460.650	603.654	3,850.817
U.S. Real Estate Portfolio-Class I - 1.40% series contract	175,472.632	11,899.764	29,837.872	157,534.524
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,935.117	0.000	134.201	3,800.916
U.S. Real Estate Portfolio-Class I - 1.10% series contract	3,159.547	240.963	352.785	3,047.725
U.S. Real Estate Portfolio-Class I - 0.95% series contract	3,245.917	236.005	219.418	3,262.504
Wilshire Variable Insurance Trust:
2015 Fund - 1.40% series contract	21,651.313	6,339.053	5,063.076	22,927.290
2015 Fund - 1.10% series contract	98.846	0.000	0.000	98.846
2025 Fund - 1.40% series contract	36,188.204	1,837.203	10,057.679	27,967.728
2025 Fund - 1.25% series contract	1,606.622	0.000	0.000	1,606.622
2025 Fund - 1.10% series contract	224.306	0.000	0.000	224.306
2025 Fund - 0.95% series contract	2,053.897	217.529	0.000	2,271.426
2035 Fund - 1.40% series contract	21,718.997	487.514	5,056.686	17,149.825
2035 Fund - 1.10% series contract	1,006.378	0.000	0.000	1,006.378

20

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2017				Periods Ended December 31, 2017
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	166	$42.140453	$47.186932	$7,155	0.78%	0.95%	1.50%	8.32%	8.92%
Invesco V.I. Comstock Fund-Series I Shares	369	18.719649	19.428830	6,968	2.10%	0.95%	1.50%	16.09%	16.74%
Invesco V.I. Core Equity Fund-Series I Shares	251	18.385595	19.390523	4,610	1.07%	0.95%	1.40%	11.59%	12.10%
Invesco V.I. Diversified Dividend Fund-Series I Shares	86	18.750796	19.329720	1,621	1.61%	0.95%	1.40%	7.06%	7.55%
Invesco V.I. Global Health Care Fund-Series I Shares	133	23.042422	24.852971	3,076	0.38%	0.95%	1.40%	14.21%	14.73%
Invesco V.I. High Yield Fund-Series I Shares	93	19.588181	20.847272	1,827	4.15%	0.95%	1.40%	4.82%	5.29%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	529	16.754645	17.293078	8,920	0.00%	0.95%	1.50%	20.66%	21.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	109	23.297155	24.728439	2,551	0.00%	0.95%	1.40%	12.46%	12.98%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfilio-Class II	93	13.710436	14.393537	1,279	1.37%	0.95%	1.40%	11.75%	12.26%
Morningstar Conservative ETF Asset Allocation Portfilio-Class II	35	12.190491	12.797834	428	1.64%	0.95%	1.40%	4.72%	5.20%
Morningstar Growth ETF Asset Allocation Portfilio-Class II	170	14.007776	14.705710	2,403	1.35%	0.95%	1.40%	15.66%	16.19%
Morningstar Income and Growth ETF Asset Allocation Portfilio-Class II	44	12.878807	13.520464	567	1.82%	0.95%	1.40%	8.40%	8.90%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	476	13.213861	13.487820	6,314	0.00%	0.95%	1.50%	19.97%	20.64%
VP Large Company Value Fund-Class I	134	18.941571	20.105238	2,553	1.72%	0.95%	1.40%	9.52%	10.02%
VP Mid Cap Value Fund-Class I	235	30.919120	32.818222	7,286	1.52%	0.95%	1.40%	10.13%	10.64%
VP Ultra® Fund-Class I	198	23.751392	25.547213	4,781	0.39%	0.95%	1.50%	30.25%	30.97%
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	93	15.780897	16.567095	1,478	0.86%	0.95%	1.40%	13.90%	14.42%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	65	16.277566	17.088752	1,070	0.76%	0.95%	1.40%	20.92%	21.47%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	125	32.661008	35.542097	4,097	0.95%	0.95%	1.40%	12.73%	13.25%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	45	19.212530	20.169823	879	1.02%	0.95%	1.40%	13.43%	13.95%
Technology Growth Portfolio-Initial Shares	491	29.934727	32.198237	14,900	0.00%	0.95%	1.50%	40.51%	41.29%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,515	29.623081	33.170525	45,857	1.69%	0.95%	1.50%	19.72%	20.39%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	287	22.390668	24.561109	6,442	1.16%	0.95%	1.40%	13.72%	14.24%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	294	28.963346	31.770364	8,474	1.33%	0.95%	1.40%	25.55%	26.13%
Government Money Market Portfolio	2,066	1.088202	1.200684	2,290	0.33%	0.95%	1.50%	-1.05%	-0.50%
Growth and Income Portfolio-Initial Shares	147	24.501991	27.436916	3,668	0.74%	0.95%	1.50%	17.92%	18.57%
Opportunistic Small Cap Portfolio-Initial Shares	275	25.897632	28.999283	7,277	0.00%	0.95%	1.50%	22.82%	23.50%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	205	11.097317	11.650395	2,291	2.69%	0.95%	1.40%	15.06%	15.59%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	862	41.017308	45.928416	36,054	1.60%	0.95%	1.50%	16.66%	17.31%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	360	48.731111	53.455067	17,545	0.26%	0.95%	1.40%	25.64%	26.21%
Janus Henderson VIT Forty Portfolio-Institutional Shares	468	28.291156	31.373209	13,515	0.00%	0.95%	1.50%	28.37%	29.08%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	434	22.078771	24.218921	9,588	0.84%	0.95%	1.40%	25.26%	25.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	459	28.362000	31.111525	13,008	1.73%	0.95%	1.40%	29.29%	29.88%
Janus Henderson VIT Research Portfolio-Institutional Shares	452	27.127693	30.376597	12,527	0.40%	0.95%	1.50%	25.97%	26.67%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	184	19.484268	21.817153	3,668	3.21%	0.95%	1.50%	4.65%	5.24%
Mid-Cap Growth Portfolio-Class I	48	18.289057	19.200424	889	0.00%	0.95%	1.40%	36.83%	37.45%
U.S. Real Estate Portfolio-Class I	147	49.357024	54.141702	7,260	1.50%	0.95%	1.40%	1.67%	2.13%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	90	20.787761	22.064683	1,883	0.24%	0.95%	1.40%	25.06%	25.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	78	12.824265	13.612145	1,010	1.93%	0.95%	1.40%	7.73%	8.22%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	106	23.104684	24.523849	2,456	1.27%	0.95%	1.40%	15.28%	15.80%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	155	13.807321	14.655446	2,148	2.51%	0.95%	1.40%	2.21%	2.68%
PIMCO Total Return Portfolio-Administrative Class	314	15.754950	16.722669	5,004	2.03%	0.95%	1.40%	3.45%	3.92%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	51	15.234580	15.477896	782	0.29%	1.40%	1.50%	7.69%	7.80%
Timothy Plan Strategic Growth Portfolio Variable Series	57	14.969620	15.208588	861	0.19%	1.40%	1.50%	10.44%	10.56%
Wilshire Variable Insurance Trust:
2015 Fund	21	13.569432	14.017029	287	2.92%	1.10%	1.40%	9.96%	10.30%
2025 Fund	24	13.300857	13.963557	319	2.52%	0.95%	1.40%	12.58%	13.09%
2035 Fund	16	13.055778	13.486487	208	2.80%	1.10%	1.40%	15.36%	15.71%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

21

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS – Continued

	At December 31, 2016				Periods Ended December 31, 2016
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	183	$38.904298	$43.322037	$7,274	0.34%	0.95%	1.50%	13.76%	14.40%
Invesco V.I. Comstock Fund-Series I Shares	414	16.125254	16.643512	6,722	1.46%	0.95%	1.50%	15.54%	16.18%
Invesco V.I. Core Equity Fund-Series I Shares	278	16.475403	17.297211	4,588	0.76%	0.95%	1.40%	8.72%	9.22%
Invesco V.I. Diversified Dividend Fund-Series I Shares	99	17.514512	17.973455	1,736	1.34%	0.95%	1.40%	13.21%	13.72%
Invesco V.I. Global Health Care Fund-Series I Shares	148	20.175550	21.662237	2,988	0.00%	0.95%	1.40%	-12.70%	-12.30%
Invesco V.I. High Yield Fund-Series I Shares	106	18.688177	19.799297	1,991	4.08%	0.95%	1.40%	9.66%	10.16%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	587	13.885912	14.252830	8,189	0.00%	0.95%	1.50%	-0.76%	-0.20%
Invesco V.I. Small Cap Equity Fund-Series I Shares	130	20.715250	21.888298	2,693	0.00%	0.95%	1.40%	10.49%	11.00%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	134	12.269155	12.822099	1,648	1.54%	0.95%	1.40%	6.96%	7.44%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	41	11.641073	12.165658	475	1.54%	0.95%	1.40%	3.14%	3.61%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	179	12.111117	12.656955	2,180	1.34%	0.95%	1.40%	8.16%	8.65%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	11.880294	12.415684	490	1.56%	0.95%	1.40%	4.88%	5.36%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	520	11.014294	11.180411	5,748	0.00%	0.95%	1.50%	1.68%	2.25%
VP Large Company Value Fund-Class I	158	17.294702	18.274036	2,741	2.09%	0.95%	1.40%	13.63%	14.15%
VP Mid Cap Value Fund-Class I	263	28.073840	29.663191	7,402	1.65%	0.95%	1.40%	21.13%	21.69%
VP Ultra® Fund-Class I	229	18.235321	19.505555	4,226	0.35%	0.95%	1.50%	2.88%	3.45%
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	98	13.855053	14.479432	1,365	2.27%	0.95%	1.40%	4.83%	5.31%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	71	13.461923	14.068786	963	1.20%	0.95%	1.40%	10.32%	10.82%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	139	28.459363	31.385038	4,021	1.04%	0.95%	1.50%	19.21%	19.88%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	61	16.937194	17.700576	1,037	0.66%	0.95%	1.40%	13.59%	14.11%
Technology Growth Portfolio-Initial Shares	516	21.304764	22.788962	11,126	0.00%	0.95%	1.50%	3.15%	3.73%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	310	19.306951	21.499481	6,113	1.28%	0.95%	1.50%	8.72%	9.32%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,653	24.743322	27.553046	41,747	1.96%	0.95%	1.50%	10.03%	10.65%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	331	22.621139	25.189444	7,601	1.61%	0.95%	1.50%	6.28%	6.88%
Government Money Market Portfolio	2,393	1.099801	1.206769	2,677	0.01%	0.95%	1.50%	-1.34%	-0.77%
Growth and Income Portfolio-Initial Shares	158	20.778778	23.138929	3,347	1.18%	0.95%	1.50%	8.38%	8.99%
Opportunistic Small Cap Portfolio-Initial Shares	303	21.086540	23.481275	6,508	0.00%	0.95%	1.50%	15.31%	15.96%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	220	9.644470	10.079276	2,134	1.80%	0.95%	1.40%	5.68%	6.16%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	968	35.159776	39.151623	34,690	2.23%	0.95%	1.50%	3.03%	3.61%
Janus Aspen Enterprise Portfolio-Institutional Shares	386	38.785445	42.352620	14,988	0.14%	0.95%	1.40%	10.79%	11.30%
Janus Aspen Forty Portfolio-Institutional Shares	525	22.039038	24.304739	11,794	0.00%	0.95%	1.50%	0.66%	1.22%
Janus Aspen Global Research Portfolio-Institutional Shares	457	17.627050	19.248122	8,054	1.06%	0.95%	1.40%	0.64%	1.10%
Janus Aspen Janus Portfolio-Institutional Shares	508	21.535400	23.981102	11,162	0.53%	0.95%	1.50%	-1.01%	-0.45%
Janus Aspen Overseas Portfolio-Institutional Shares	504	21.936749	23.954431	11,047	4.30%	0.95%	1.40%	-7.76%	-7.34%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	107	16.621841	17.562976	1,786	0.40%	0.95%	1.40%	-3.57%	-3.13%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	86	11.904450	12.578569	1,026	2.34%	0.95%	1.40%	3.79%	4.26%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	124	20.042705	21.177435	2,496	1.07%	0.95%	1.40%	10.05%	10.56%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	154	13.508521	14.273302	2,094	2.32%	0.95%	1.40%	3.73%	4.20%
PIMCO Total Return Portfolio-Administrative Class	342	15.228947	16.091110	5,261	2.08%	0.95%	1.40%	1.24%	1.71%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	162	14.146782	14.358193	2,325	0.72%	1.40%	1.50%	4.26%	4.37%
Timothy Plan Strategic Growth Portfolio Variable Series	182	13.554009	13.756446	2,510	0.36%	1.40%	1.50%	3.90%	4.00%
The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio-Class I	224	18.617898	20.731592	4,268	1.98%	0.95%	1.50%	4.52%	5.10%
Mid-Cap Growth Portfolio-Class I	51	13.366633	13.969191	683	4.26%	0.95%	1.40%	-10.06%	-9.65%
U.S. Real Estate Portfolio-Class I	168	48.546479	53.011311	8,157	1.31%	0.95%	1.40%	5.32%	5.80%
Wilshire Variable Insurance Trust:
2015 Fund	23	12.340118	12.708583	284	2.30%	1.10%	1.40%	5.03%	5.34%
2025 Fund	32	11.814418	12.346867	380	1.58%	0.95%	1.40%	5.25%	5.73%
2035 Fund	18	11.317158	11.655145	206	1.40%	1.10%	1.40%	5.58%	5.91%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

22

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS – Continued

	At December 31, 2015				Periods Ended December 31, 2015
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	209	$34.197913	$37.869676	$7,288	0.31%	0.95%	1.50%	-10.49%	-9.99%
Invesco V.I. Comstock Fund-Series I Shares	490	13.956601	14.325153	6,880	1.90%	0.95%	1.50%	-7.39%	-6.87%
Invesco V.I. Core Equity Fund-Series I Shares	305	15.153952	15.837549	4,622	1.13%	0.95%	1.40%	-7.09%	-6.67%
Invesco V.I. Diversified Dividend Fund-Series I Shares	74	15.471471	15.804761	1,153	1.73%	0.95%	1.40%	0.64%	1.10%
Invesco V.I. Global Health Care Fund-Series I Shares	172	22.771219	24.701052	3,985	0.00%	0.95%	1.50%	1.62%	2.18%
Invesco V.I. High Yield Fund-Series I Shares	119	17.042638	17.973878	2,036	5.09%	0.95%	1.40%	-4.52%	-4.09%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	656	13.991782	14.281704	9,216	0.00%	0.95%	1.50%	-0.31%	0.24%
Invesco V.I. Small Cap Equity Fund-Series I Shares	148	18.747766	19.719385	2,782	0.00%	0.95%	1.40%	-6.84%	-6.42%
ALPS Variable Investment Trust:
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	172	11.471173	11.933697	1,982	1.31%	0.95%	1.40%	-3.59%	-3.15%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	38	11.286371	11.741371	430	1.06%	0.95%	1.40%	-2.59%	-2.15%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	212	11.197553	11.649053	2,386	1.19%	0.95%	1.40%	-3.88%	-3.44%
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	58	11.327107	11.783766	659	1.52%	0.95%	1.40%	-3.05%	-2.61%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	589	10.832266	10.934561	6,396	0.00%	0.95%	1.50%	0.40%	0.96%
VP Large Company Value Fund-Class I	162	15.219626	16.008379	2,470	1.52%	0.95%	1.40%	-5.24%	-4.81%
VP Mid Cap Value Fund-Class I	277	22.916394	24.376526	6,438	1.64%	0.95%	1.50%	-2.91%	-2.37%
VP Ultra® Fund-Class I	262	17.725054	18.854464	4,708	0.46%	0.95%	1.50%	4.68%	5.26%
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	114	13.216429	13.749265	1,511	2.65%	0.95%	1.40%	-0.29%	0.16%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	80	12.203048	12.695208	978	0.77%	0.95%	1.40%	0.17%	0.63%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	158	23.872855	26.180862	3,851	1.09%	0.95%	1.50%	-6.03%	-5.50%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	52	14.911004	15.512272	784	0.41%	0.95%	1.40%	-3.88%	-3.44%
Technology Growth Portfolio-Initial Shares	574	20.653759	21.969931	11,998	0.00%	0.95%	1.50%	4.57%	5.15%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	347	17.758821	19.665732	6,275	1.05%	0.95%	1.50%	-4.65%	-4.11%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,822	22.487380	24.901892	41,764	1.81%	0.95%	1.50%	-0.41%	0.15%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	369	21.283506	23.568335	7,957	1.70%	0.95%	1.50%	-3.93%	-3.40%
Growth and Income Portfolio-Initial Shares	180	19.171872	21.230935	3,523	0.89%	0.95%	1.50%	0.06%	0.62%
Money Market Portfolio	2,684	1.114747	1.216187	3,043	0.00%	0.95%	1.50%	-1.33%	-0.77%
Opportunistic Small Cap Portfolio-Initial Shares	322	18.286053	20.249677	5,990	0.00%	0.95%	1.50%	-3.74%	-3.21%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	218	9.126476	9.494583	2,004	3.42%	0.95%	1.40%	-7.80%	-7.38%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	1,012	34.124507	37.787773	35,123	1.86%	0.95%	1.50%	-0.89%	-0.34%
Janus Aspen Enterprise Portfolio-Institutional Shares	421	35.008152	38.054229	14,744	0.90%	0.95%	1.40%	2.57%	3.04%
Janus Aspen Forty Portfolio-Institutional Shares	587	21.894006	24.010678	13,087	1.24%	0.95%	1.50%	10.54%	11.15%
Janus Aspen Global Research Portfolio-Institutional Shares	500	17.193039	19.039311	8,753	0.67%	0.95%	1.50%	-3.75%	-3.21%
Janus Aspen Janus Portfolio-Institutional Shares	576	21.754476	24.090494	12,758	0.65%	0.95%	1.50%	3.76%	4.34%
Janus Aspen Overseas Portfolio-Institutional Shares	569	23.782795	25.852174	13,497	0.60%	0.95%	1.40%	-9.87%	-9.46%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	121	17.237538	18.130757	2,085	0.10%	0.95%	1.40%	2.09%	2.56%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	93	11.470200	12.064648	1,075	2.20%	0.95%	1.40%	-0.58%	-0.13%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	132	18.211665	19.155298	2,409	0.95%	0.95%	1.40%	1.88%	2.35%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	172	13.023155	13.697926	2,247	3.82%	0.95%	1.40%	-4.07%	-3.63%
PIMCO Total Return Portfolio-Administrative Class	369	15.041825	15.821161	5,595	4.86%	0.95%	1.40%	-0.96%	-0.50%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	167	13.568262	13.757062	2,294	1.35%	1.40%	1.50%	-4.35%	-4.26%
Timothy Plan Strategic Growth Portfolio Variable Series	210	13.045617	13.227041	2,783	1.39%	1.40%	1.50%	-5.17%	-5.07%
The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio-Class I	256	17.812913	19.725069	4,653	3.40%	0.95%	1.50%	-2.14%	-1.59%
Mid-Cap Growth Portfolio-Class I	57	14.861452	15.460786	849	0.00%	0.95%	1.40%	-7.22%	-6.79%
U.S. Real Estate Portfolio-Class I	186	46.094893	50.105719	8,581	1.34%	0.95%	1.40%	0.74%	1.20%
Wilshire Variable Insurance Trust:
2015 ETF Fund	22	11.749683	12.063794	256	1.67%	1.10%	1.40%	-3.35%	-3.06%
2025 ETF Fund	40	11.224651	11.677219	451	1.78%	0.95%	1.40%	-3.64%	-3.20%
2035 ETF Fund	23	10.718653	11.005253	244	1.58%	1.10%	1.40%	-3.58%	-3.28%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

23

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS – Continued

	At December 31, 2014				Periods Ended December 31, 2014
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
American Value Fund-Series I Shares	240	$38.205863	$42.072790	$9,314	0.45%	0.95%	1.50%	8.10%	8.71%
Comstock Fund-Series I Shares	571	15.070696	15.382713	8,637	1.32%	0.95%	1.50%	7.75%	8.35%
Core Equity Fund-Series I Shares	338	16.310261	16.968526	5,519	0.88%	0.95%	1.40%	6.63%	7.12%
Diversified Dividend Fund-Series I Shares	82	15.373433	15.633236	1,260	1.65%	0.95%	1.40%	11.25%	11.76%
Global Health Care Fund-Series I Shares	193	22.409137	24.173229	4,390	0.00%	0.95%	1.50%	17.87%	18.53%
High Yield Fund-Series I Shares	144	17.849906	18.739678	2,569	4.74%	0.95%	1.40%	0.30%	0.76%
Mid Cap Growth Fund-Series I Shares	707	14.035640	14.246876	9,949	0.00%	0.95%	1.50%	6.42%	7.01%
Small Cap Equity Fund-Series I Shares	175	20.124852	21.071586	3,518	0.00%	0.95%	1.40%	0.93%	1.39%
ALPS Variable Investment Trust (Ibbotson):
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	215	11.898427	12.321907	2,560	1.14%	0.95%	1.40%	3.05%	3.52%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	48	11.587015	11.999347	557	0.97%	0.95%	1.40%	1.33%	1.79%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	255	11.649302	12.063926	2,981	0.98%	0.95%	1.40%	3.11%	3.58%
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	58	11.684006	12.099799	677	1.23%	0.95%	1.40%	1.86%	2.32%
American Century Variable Portfolios, Inc.:
Capital Appreciation Fund-Class I (*)	633	10.788863	10.830250	6,832	0.45%	0.95%	1.50%	0.00%	0.00%
Large Company Value Fund-Class I	185	16.061236	16.816791	2,978	1.46%	0.95%	1.40%	11.29%	11.80%
Mid Cap Value Fund-Class I	316	23.603474	24.967893	7,557	1.18%	0.95%	1.50%	14.68%	15.32%
Ultra® Fund-Class I	303	16.933054	17.911967	5,191	0.36%	0.95%	1.50%	8.35%	8.95%
Calamos® Advisors Trust:
Growth and Income Portfolio	133	13.152503	13.727121	1,764	0.95%	0.95%	1.50%	5.24%	5.83%
Davis Variable Account Fund, Inc.:
Value Portfolio	92	12.181922	12.615615	1,119	0.90%	0.95%	1.40%	4.57%	5.05%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	179	25.403848	27.705078	4,615	0.99%	0.95%	1.50%	3.17%	3.75%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	54	15.513096	16.065283	833	0.85%	0.95%	1.40%	10.20%	10.70%
Technology Growth Portfolio-Initial Shares	618	19.751850	20.893838	12,335	0.00%	0.95%	1.50%	5.22%	5.81%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	388	18.624265	20.509527	7,355	1.05%	0.95%	1.50%	11.75%	12.37%
Dreyfus Stock Index Fund, Inc.-Initial Shares	2,002	22.579740	24.865276	46,032	1.73%	0.95%	1.50%	11.72%	12.35%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	403	22.154615	24.396672	9,034	1.80%	0.95%	1.50%	6.47%	7.06%
Growth and Income Portfolio-Initial Shares	205	19.160366	21.100324	3,997	0.95%	0.95%	1.50%	8.42%	9.03%
Money Market Portfolio	2,347	1.129771	1.225682	2,691	0.00%	0.95%	1.50%	-1.31%	-0.77%
Opportunistic Small Cap Portfolio-Initial Shares	359	18.997297	20.920413	6,935	0.00%	0.95%	1.50%	0.07%	0.63%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	224	9.898727	10.251136	2,225	1.82%	0.95%	1.40%	-12.38%	-11.98%
Janus Aspen Series:
Balanced Portfolio-Institutional Shares	1,118	34.430596	37.914925	39,088	1.72%	0.95%	1.50%	6.88%	7.48%
Enterprise Portfolio-Institutional Shares	458	34.129797	36.930852	15,637	0.16%	0.95%	1.40%	10.95%	11.45%
Forty Portfolio-Institutional Shares	650	19.806856	21.601115	13,091	0.16%	0.95%	1.50%	7.10%	7.70%
Global Research Portfolio-Institutional Shares	549	17.863305	19.671632	9,979	1.05%	0.95%	1.50%	5.83%	6.42%
Janus Portfolio-Institutional Shares	641	20.965141	23.087439	13,665	0.36%	0.95%	1.50%	11.30%	11.92%
Overseas Portfolio-Institutional Shares	597	25.928166	28.553140	15,704	6.14%	0.95%	1.50%	-13.20%	-12.71%
Morgan Stanley — The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	292	18.202644	20.044656	5,408	3.05%	0.95%	1.50%	6.24%	6.83%
Mid-Cap Growth Portfolio-Class I	74	16.017087	16.587250	1,181	0.00%	0.95%	1.40%	0.54%	1.00%
U.S. Real Estate Portfolio-Class I	213	45.756354	49.511686	9,771	1.46%	0.95%	1.40%	27.91%	28.49%
Oppenheimer Variable Account Funds:
Capital Appreciation Fund/VA-Non-Service Shares	129	16.884002	17.678184	2,186	0.45%	0.95%	1.40%	13.79%	14.31%
Capital Income Fund/VA-Non-Service Shares	106	11.537132	12.079889	1,226	2.11%	0.95%	1.40%	6.68%	7.17%
Main Street Fund®/VA-Non-Service Shares	152	17.875277	18.716022	2,721	0.85%	0.95%	1.40%	9.15%	9.65%
PIMCO Variable Insurance Trust:
Real Return Portfolio-Administrative Class	209	13.575379	14.213831	2,842	1.50%	0.95%	1.40%	1.66%	2.12%
Total Return Portfolio-Administrative Class	412	15.032354	15.901249	6,310	2.23%	0.95%	1.50%	2.72%	3.29%
The Timothy Plan Variable Series:
Conservative Growth Portfolio Variable Series	172	14.185980	14.368777	2,469	2.06%	1.40%	1.50%	1.06%	1.16%
Strategic Growth Portfolio Variable Series	223	13.756845	13.934005	3,109	1.65%	1.40%	1.50%	0.07%	0.17%
Wilshire Variable Insurance Trust:
2015 ETF Fund	35	12.157421	12.444515	425	1.54%	1.10%	1.40%	3.31%	3.63%
2025 ETF Fund	40	11.649085	12.063668	470	1.18%	0.95%	1.40%	3.65%	4.12%
2035 ETF Fund	26	11.116414	11.378982	291	1.14%	1.10%	1.40%	3.92%	4.23%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:    Year ended unless otherwise noted.

(*)	Period from April 25, 2014 (commencement of operations) to December 31, 2014.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS – Continued

	At December 31, 2013				Periods Ended December 31, 2013
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Invesco Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	272	$34.476918	$38.702592	$9,770	0.67%	0.95%	1.65%	32.05%	32.99%
Invesco V.I. Comstock Fund-Series I Shares	614	13.987366	14.197646	8,611	1.67%	0.95%	1.50%	33.94%	34.68%
Invesco V.I. Core Equity Fund-Series I Shares	418	15.295791	15.840787	6,393	1.36%	0.95%	1.40%	27.44%	28.02%
Invesco V.I. Diversified Dividend Fund-Series I Shares	91	13.819067	13.988754	1,252	2.51%	0.95%	1.40%	29.20%	29.79%
Invesco V.I. Global Health Care Fund-Series I Shares	202	19.011079	20.393828	3,900	0.69%	0.95%	1.50%	38.43%	39.21%
Invesco V.I. High Yield Fund-Series I Shares	151	17.796241	18.598430	2,698	4.96%	0.95%	1.40%	5.51%	5.99%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	786	13.189388	13.313508	10,388	0.41%	0.95%	1.50%	31.89%	33.14%
Invesco V.I. Small Cap Equity Fund-Series I Shares	190	19.939934	20.783040	3,802	0.01%	0.95%	1.40%	35.54%	36.16%
ALPS Variable Investors Trust (Ibbotson):
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	227	11.546536	11.903144	2,629	1.27%	0.95%	1.40%	10.29%	10.80%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	57	11.435143	11.788240	657	1.19%	0.95%	1.40%	1.13%	1.59%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	307	11.297881	11.646826	3,482	1.13%	0.95%	1.40%	14.91%	15.44%
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	65	11.470964	11.825199	746	1.11%	0.95%	1.40%	5.83%	6.31%
American Century Variable Portfolios, Inc.:
Large Company Value Fund-Class I	200	14.431820	15.042053	2,891	1.54%	0.95%	1.40%	29.50%	30.09%
Mid Cap Value Fund-Class I	366	20.582533	21.651433	7,622	1.21%	0.95%	1.50%	28.16%	28.88%
Ultra® Fund-Class I	330	15.628758	16.440460	5,210	0.51%	0.95%	1.50%	35.02%	35.77%
VistaSM Fund -Class I	443	16.155142	16.994278	7,219	0.00%	0.95%	1.50%	28.22%	28.94%
Calamos® Advisors Trust:
Growth and Income Portfolio	144	12.497481	12.971041	1,822	1.05%	0.95%	1.50%	14.65%	15.29%
Davis Variable Account Fund, Inc.:
Value Portfolio	104	11.649064	12.008955	1,213	0.91%	0.95%	1.40%	31.56%	32.16%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	78	14.077773	14.512605	1,093	1.02%	0.95%	1.40%	32.81%	33.42%
Technology Growth Portfolio-Initial Shares	700	18.771857	19.746873	13,258	0.00%	0.95%	1.50%	30.81%	31.54%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	425	16.666024	18.251125	7,198	1.28%	0.95%	1.50%	32.33%	33.07%
Dreyfus Stock Index Fund, Inc.-Initial Shares	2,217	20.210458	22.132579	45,573	1.85%	0.95%	1.50%	30.05%	30.77%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	441	20.808266	22.786800	9,278	1.94%	0.95%	1.50%	19.29%	19.95%
Growth and Income Portfolio-Initial Shares	229	17.671834	19.352985	4,121	1.05%	0.95%	1.50%	34.73%	35.48%
Money Market Portfolio	2,843	1.144796	1.235177	3,298	0.00%	0.95%	1.50%	-1.30%	-0.76%
Opportunistic Small Cap Portfolio-Initial Shares	397	18.983929	20.789513	7,656	0.00%	0.95%	1.50%	46.32%	47.14%
DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	208	24.623052	26.704368	5,193	1.64%	0.95%	1.50%	36.56%	37.32%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign Securities Fund-Class 2	186	11.296890	11.645851	2,111	2.24%	0.95%	1.40%	21.25%	21.80%
Janus Aspen Series:
Balanced Portfolio-Institutional Shares	1,241	31.426158	35.277339	40,556	2.28%	0.95%	1.65%	18.17%	19.01%
Enterprise Portfolio-Institutional Shares	519	30.762138	33.135553	15,968	0.50%	0.95%	1.40%	30.53%	31.12%
Forty Portfolio-Institutional Shares	726	18.493557	20.056834	13,637	0.71%	0.95%	1.50%	29.26%	29.98%
Global Research Portfolio-Institutional Shares	595	16.878876	18.484291	10,216	1.21%	0.95%	1.50%	26.50%	27.21%
Janus Portfolio-Institutional Shares	736	18.836692	20.628340	14,073	0.77%	0.95%	1.50%	28.38%	29.10%
Overseas Portfolio-Institutional Shares	637	29.869783	32.710883	19,257	3.08%	0.95%	1.50%	12.84%	13.47%
Morgan Stanley — The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	346	17.133950	18.763025	6,034	3.65%	0.95%	1.50%	-1.81%	-1.26%
Mid-Cap Growth Portfolio-Class I	76	15.931061	16.423162	1,215	0.32%	0.95%	1.40%	35.56%	36.18%
U.S. Real Estate Portfolio-Class I	247	35.187181	38.533446	8,840	1.13%	0.95%	1.50%	0.52%	1.08%
Oppenheimer Variable Account Funds:
Capital Appreciation Fund/VA-Non-Service Shares	142	14.837432	15.464775	2,107	1.01%	0.95%	1.40%	27.92%	28.51%
Capital Income Fund/VA-Non-Service Shares	114	10.715102	11.271706	1,232	2.39%	0.95%	1.50%	11.47%	12.09%
Main Street Fund®/VA-Non-Service Shares	168	16.376301	17.068639	2,762	1.10%	0.95%	1.40%	29.93%	30.52%
PIMCO Variable Insurance Trust:
Real Return Portfolio-Administrative Class	256	13.354110	13.918604	3,417	1.50%	0.95%	1.40%	-10.49%	-10.08%
Total Return Portfolio-Administrative Class	461	14.634555	15.394474	6,856	2.20%	0.95%	1.50%	-3.43%	-2.89%
The Timothy Plan Variable Series:
Conservative Growth Portfolio Variable Series	200	14.037624	14.204086	2,835	1.00%	1.40%	1.50%	8.45%	8.56%
Strategic Growth Portfolio Variable Series	250	13.747812	13.910727	3,474	0.67%	1.40%	1.50%	16.38%	16.50%
Wilshire Variable Insurance Trust:
2015 ETF Fund	41	11.767710	12.131154	480	1.76%	0.95%	1.40%	8.83%	9.33%
2025 ETF Fund	44	11.239207	11.586308	501	1.99%	0.95%	1.40%	10.65%	11.15%
2035 ETF Fund	29	10.697369	10.916796	306	1.61%	1.10%	1.40%	13.37%	13.71%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

25

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2017, 2016 and 2015

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2017, 2016 and 2015

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of American Financial Group, Inc., as of December 31, 2017 and 2016, the related statements of earnings, comprehensive income, changes in shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2017 (collectively referred to as the “consolidated financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due from error or fraud. The Company is not required to have, nor were we engaged to perform, and audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1961

April 27, 2018

Cincinnati, Ohio

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in Thousands, Except Share Data)

	December 31
	2017	2016
Assets:
Cash and cash equivalents	$74,892	$41,153
Investments:
Fixed maturities, available for sale at fair value
(amortized cost - $2,366,739 and $2,319,233)	2,458,766	2,387,341
Equity securities - available for sale - at fair value
Common stocks (cost - $5,209 and $5,517)	5,902	5,573
Perpetual preferred stocks (cost - $1,000 and $1,000)	1,069	993
Policy loans	57,048	58,267

Total cash and investments	2,597,677	2,493,327
Deferred policy acquisition costs:
(including the impact of unrealized gains on securities of $36,567 and $28,492)	88,638	94,029
Accrued investment income	25,278	24,380
Variable annuity assets (separate accounts)	644,496	600,064
Current federal income tax due from affiliate	634	—
Equity options - fixed indexed annuities	17,698	13,411
Funds held as collateral	40	40
Other assets	1,656	2,315

Total assets	$3,376,117	$3,227,566

Liabilities and Equity:
Annuity benefits accumulated:
(including the impact of unrealized gains on securities of $2,035 and $1,195)	$2,288,856	$2,235,359
Variable annuity liabilities (separate accounts)	644,496	600,064
Current federal income tax payable to affiliate	—	1,214
Liability for funds held as collateral	40	40
Net deferred tax liabilities	24,462	34,401
Other liabilities	13,776	4,484

Total liabilities	2,971,630	2,875,562
Shareholder’s Equity:
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	182,268	147,589
Accumulated other comprehensive income, net of tax	42,810	25,006

Total shareholder’s equity	404,487	352,004

Total liabilities and equity	$3,376,117	$3,227,566

See notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In Thousands)

	Year ended December 31
	2017	2016	2015
Revenues:
Net investment income	$111,820	$112,929	$113,897
Realized gains on securities (*)	2,565	4,103	1,538
Policy charges	12,540	12,603	13,746
Other income	1,399	1,373	1,490

Total revenues	128,324	131,008	130,671

Costs and Expenses:
Annuity benefits	61,328	60,648	58,825
Insurance acquisition expenses, net	13,765	24,210	21,327
Other expenses	14,865	14,639	14,711

Total costs and expenses	89,958	99,497	94,863

Earnings before income taxes	38,366	31,511	35,808
Provision for income taxes	(3,899)	10,175	11,758

Net Earnings Attributable to Shareholder	$42,265	$21,336	$24,050

(*) Consists of the following:
Realized gains before impairments	$2,978	$4,443	$2,620
Losses on securities with impairment	(563)	(303)	(1,046)
Non-credit portion of impairment recognized in other comprehensive income (loss)	150	(37)	(36)

Impairment impact recognized in earnings	(413)	(340)	(1,082)

Total realized gains on securities	$2,565	$4,103	$1,538

See notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In Thousands)

	Year ended December 31
	2017	2016	2015
Comprehensive Income (Loss):
Net earnings	$42,265	$21,336	$24,050
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	11,885	4,461	(24,029)
Reclassification adjustment for realized gains included in net earnings	(1,667)	(2,667)	(1,000)

Total net unrealized gains (losses) on securities	10,218	1,794	(25,029)

Total comprehensive income (loss), net of tax	$52,483	$23,130	$(979)

See notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN SHAREHOLDER’S EQUITY

(Dollars in Thousands)

	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comp Inc. (Loss)	Total Shareholder’s Equity
Balance at December 31, 2014	20,000	$179,409	$102,203	$48,241	$329,853
Net earnings	—	—	24,050	—	24,050
Other comprehensive loss	—	—	—	(25,029)	(25,029)

Balance at December 31, 2015	20,000	$179,409	$126,253	$23,212	$328,874

Net earnings	—	—	21,336	—	21,336
Other comprehensive income	—	—	—	1,794	1,794

Balance at December 31, 2016	20,000	$179,409	$147,589	$25,006	$352,004

Net earnings	—	—	42,265	—	42,265
Other comprehensive income	—	—	—	10,218	10,218
Impact of the U.S. Federal tax rate change on AOCI	—	—	(7,586)	7,586	—

Balance at December 31, 2017	20,000	$179,409	$182,268	$42,810	$404,487

See notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In Thousands)

	Year ended December 31
	2017	2016	2015
Operating Activities:
Net earnings	$42,265	$21,336	$24,050
Adjustments:
Depreciation and amortization	(6,257)	(5,777)	(5,792)
Annuity benefits	61,328	60,648	58,825
Realized gains on investments	(2,565)	(4,103)	(1,538)
Deferred annuity policy acquisition costs	(12,086)	(9,995)	(10,703)
Amortization of insurance acquisition costs	9,212	19,716	16,405
Change in:
Accrued investment income	(898)	(870)	(826)
Payables to affiliates, net	(17,289)	(4,470)	3,427
Funds held as collateral	—	350	2,830
Other assets	516	(463)	(861)
Liability for funds held as collateral	—	(350)	(2,830)
Other liabilities	(221)	261	(648)
Other operating activities, net	(570)	(72)	(61)

Net cash provided by operating activities	73,435	76,211	82,278

Investing Activities:
Purchases of:
Fixed maturities	(390,863)	(415,832)	(310,601)
Equity securities	199	(133)	(1,000)
Equity options - fixed indexed annuities	(11,006)	(9,536)	(9,016)
Proceeds from:
Maturities and redemptions of fixed maturities	337,079	345,808	226,121
Sales of fixed maturities	24,260	41,801	18,407
Sales of equity maturities	205	—	1,000
Exercise of equity options - fixed indexed annuities	18,443	6,792	12,084
Other investing activities, net	1,219	979	1,150

Net cash used in investing activities	(20,464)	(30,121)	(61,855)

Financing Activities:
Annuity receipts	211,398	193,476	215,589
Annuity surrenders, benefits and withdrawals	(284,666)	(268,385)	(272,375)
Net transfers from variable annuity assets	54,036	41,802	42,635

Net cash used in financing activities	(19,232)	(33,107)	(14,151)

Net Change in Cash and Cash Equivalents	33,739	12,983	6,272
Cash and cash equivalents at beginning of year	41,153	28,170	21,898

Cash and cash equivalents at end of year	$74,892	$41,153	$28,170

See notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.	Accounting Policies

Basis of Presentation Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed-indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions. The Company operates in a single segment called Annuity.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Events or transactions occurring subsequent to December 31, 2017, and prior to April 27, 2018 have been evaluated for potential recognition or disclosure herein.

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in 2017 or 2016.

Investments Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (“AOCI”) in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

In January 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-01, which, among other things, will require all equity securities currently classified as “available for sale” to be reported at fair value, with holding gains and losses recognized in net earnings, instead of AOCI. AILIC will be required to adopt this guidance effective January 1, 2018. At the date of adoption, the $0.6 million net unrealized gain on equity securities included in AOCI as of December 31, 2017 will be reclassified to retained earnings as the cumulative effect of an accounting change.

Premiums and discounts on fixed maturity securities are amortized using the effective interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

Derivatives Derivatives included in AILIC’s Balance Sheet are recorded at fair value. Changes in fair value of derivatives are included in earnings, unless the derivatives are designated and qualify as highly effective cash flow hedges. Derivatives that do not qualify for hedge accounting under GAAP consist primarily of (i) components of certain fixed maturity securities (primarily interest-only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related call options designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

To qualify for hedge accounting, at the inception of a derivative contract, AILIC formally documents the relationship between the terms of the hedge and the hedged items and its risk management objective. This documentation includes defining how hedge effectiveness and ineffectiveness will be measured on a retrospective and prospective basis.

Changes in the fair value of derivatives that are designated and qualify as highly effective cash flow hedges are recorded in AOCI and are reclassified into earnings when the variability of the cash flows from the hedged items impacts earnings. Any hedge ineffectiveness is immediately recorded in current period earnings. When the change in the fair value of a qualifying cash flow hedge is included in earnings, it is included in the same line item in the Statement of Earnings as the cash flows from the hedged item.

Deferred Policy Acquisition Costs (“DPAC”) Policy acquisition costs (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC and certain other balance sheet amounts related to the annuity business are also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. These adjustments are included in unrealized gains (losses) on marketable securities, a component of AOCI in AILIC’s Balance Sheet.

Funds Held as Collateral AILIC receives collateral from its counterparties to support its purchased equity index call option assets. The fair value of this collateral is recorded as an asset and the offsetting obligation to return the collateral is recorded as a liability.

Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to annuity benefit expense and decreases for policy charges are credited to policy charges revenue.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for traditional fixed annuities are generally recorded at the stated account value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

The Company’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Income Taxes The Company has an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

The effect of a change in tax rates on deferred tax assets and liabilities is recorded in net earnings in the period that includes the enactment date. This includes the impact on deferred tax assets or liabilities established through AOCI, which results in an amount equal to the difference between the deferred tax at the historical corporate rate and the newly enacted rate stranded in AOCI. As permitted under guidance adopted effective December 31,2017 (ASU 2018-02), AILIC reclassified the $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings at December 31, 2017. See Note H — “Income Taxes” for further information.

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

Statement of Cash Flows For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

B.	Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, asset-backed securities, MBS and equity index call options priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information at the valuation date. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AFG’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 25 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing services regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

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Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in thousands):

December 31, 2017	Level 1	Level 2	Level 3	Total
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$1,480	$5,057	$—	$6,537
States, municipalities and political subdivisions	—	390,250	—	390,250
Residential MBS	—	153,601	5,282	158,883
Commercial MBS	—	72,950	450	73,400
Asset-backed securities	—	325,972	823	326,795
Corporate and other	—	1,491,786	11,115	1,502,901

Total AFS fixed maturities	1,480	2,439,616	17,670	2,458,766
Equity securities:
Common stocks	5,902	—	—	5,902
Perpetual preferred stocks	1,069	—	—	1,069
Variable annuity assets (separate accounts) (*)	—	644,496	—	644,496
Equity options - fixed indexed annuities	—	17,698	—	17,698

Total assets accounted for at fair value	$8,451	$3,101,810	$17,670	$3,127,931

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$89,002	$89,002

Total liabilities accounted for at fair value	$—	$—	$89,002	$89,002

December 31, 2016	Level 1	Level 2	Level 3	Total
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$1,493	$5,770	$—	$7,263
States, municipalities and political subdivisions	—	378,087	—	378,087
Residential MBS	—	190,975	8,800	199,775
Commercial MBS	—	130,695	1,395	132,090
Asset-backed securities	—	267,061	15,479	282,540
Corporate and other	—	1,369,902	17,684	1,387,586

Total AFS fixed maturities	1,493	2,342,490	43,358	2,387,341
Equity securities:
Common stocks	5,573	—	—	5,573
Perpetual preferred stocks	993	—	—	993
Variable annuity assets (separate accounts) (*)	—	600,064	—	600,064
Equity options - fixed indexed annuities	—	13,411	—	13,411

Total assets accounted for at fair value	$8,059	$2,955,965	$43,358	$3,007,382

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$67,794	$67,794

Total liabilities accounted for at fair value	$—	$—	$67,794	$67,794

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

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There were no material transfers between Level 1 and Level 2 in 2017, 2016 or 2015. Less than 1% of total assets carried at fair value on December 31, 2017, were Level 3 assets. Approximately 32% of the Level 3 assets were MBS whose fair values were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Since internally developed Level 3 asset fair values represent less than 1% of AILIC’s shareholder’s equity, any justifiable changes in unobservable inputs used to determine internally developed fair values would not have a material impact on AILIC’s financial position.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed-indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $89.0 million at December 31, 2017. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives. See Note E — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.2% - 2.0% over the risk free rate
Risk margin for uncertainty in cash flows	0.7% reduction in the discount rate
Surrenders	5% - 16% of indexed account value
Partial surrenders	2% - 4% of indexed account value
Annuitizations	0.1% - 1.0% of indexed account value
Deaths	0.5% - 7.0% of indexed account value
Budgeted option costs	2.2% - 3.1% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed-indexed annuity products with an expected range of 8% to 10% in the majority of future calendar years (5% to 16% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flow assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

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Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2017, 2016, and 2015 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
Residential MBS	$8,800	$308	$(74)	$—	$(2,167)	$2,938	$(4,523)	$5,282
Commercial MBS	1,395	71	(16)	—	(1,000)	—	—	450
Asset-backed securities	15,479	(455)	(169)	1,999	(4,484)	—	(11,547)	823
Corporate and other	17,684	47	145	3,000	(2,980)	2,045	(8,826)	11,115
Embedded derivatives (*)	(67,794)	(14,694)	—	(11,216)	4,702	—	—	(89,002)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $0.2 million in 2017.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
Residential MBS	$12,220	$722	$(177)	$734	$(2,754)	$—	$(1,945)	$8,800
Commercial MBS	3,177	(22)	(57)	—	(981)	—	(722)	1,395
Asset-backed securities	13,779	(13)	(38)	2,000	(2,338)	4,689	(2,600)	15,479
Corporate and other	17,017	(5)	(747)	—	(1,025)	2,444	—	17,684
Embedded derivatives (*)	(58,172)	(8,600)	—	(5,554)	4,532	—	—	(67,794)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $2.1 million in 2016.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
Residential MBS	$20,310	$498	$(42)	$—	$(2,440)	$2,221	$(8,327)	$12,220
Commercial MBS	3,615	(46)	(132)	—	(260)	—	—	3,177
Asset-backed securities	14,899	(14)	(68)	1,000	(4,342)	4,205	(1,901)	13,779
Corporate and other	17,228	232	(413)	—	(1,967)	1,937	—	17,017
Embedded derivatives (*)	(55,653)	(841)	—	(5,569)	3,891	—	—	(58,172)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $1.0 million in 2015.

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Fair Value of Financial Instruments The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Carrying Value	Fair Value	Level 1	Level 2	Level 3
2017
Financial assets:
Cash and cash equivalents	$74,892	$74,892	$74,892	$—	$—
Policy loans	57,048	57,048	—	—	57,048

Total financial assets not accounted for at fair value	$131,940	$131,940	$74,892	$—	$57,048

Financial liabilities:
Annuity benefits accumulated (*)	$2,279,441	$2,232,018	$—	$—	$2,232,018

Total financial liabilities not accounted for at fair value	$2,279,441	$2,232,018	$—	$—	$2,232,018

2016
Financial assets:
Cash and cash equivalents	$41,153	$41,153	$41,153	$—	$—
Policy loans	58,267	58,267	—	—	58,267

Total financial assets not accounted for at fair value	$99,420	$99,420	$41,153	$—	$58,267

Financial liabilities:
Annuity benefits accumulated (*)	$2,226,094	$2,170,494	$—	$—	$2,170,494

Total financial liabilities not accounted for at fair value	$2,226,094	$2,170,494	$—	$—	$2,170,494

(*)	Excludes $9,415 and $9,265 of life contingent annuities in the payout phase at December 31, 2017 and 2016, respectively.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

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C.	Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to the annuity business be adjusted to the extent that unrealized gains and losses from securities would result in adjustment to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities is included in AOCI in AILIC’s Balance Sheet:

	Asset (Liability) before Unrealized	Impact of Unrealized Gains	Carrying Value of Asset (Liability)
December 31, 2017
Fixed maturities	$2,366,739	$92,027	$2,458,766
Equity securities (*)	6,209	762	6,971
Deferred policy acquisition costs	125,205	(36,567)	88,638
Annuity benefits accumulated	(2,286,821)	(2,035)	(2,288,856)

Unrealized gain, pretax		54,187
Deferred tax on unrealized gain		(11,377)

Unrealized gain, after tax (included in AOCI)		$42,810

December 31, 2016
Fixed maturities	$2,319,233	$68,108	$2,387,341
Equity securities	6,517	49	6,566
Deferred policy acquisition costs	122,521	(28,492)	94,029
Annuity benefits accumulated	(2,234,164)	(1,195)	(2,235,359)

Unrealized gain, pretax		38,470
Deferred tax on unrealized gain		(13,464)

Unrealized gain, after tax (included in AOCI)		$25,006

(*)	As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities currently classified as “available for sale” will be required to be carried at fair value through net earnings instead of AOCI.

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D.	Investments

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2017				2016
	Amortized Cost	Fair Value	Gross Unrealized		Amortized Cost	Fair Value	Gross Unrealized
			Gains	Losses			Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$6,309	$6,537	$231	$(3)	$6,909	$7,263	$354	$—
States, municipalities and political subdivisions	376,965	390,250	14,290	(1,005)	368,401	378,087	13,367	(3,681)
Residential MBS	138,951	158,883	20,164	(232)	180,346	199,775	20,039	(610)
Commercial MBS	70,677	73,400	2,774	(51)	128,042	132,090	4,155	(107)
Asset-backed securities	324,251	326,795	3,644	(1,100)	283,809	282,540	1,461	(2,730)
Corporate and other	1,449,586	1,502,901	55,618	(2,303)	1,351,726	1,387,586	45,164	(9,304)

Total fixed maturities	$2,366,739	$2,458,766	$96,721	$(4,694)	$2,319,233	$2,387,341	$84,540	$(16,432)

Common stocks	$5,209	$5,902	$693	$—	$5,517	$5,573	$239	$(183)

Perpetual preferred stocks	$1,000	$1,069	$69	$—	$1,000	$993	$—	$(7)

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2017 and 2016, respectively, were $18.3 million and $21.0 million. Gross unrealized gains on such securities at December 31, 2017 and December 31, 2016 were $12.6 million and $11.7 million, respectively. Gross unrealized losses on such securities at December 31, 2017 and December 31, 2016 were $0.4 million and $0.3 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and relate primarily to residential MBS.

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The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017 and 2016.

	Less Than Twelve Months			Twelve Months or More
2017	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$(2)	$1,270	100%	$(1)	$210	100%
States, municipalities and political subdivision	(355)	36,667	99%	(650)	19,886	97%
Residential MBS	(10)	745	99%	(222)	4,700	95%
Commercial MBS	(51)	8,630	99%	—	—	—%
Asset-backed securities	(252)	46,249	99%	(848)	26,266	97%
Corporate and other	(1,239)	117,278	99%	(1,064)	45,501	98%

Total fixed maturities	$(1,909)	$210,839	99%	$(2,785)	$96,563	97%

Common stocks	$—	$—	—%	$—	$—	—%

Perpetual preferred stocks	$—	$—	—%	$—	$—	—%

	Less Than Twelve Months			Twelve Months or More
2016	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$210	100%	$—	$—	—%
States, municipalities and political subdivision	(3,613)	107,822	97%	(68)	1,556	96%
Residential MBS	(265)	18,068	99%	(345)	9,251	96%
Commercial MBS	(107)	8,954	99%	—	—	—%
Asset-backed securities	(1,716)	87,233	98%	(1,014)	33,454	97%
Corporate and other	(7,762)	318,017	98%	(1,542)	25,600	94%

Total fixed maturities	$(13,463)	$540,304	98%	$(2,969)	$69,861	96%

Common stocks	$(183)	$2,944	94%	$—	$—	—%

Perpetual preferred stocks	$(7)	$993	99%	$—	$—	—%

At December 31, 2017, the gross unrealized losses on fixed maturities of $4.7 million relate to 188 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 81% of the gross unrealized loss and 94% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

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AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2017, AILIC recorded less than $1 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2017. As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities currently classified as “available for sale” will be required to be carried at fair value through net earnings instead of accumulated other comprehensive income and will therefore no longer be evaluated for other-than-temporary impairment.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in thousands).

	2017	2016	2015
Balance at January 1	$18,207	$19,054	$19,756
Additional credit impairments on:
Previously impaired securities	13	85	66
Securities without prior impairments	477	17	28
Reductions - disposals	(969)	(949)	(796)

Balance at December 31	$17,728	$18,207	$19,054

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2017 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized Cost	Fair Value
		Amount	%
Maturity
One year or less	$19,970	$20,326	1%
After one year through five years	546,795	570,518	23%
After five years through ten years	991,835	1,025,538	42%
After ten years	274,260	283,306	12%

	1,832,860	1,899,688	78%
MBS (average life of approximately 5 years)	209,628	232,283	9%
Asset-backed securities (average life of approximately 5 years)	324,251	326,795	13%

Total	$2,366,739	$2,458,766	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

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There were no investments in individual issuers that exceeded 10% of Shareholder’s Equity at December 31, 2017 or 2016.

The following table shows (in thousands) investment income earned and investment expenses incurred.

	2017	2016	2015
Investment income:
Fixed maturities	$107,124	$108,661	$109,750
Equity securities	718	705	798
Policy loans	3,968	4,043	4,031
Other	526	114	58

Gross investment income	112,336	113,523	114,637
Investment expenses	(516)	(594)	(740)

Net investment income	$111,820	$112,929	$113,897

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $0.3 million in 2017, $0.4 million in 2016 and $0.5 million in 2015.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed Maturities	Equity Securities	Other*	Tax Effects	Total
Year ended December 31, 2017
Realized before impairments	$2,347	$8	$623	$(1,043)	$1,935
Realized - impairments	(542)	(109)	238	145	(268)
Change in unrealized	23,919	713	(8,915)	2,087	17,804

Year ended December 31, 2016
Realized before impairments	$3,930	$65	$448	$(1,555)	$2,888
Realized - impairments	(282)	(185)	127	119	(221)
Change in unrealized	2,847	532	(620)	(965)	1,794

Year ended December 31, 2015
Realized before impairments	$2,354	$—	$266	$(917)	$1,703
Realized - impairments	(1,495)	(200)	613	379	(703)
Change in unrealized	(68,424)	(1,004)	30,923	13,476	(25,029)

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

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NOTES TO FINANCIAL STATEMENTS – CONTINUED

Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the statement of cash flows consisted of the following (in thousands):

	2017	2016	2015
Fixed maturities:
Gross gains	$3,892	$4,457	$2,524
Gross losses	(1,626)	(505)	(176)

Equity securities:
Gross gains	8	65	—
Gross losses	—	—	—

E.	Derivatives

As discussed under “Derivatives” in Note A – “Accounting Policies” to the financial statements, AILIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting The following derivatives that do not qualify for hedge accounting under GAAP are included AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2017		December 31, 2016
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$540	$—	$516	$—
Fixed-indexed annuities (embedded derivatives)	Annuity benefits accumulated Equity options - fixed indexed	—	89,002	—	67,794
Equity index call options	annuities	17,698	—	13,411	—

		$18,238	$89,002	$13,927	$67,794

The MBS with embedded derivatives consist primarily of interest-only MBS with interest rates that float inversely with short-term rates. AILIC records the entire change in the fair value of these securities in earnings. These investments are part of AILIC’s overall investment strategy and represent a small component of AILIC’s overall investment portfolio.

AILIC’s fixed-indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2017, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market or other financial index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

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The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives that do not qualify for hedge accounting for 2017, 2016 and 2015 (in thousands):

Derivative	Statement of Earnings Line	2017	2016	2015
MBS with embedded derivatives	Realized gains on securities	$81	$(34)	$(62)
Fixed-indexed annuities
(embedded derivatives)(*)	Annuity benefits	(14,694)	(8,600)	(841)
Equity index call options	Annuity benefits	(11,724)	(3,553)	(1,327)

		$(26,337)	$(12,187)	$(2,230)

(*)The change in fair value of the embedded derivative includes gains (losses) related to unlocking of actuarial assumptions of ($0.2) million in 2017, ($2.1) million in 2016 and ($1.0) million in 2015.

F.	Deferred Policy Acquisition Costs

A progression of deferred policy acquisition costs is presented below (in thousands):

	Deferred Costs	Sales Inducements	Unrealized	Total
Balance at December 31, 2014	$115,836	$23,930	$(58,210)	$81,556
Additions	10,703	1,612	—	12,315
Amortization:
Periodic amortization	(20,852)	(3,435)	—	(24,287)
Annuity unlocking	4,447	389	—	4,836
Included in realized gains	749	116	—	865
Change in unrealized	—	—	30,254	30,254

Balance at December 31, 2015	110,883	22,612	(27,956)	105,539

Additions	9,995	1,216	—	11,211
Amortization:
Periodic amortization	(18,679)	(3,034)	—	(21,713)
Annuity unlocking	(1,037)	(19)	—	(1,056)
Included in realized gains	520	64	—	584
Change in unrealized	—	—	(536)	(536)

Balance at December 31, 2016	101,682	20,839	(28,492)	94,029

Additions	12,086	1,375	—	13,461
Amortization:
Periodic amortization	(15,363)	(2,814)	—	(18,177)
Annuity unlocking	6,151	391	—	6,542
Included in realized gains	736	122	—	858
Change in unrealized	—	—	(8,075)	(8,075)

Balance at December 31, 2017	$105,292	$19,913	$(36,567)	$88,638

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

G.	Shareholder’s Equity

Accumulated Other Comprehensive Income, Net of Tax Comprehensive income is defined as all changes in Shareholder’s Equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists of changes in net unrealized gains or losses on available for sale securities.

The progression of the components of accumulated other comprehensive income follows (in thousands):

		Other Comprehensive Income
	AOCI Beginning Balance	Pretax	Tax	Net of tax	Other (c)	AOCI Ending Balance
Year ended December 31, 2017
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$18,282	$(6,397)	$11,885
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(2,565)	898	(1,667)

Total net unrealized gains on securities (b)	$25,006	$15,717	$(5,499)	$10,218	$7,586	$42,810

Year ended December 31, 2016
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$6,862	$(2,401)	$4,461
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(4,103)	1,436	(2,667)

Total net unrealized gains on securities (b)	$23,212	$2,759	$(965)	$1,794	$—	$25,006

Year ended December 31, 2015
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(36,967)	$12,938	$(24,029)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(1,538)	538	(1,000)

Total net unrealized gains on securities (b)	$48,241	$(38,505)	$13,476	$(25,029)	$—	$23,212

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in AILIC’s Statement of Earnings

OCI component	Affected line in the Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)	Includes net unrealized gains of $5.6 million at December 31, 2017, and $4.2 million at both December 31, 2016 and 2015, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

(c)	Other includes the December 2017 reclassification of $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A – “Accounting Policies – Income Taxes”).

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

H.	Income Taxes

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the

Statement of Earnings (dollars in thousands):

	2017		2016		2015
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$38,366		$31,511		$35,808

Income taxes at statutory rate	$13,428	35%	$11,029	35%	$12,533	35%
Effect of permanent items:
Dividends received deduction	(1,036)	(3%)	(1,049)	(3%)	(917)	(3%)
Change in U.S. corporate tax rate	(16,308)	(43%)	—	—%	—	—%
Other	17	0%	195	1%	142	0%

Provision for income taxes as shown in the Statement of Earnings	$(3,899)	(11%)	$10,175	33%	$11,758	32%

The Tax Cuts and Jobs Act of 2017 (“TCJA”), which lowers the U.S corporate tax rate to 21% and makes other widespread changes to the U.S. tax code beginning in 2018, was enacted on December 22, 2017. Because the TCJA was enacted in December 2017, AILIC recorded the $16.3 million decrease in its net deferred tax asset resulting from the changes in the tax code (primarily the lower corporate tax rate applicable to 2018 and future years) in the fourth quarter of 2017.

The TCJA is subject to further clarification and interpretation by the U.S. Treasury Department and the Internal Revenue Service. For example, the TCJA changes the way that companies calculate their insurance claims and reserves for tax purposes, including revaluing those tax basis liabilities as of January 1, 2018, based on a methodology and discount factors that have not been published. The resulting transitional deferred tax liability (taxes payable over eight years under the TCJA) and offsetting increase in AILIC’s insurance claims and reserves deferred tax assets, were recorded at December 31, 2017 using reasonable estimates based on available information and should be considered provisional in accordance with the Securities and Exchange Commission Staff Accounting Bulletin No. 118 (“SAB 118”). Because the established transition liability was completely offset by an increase in related deferred tax assets, any adjustment to the provisional amount will not impact AILIC’s effective tax rate. In accordance with SAB 118, the insurance claims and reserves transitional deferred tax liability (and offsetting adjustment to the related deferred tax assets) and any other changes in deferred taxes resulting from clarification and interpretation of the TCJA provided during 2018 will be recorded in the period in which the guidance is published.

AILIC’s 2012- 2017 tax years remain subject to examination by the Internal Revenue Service (“IRS”).

AILIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2017, 2016 and 2015.

The total income tax provision (credit) consists of (in thousands):

	2017	2016	2015
Current taxes:
Federal	$11,412	$13,621	$9,725
State	125	299	173
Deferred taxes:
Federal	872	(3,745)	1,860
Impact of change in U.S. corporate tax rate	(16,308)	—	—

Total Federal deferred taxes	(15,436)	(3,745)	1,860

Provision for income taxes	$(3,899)	$10,175	$11,758

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2017			2016
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$16,418	$427	$16,845	$22,186	$418	$22,604
Other, net	282	—	282	391	—	391

Total deferred tax assets	16,700	427	17,127	22,577	418	22,995
Deferred tax liabilities:
Investment securities	(1,223)	(19,483)	(20,706)	(1,115)	(23,854)	(24,969)
Insurance claims and reserves transition liability	(2,549)	—	(2,549)	—	—	—
Deferred policy acquisition costs	(26,013)	7,679	(18,334)	(42,399)	9,972	(32,427)

Total deferred tax liabilities	(29,785)	(11,804)	(41,589)	(43,514)	(13,882)	(57,396)

Net deferred tax liabilities	$(13,085)	$(11,377)	$(24,462)	$(20,937)	$(13,464)	$(34,401)

The decrease in AILIC’s net deferred tax asset at December 31, 2017 compared to December 31, 2016 reflects the impact of the change in the U.S. corporate tax rate.

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

AILIC did not have a liability for uncertain tax positions during 2017, 2016 or 2015.

Cash payments for income taxes, net of refunds, were $15.5 million, $14.3 million and $8.2 million in 2017, 2016 and 2015, respectively.

I.	Contingencies

AILIC is involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. None of these matters are expected to have a material adverse impact on AILIC’s results of operations or financial condition.

J.	Insurance

At December 31, 2017, U.S. Treasury Notes with a fair value of $7.6 million were on deposit as required by the insurance departments of various states.

Statutory Information AILIC is required to file financial statements with state insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Net earnings and capital surplus on a statutory basis for the Company were as follows (in thousands)

Net Earnings			Capital and Surplus
2017	2016	2015	2017	2016
$23,765	$18,841	$25,032	$294,698	$269,447

The National Association of Insurance Commissioners’ (“NAIC”) model law for risk based capital (“RBC”) applies to life insurance companies. RBC formulas determine the amount of capital that an insurance company needs so that is has an acceptable expectation of not becoming financially impaired. Companies below specific trigger points or ratios are subject to regulatory action. At December 31, 2017 and 2016, AILIC’s capital ratio substantially exceeded the RBC requirements. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2017 or 2016.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

The maximum amount of dividends that can be paid to stockholders in 2018 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2018 without prior approval is $29.2 million, based on policyholder surplus.

Fixed Annuities For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations and guaranteed withdrawal benefits. The liabilities included in AILIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in thousands):

	2017	2016
Excess death and annuitization	$602	$695
Guaranteed withdrawal benefits	4,604	3,489

Variable Annuities At December 31, 2017, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) on AILIC’s variable annuity policies exceeded the fair value of the underlying variable annuities by $15.4 million, compared to $20.4 million at December 31, 2016. Death benefits paid in excess of the variable annuity account balances were $0.1 million in 2017, $0.5 million in 2016 and $0.3 million in 2015.

K.	Additional Information

Related Parties Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2017, 2016 and 2015, AILIC paid $16.0 million, $15.4 million and $15.3 million, respectively, for services to affiliates.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. AILIC paid $3.5 million in 2017, $3.8 million in 2016 and $4.5 million in 2015 to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

Benefit Plans AILIC expensed approximately $0.4 million in both 2017 and 2016 and $0.3 million in 2015 for its retirement and employee savings plans.

25

PART C. Other Information

Note:	This Part C contains information related to The Commodore Advantage® Variable Contract (File No. 333-51971), and Annuity Investors® Variable Account B.

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements.

(a)	DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and 2A to Distribution Agreement. 28/

(b)	SELLING AGREEMENTS

(1)	Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 2/

(2)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 12/

(3)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

(c)	RELATED AGREEMENTS

(1)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	CONTRACTS

(1)	Form of Advantage Bonus Qualified Individual Flexible Premium Deferred Annuity Contract (A803 (Q98)-3). 3/

(2)	Form of Advantage Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract (A803 (NQ)-3). 3/

(3)	Form of Advantage Bonus Group Flexible Premium Deferred Annuity Contract (G803 (98)-3). 3/

(4)	Form of Certificate of Participation under Advantage Bonus Group Contract (C803 (98)-3). 3/

(5)	Revised Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract (P1809703NW). 16/

(6)	Revised Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract (P1809603NW). 16/

(7)	Revised Form of Advantage Bonus Group Flexible Premium Deferred Annuity Contract (P2008803NW). 28/

1

(8)	Revised Form of Certificate of Participation under Advantage Bonus Group Contract (P2008903NW). 28/

(b)	LOAN ENDORSEMENTS

(1)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

(2)	Form of Loan Endorsement to Group Contract (EGLOAN (96)-3). 2A/

(3)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (96)-3). 2A/

(4)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(5)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(6)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (2008503NW). 28/

(c)	TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(1)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(2)	Form of Texas Optional Retirement Program Endorsement to Group Contract (ETXORP (5/96)-3). 2A/

(3)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ETXORP (5/96)-3). 2A/

(d)	LONG-TERM CARE WAIVER RIDERS

(1)	Form of Long-Term Care Waiver Rider to Individual Contract (R115 (Rev. 8/95)-3). 1A/

(2)	Form of Long-Term Care Waiver Rider to Group Contract (RG115 (Rev. 6/95)-3). 2A/

(3)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract (RC115 (Rev. 6/95)-3). 2A/

(4)	Form of Long-Term Care Waiver Rider to Individual Contract (R6014907NW). 28/

(e)	DEFERRED COMPENSATION ENDORSEMENTS

(1)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(2)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract (EC457 (95)-3). 2A/

(f)	SIMPLE IRA ENDORSEMENTS

(1)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E408P (Rev. 11/97)-3). 3/

(2)	Form of SIMPLE IRA Endorsement to Group Contract (EG408P (98)-3). 5/

(3)	Form of SIMPLE IRA Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 5/

(4)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

(g)	ROTH IRA ENDORSEMENTS

(1)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(2)	Form of Roth IRA Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Roth IRA Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Roth IRA Endorsement to Qualified Individual Contract (E60003102NW). 28/

(h)	EMPLOYER PLAN ENDORSEMENTS

(1)	Form of Employer Plan Endorsement to Qualified Individual Contract (EPLAN (Rev. 2/98)-3). 3/

(2)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (Rev. 2/98)-3). 3/

(3)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (Rev. 2/98)-3). 3/

2

(i)	TAX SHELTERED ANNUITY ENDORSEMENTS

(1)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (ETSA (Rev. 2/98)-3). 3/

(2)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(3)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(4)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003302NW). 28/

(5)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(6)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(7)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003305NW). 28/

(8)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(9)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(10)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(11)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

(j)	QUALIFIED PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(1)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract (E401 (Rev. 2/98)-3). 3/

(2)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(3)	Form of Qualified Pension, Profit Sharing and Annuity Plan` Endorsement to Certificate of Participation under a Group Contract (EC401 (Rev. 2/98)-3). 3/

(4)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(5)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007702NW). 28/

(6)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(7)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007705NW). 28/

(k)	GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(1)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4). 3/

(2)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-3). 3/

(3)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-3). 3/

(4)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(5)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(6)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(7)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

3

(l)	SUCCESSOR OWNER ENDORSEMENTS

(1)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (EASUC (99)-3). 5/

(2)	Form of Successor Owner Endorsement to Group Contract (EGSUC (99)-3). 5/

(3)	Form of Successor Owner Endorsement to Certificate of Participation under a group Contract (ECSUC (99)-3). 5/

(m)	INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(1)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (IRA803 (98)-3). 3/

(2)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

(n)	OTHER ENDORSEMENTS

(1)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 5/

(o)	GUARANTEED WITHDRAWAL BENEFIT RIDERS

(1)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307NW). 22/

(2)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707NW). 22/

(3)	Form of Guaranteed Lifetime Withdrawal Benefit Rider to Certificate of Participation under a Group Contract (R2010807NW). 22/

(4)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507NW). 22/

(5)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907NW). 22/

(6)	Form of Guaranteed Minimum Withdrawal Benefit Rider to Certificate of Participation under a Group Contract (R2011007NW). 22/

(p)	DEATH BENEFIT ENDORSEMENTS

(1)	Form of Death Benefit Endorsement to Individual Contract (E1806702NW). 28/

(2)	Form of Death Benefit Endorsement to Group Contract (E2007002NW). 28/

(3)	Form of Death Benefit Endorsement to Certificate of Participation under a Group Contract (E2007102NW). 28/

(q)	RMD ENDORSEMENTS

(1)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(2)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

(r)	ACD ENDORSEMENTS

(1)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

(2)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(3)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

4

(5)	Applications.

(a)	INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 3/

(2)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 13/

(3)	Form of Enrollment Form for Group Advantage (Pre/SNFL and SNFL), Group Independence (Pre/SNFL and SNFL), Group Spirit (Pre/SNFL and SNFL) and Total Group (A2014109NW). 28/

(b)	GROUP APPLICATIONS

(1)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 3/

(2)	Revised Form of Application for Group Flexible Premium deferred Annuity Contract. 4A/

(6)	Organizational Documents.

(a)	ARTICLES OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/

(i)	Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

(b)	CODE OF REGULATIONS

(1)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	GREAT AMERICAN FINANCIAL RESOURCES, INC.

(1)	Great American Financial Resources: Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American® Financial Resources, Inc.). 2/

(2)	Great American Financial Resources: Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). 2/

(b)	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001.

(i)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment No. 2 effective July 1, 2002, to Participation Agreement.

(ii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2004, to Participation Agreement. 18/

(iii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 24/

(iv)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

(2)	AIM (Invesco): Administrative Services Agreement between Annuity Investors Life Insurance Company and AIM Advisors, Inc. dated as of April 4, 2001.

(i)	AIM (Invesco): Amendment No. 1 to Administrative Services Agreement.

5

(ii)	AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 32/

(3)	AIM (Invesco): Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002.

(4)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(i)	AIM (Invesco): Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

(c)	AMERICAN CENTURY

(1)	[reserved]

(2)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(3)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006

(d)	CALAMOS ADVISORS TRUST

(1)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(2)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(3)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

(e)	DAVIS VARIABLE ACCOUNT FUND

(1)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(i)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

(f)	DREYFUS VARIABLE INVESTMENT FUND AND DREYFUS INVESTMENT PORTFOLIOS

(1)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2A/

(ii)	Dreyfus Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement.

(iv)	Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(v)	Dreyfus Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 29/

(2)	[reserved]

6

(g)	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

(1)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2A/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 29/

(h)	DREYFUS STOCK INDEX FUND

(1)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(i)	Dreyfus Stock Index Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2A/

(ii)	Dreyfus Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 29/

(i)	DREYFUS FUNDS

(1)	Dreyfus: Amended and Restated Administrative Services Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 2A/

(i)	Dreyfus: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement.

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(2)	Dreyfus: Letter Agreement (Shareholder Services) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company dated July 1, 2002.

(i)	Dreyfus: Amendment to Letter Agreement (Shareholder Services) dated as of Marcy 1, 2007.

(3)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

(j)	DEUTSCHE (formerly DWS)

(1)	Deutsche (formerly) DWS: Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment) and Annuity Investors Life Insurance Company®. 8/

(i)	Deutsche (formerly) DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 24/

(ii)	Deutsche Variable Series I, Variable Series II and Investment VIT Funds: Amendment to Participation Agreement as of May 1, 2015. 31/

(2)	Deutsche (formerly) DWS: Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(3)	Deutsche (formerly) DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.

(i)	Deutsche (formerly) DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement.

7

(ii)	Deutsche (formerly) DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement.

(iii)	Deutsche (formerly) DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(iv)	Deutsche (formerly) DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(4)	Deutsche (formerly) DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

(k)	IBBOTSON PORTFOLIOS – ALPS Variable Insurance Trust (formerly Financial Investors Variable Insurance Trust)

(1)	Ibbotson Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(i)	Ibbotson Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007.

(ii)	Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(iii)	Ibbotson Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 30/

(iv)	Ibbotson Portfolios: Amendment dated June 14, 2017 to Fund Participation Agreement. 33/

(2)	Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(3)	Ibbotson Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements.

(l)	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS

(1)	Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/ (ii) Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 30/

(iii)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 31/

(2)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company.

(i)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 28/

(3)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

(m)	JANUS ASPEN SERIES

(1)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/

(i)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(ii)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements.

8

(iii)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements.

(iv)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.

(2)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 2A/

(3)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

(n)	MORGAN STANLEY (FKA VAN KAMPEN) UNIVERSAL INSTITUTIONAL FUNDS

(1)	Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.). 2A/

(i)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) 3/

(ii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of July 1, 2002 to Participation Agreement.

(iii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(iv)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(v)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2015 to Participation Agreement. 31/

(2)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997.

(i)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated July 1, 2002.

(ii)	Morgan Stanley (formerly Van Kampen): Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(iii)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 31/

(3)	Morgan Stanley (formerly Van Kampen): Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

(4)	Morgan Stanley (formerly Van Kampen): Servicing Agreement between The Universal Institutional Fund and Annuity Investors Life Insurance Company dated as of May 1, 2015. 31/

(o)	OPPENHEIMER VARIABLE ACCOUNT FUNDS

(1)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds.

(i)	Oppenheimer Variable Account Funds: Amendment effective December 1, 2004 to Participation Agreement.

(ii)	Oppenheimer Variable Account Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.

(2)	Oppenheimer: Letter Agreement (Administrative Services) with Oppenheimer Funds dated July 1, 2002.

9

(3)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

(p)	PIMCO VARIABLE INSURANCE TRUST

(1)	PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC.

(i)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(ii)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(iii)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(iv)	PIMCO Variable Insurance Trust: Amendment to Participation Agreement effective as of May 1, 2015.31/

(2)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(3)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 29/

(q)	TIMOTHY PLAN VARIABLE SERIES

(1)	Timothy Plan Variable Series: Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan Variable Series: Amendment effective January 12, 2006 to Participation Agreement. 21/

(2)	Timothy Plan: Administrative Services Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement.

(3)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007.

(r)	WILSHIRE VARIABLE INSURANCE TRUST

(1)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 5/

(2)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance Company dated as of October 1, 2016 32/

(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1) AFG Organizational Chart as of December 31, 2017. FW/

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on December 23, 1996.
1A/	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on November 8, 1995.

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2/	Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on December 4, 1995.
2A/	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on June 3, 1997.
3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971(ADVANTAGE), 1940 Act File No. 811-08017, on May 6 1998.
4/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on April 29, 1998.
4A/	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971(ADVANTAGE), 1940 Act File No. 811-08017, on May 2, 2001.
5/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955(INDEPENDENCE), 1940 Act File No. 811-08017, on February 26, 1999.
6/	[text intentionally deleted]
7/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on April 29, 1997.
8/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on February 26, 1999.
9/	[text intentionally deleted]
10/	[text intentionally deleted]
11/	[text intentionally deleted]
12/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on November 17, 1998.
13/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on May 2, 2001.
14/	[text intentionally deleted]
15/	[text intentionally deleted]
16/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971(ADVANTAGE), 1940 Act File No. 811-08017, on February 27, 2004.
17/	[text intentionally deleted]
18/	Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300(HELMSMAN), 1940 Act File No. 811-21095, on March 1, 2005.
19/	[text intentionally deleted]
20/	[text intentionally deleted]
21/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725(SPIRIT), 1940 Act File No. 811-08017, on or about May 1, 2006.
22/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955(INDEPENDENCE), 1940 Act File No. 811-08017, on or about May 1, 2007.
23/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955(INDEPENDENCE), 1940 Act File No. 811-08017, on or about May 22, 2007.
24/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 27, 2009.
25/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387(TRANSITION20), 1940 Act File No. 811-21095, on or about February 16, 2010.
26/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387(TRANSITION20), 1940 Act File No. 811-21095, on or about April 29, 2010.

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27/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on or about April 22, 2011.
28/	Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971(ADVANTAGE), 1940 Act File No. 811-08017, on or about April 25, 2012.
29/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861(NAUTICUS), 1940 Act File No. 811-07299, on or about April 30, 2013.
30/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 30, 2014.
31/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 30, 2015.
32/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2017. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095.
33/	Incorporated by reference to Post-Effective Amendment No. 26 filed on behalf of Annuity Investors Variable Account B on or about April 30, 2018. 1933 Act File No. 333-19725 (Independence), 1940 Act File No. 811-08017.
FW/	Filed herewith.

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Item 25.	Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director & Chief Executive Officer
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer & Treasurer
Mark F. Muething	Director, President & Assistant Secretary
Michael J. Prager	Director
Jeffrey G. Hester	Director
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Baglier	Senior Vice President-Operations
Michael H. Haney	Vice President
Rebecca Schriml	Vice President
Brian Sponaugle	Vice President
Richard L. Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
H. Kim Baird	Assistant Treasurer
William C. Ellis	Assistant Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Depositor and Registrant.

The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

A chart that indicates the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27.	Number of Certificate Owners

As of February 28, 2018, there were 1,351 Individual Contract Owners of which 1,287 were qualified and 64 were non-qualified.

As of February 28, 2018, there were 332 Participants (Certificate Owners) in 49 Group Contracts.

Item 28.	Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any

13

Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29.	Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati, OH 45202.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

14

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 27 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 19, 2018.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	Chief Executive Officer & Director
S. Craig Lindner*	April 19, 2018

/s/ Christopher P. Miliano Christopher P. Miliano*	Executive Vice President, Chief Financial Officer, Treasurer & Director
April 19, 2018

/s/ Mark F. Muething	President, Assistant Secretary & Director
Mark F. Muething*	April 19, 2018

/s/ Michael J. Prager	Director
Michael J. Prager*	April 19, 2018

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 19, 2018

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 19, 2018

15

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10	Consent of Independent Registered Public Accounting Firm.

99	Powers of Attorney.

99.1	AFG Organizational Chart as of December 31, 2017.

16